UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2019

     MFS® Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

RGI-SEM

MFS® Core Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.7%
Amazon.com, Inc.	2.9%
Alphabet, Inc., “A”	2.9%
Microsoft Corp.	2.5%
American Tower Corp., REIT	2.1%
Aon PLC	2.0%
Chevron Corp.	2.0%
Pfizer, Inc.	1.8%
Mastercard, Inc., “A”	1.8%
Salesforce.com, Inc.	1.7%

Global equity sectors (k)
Technology	24.7%
Financial Services	18.2%
Capital Goods	13.6%
Health Care (s)	13.6%
Consumer Cyclicals	12.1%
Energy	8.0%
Consumer Staples	5.1%
Telecommunications/Cable Television (s)	3.4%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	0.97%	$1,000.00	$979.23	$4.76
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
B	Actual	1.72%	$1,000.00	$975.56	$8.43
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60
C	Actual	1.73%	$1,000.00	$975.61	$8.47
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
I	Actual	0.73%	$1,000.00	$980.32	$3.58
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
R1	Actual	1.73%	$1,000.00	$975.60	$8.47
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
R2	Actual	1.22%	$1,000.00	$977.73	$5.98
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R3	Actual	0.98%	$1,000.00	$978.80	$4.81
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R4	Actual	0.73%	$1,000.00	$980.25	$3.58
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
R6	Actual	0.65%	$1,000.00	$980.87	$3.19
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements). Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class B, and Class R2 shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%

Issuer	Shares/Par	Value ($)
Aerospace - 3.7%
Boeing Co.	51,814	$22,796,088
CACI International, Inc., “A” (a)	31,815	5,798,602
Curtiss-Wright Corp.	35,414	4,366,192
FLIR Systems, Inc.	36,416	1,873,603
Honeywell International, Inc.	134,756	20,761,857
Northrop Grumman Corp.	63,481	18,406,951
United Technologies Corp.	112,999	14,200,584

		$88,203,877
Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A”	51,943	$8,786,678

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	137,310	$11,771,586
Skechers USA, Inc., “A” (a)	181,209	6,094,059

		$17,865,645
Automotive - 0.7%
Copart, Inc. (a)	93,544	$5,488,227
Lear Corp.	46,163	7,020,007
Stoneridge, Inc. (a)	119,687	3,539,145

		$16,047,379
Biotechnology - 1.1%
Biogen, Inc. (a)	60,353	$19,796,387
Illumina, Inc. (a)	18,367	5,744,647

		$25,541,034
Broadcasting - 0.4%
Netflix, Inc. (a)	28,741	$10,292,152

Brokerage & Asset Managers - 2.4%
Blackstone Group LP	391,652	$13,077,260
HealthEquity, Inc. (a)	38,844	3,126,165
Invesco Ltd.	253,771	4,910,469
TD Ameritrade Holding Corp.	380,148	21,413,737
TMX Group Ltd.	218,295	13,705,333

		$56,232,964

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 4.6%
Amdocs Ltd.	86,287	$4,794,968
CarGurus, Inc. (a)	218,915	9,354,238
Cognizant Technology Solutions Corp., “A”	148,415	10,534,497
DXC Technology Co.	130,748	8,611,063
Equinix, Inc., REIT	16,981	7,191,453
Fidelity National Information Services, Inc.	103,164	11,157,187
First Data Corp. (a)	215,255	5,411,511
FleetCor Technologies, Inc. (a)	58,911	13,742,758
Global Payments, Inc.	84,460	11,011,895
Grand Canyon Education, Inc. (a)	76,463	8,845,240
Total System Services, Inc.	62,461	5,896,318
Verisk Analytics, Inc., “A”	93,495	11,820,573

		$108,371,701
Cable TV - 1.0%
Altice USA, Inc.	605,599	$13,208,114
Comcast Corp., “A”	255,709	9,888,267

		$23,096,381
Chemicals - 2.0%
CF Industries Holdings, Inc.	157,254	$6,636,119
DowDuPont, Inc.	245,572	13,071,797
FMC Corp.	77,927	6,974,466
Ingevity Corp. (a)	42,844	4,936,486
PPG Industries, Inc.	144,277	16,154,696

		$47,773,564
Computer Software - 6.6%
8x8, Inc. (a)	460,676	$9,061,497
Adobe Systems, Inc. (a)	109,012	28,615,650
Cadence Design Systems, Inc. (a)	173,558	9,936,196
DocuSign, Inc. (a)	127,209	7,015,576
Microsoft Corp.	527,143	59,055,830
Salesforce.com, Inc. (a)	251,652	41,182,850

		$154,867,599
Computer Software - Systems - 4.3%
Apple, Inc. (s)	504,324	$87,323,701
Pluralsight, Inc., “A” (a)	153,932	5,004,329
Rapid7, Inc. (a)	201,749	9,286,506

		$101,614,536

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.8%
Toll Brothers, Inc.	225,197	$8,017,013
Vulcan Materials Co.	98,936	11,027,407

		$19,044,420
Consumer Products - 1.4%
Colgate-Palmolive Co.	174,358	$11,484,962
Kimberly-Clark Corp.	81,430	9,513,467
Procter & Gamble Co.	116,071	11,438,797

		$32,437,226
Consumer Services - 1.1%
Bookings Holdings, Inc. (a)	10,770	$18,277,121
Bright Horizons Family Solutions, Inc. (a)	53,093	6,583,532

		$24,860,653
Containers - 0.5%
Berry Global Group, Inc. (a)	165,501	$8,683,837
Sealed Air Corp.	96,964	4,229,570

		$12,913,407
Electrical Equipment - 2.3%
AMETEK, Inc.	227,745	$18,123,947
Fortive Corp.	105,494	8,605,146
HD Supply Holdings, Inc. (a)	164,450	7,072,994
Resideo Technologies, Inc. (a)	21,565	554,221
Sensata Technologies Holding PLC (a)	186,835	9,478,140
TE Connectivity Ltd.	84,827	6,963,448
WESCO International, Inc. (a)	60,792	3,310,124

		$54,108,020
Electronics - 3.2%
Analog Devices, Inc.	232,832	$24,903,711
Applied Materials, Inc.	59,135	2,267,236
IPG Photonics Corp. (a)	14,610	2,264,988
Marvell Technology Group Ltd.	488,197	9,739,530
Mellanox Technologies Ltd. (a)	29,671	3,187,852
Monolithic Power Systems, Inc.	16,475	2,209,462
Silicon Laboratories, Inc. (a)	39,581	3,206,853
Texas Instruments, Inc.	263,999	27,925,814

		$75,705,446
Energy - Independent - 1.8%
Concho Resources, Inc.	49,317	$5,424,870
Diamondback Energy, Inc.	21,193	2,181,395

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
EOG Resources, Inc.	139,269	$13,091,286
Hess Corp.	147,616	8,539,586
Marathon Petroleum Corp.	180,169	11,172,280
Parsley Energy, Inc., “A” (a)	96,282	1,746,555

		$42,155,972
Energy - Integrated - 2.0%
Chevron Corp.	384,867	$46,022,396

Engineering - Construction - 0.2%
KBR, Inc.	218,467	$4,316,908

Food & Beverages - 2.7%
Archer Daniels Midland Co.	107,010	$4,547,925
Coca-Cola Co.	221,063	10,022,996
Hostess Brands, Inc. (a)	413,313	5,017,620
J.M. Smucker Co.	41,845	4,431,804
Mondelez International, Inc.	332,853	15,697,347
PepsiCo, Inc.	199,023	23,015,020

		$62,732,712
Gaming & Lodging - 0.9%
Hilton Worldwide Holdings, Inc.	195,591	$16,253,612
Marriott International, Inc., “A”	32,318	4,048,476

		$20,302,088
General Merchandise - 1.3%
Dollar General Corp.	142,194	$16,844,301
Dollar Tree, Inc. (a)	141,479	13,628,672

		$30,472,973
Health Maintenance Organizations - 1.6%
Cigna Corp.	120,859	$21,082,644
Humana Inc.	57,336	16,343,053

		$37,425,697
Insurance - 4.3%
Aon PLC	274,797	$47,135,930
Assurant, Inc.	87,559	9,017,701
Athene Holding Ltd. (a)	107,022	4,767,830
Chubb Ltd.	157,108	21,036,761
Everest Re Group Ltd.	18,889	4,270,992
Hartford Financial Services Group, Inc.	325,478	16,065,594

		$102,294,808

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 4.5%
Alphabet, Inc., “A” (a)(s)	60,475	$68,128,111
Facebook, Inc., “A” (a)	242,647	39,175,358

		$107,303,469
Leisure & Toys - 0.9%
Brunswick Corp.	97,714	$5,153,436
Electronic Arts, Inc. (a)	165,418	15,843,736

		$20,997,172
Machinery & Tools - 1.3%
Flowserve Corp.	158,927	$7,057,948
IDEX Corp.	32,134	4,630,509
ITT, Inc.	79,138	4,571,011
Roper Technologies, Inc.	42,421	13,729,557

		$29,989,025
Major Banks - 2.0%
Goldman Sachs Group, Inc.	131,885	$25,941,779
PNC Financial Services Group, Inc.	104,593	13,180,810
State Street Corp.	109,792	7,890,751

		$47,013,340
Medical & Health Technology & Services - 1.5%
Guardant Health, Inc. (a)	21,203	$1,412,968
HCA Healthcare, Inc.	85,645	11,908,081
ICON PLC (a)	37,312	5,222,934
IDEXX Laboratories, Inc. (a)	18,075	3,814,367
McKesson Corp.	55,384	7,042,629
Walgreens Boots Alliance, Inc.	97,069	6,910,342

		$36,311,321
Medical Equipment - 3.4%
Boston Scientific Corp. (a)	362,420	$14,540,290
Danaher Corp.	74,338	9,442,413
Medtronic PLC	304,560	27,562,680
PerkinElmer, Inc.	121,903	11,478,386
STERIS PLC	96,987	11,731,548
West Pharmaceutical Services, Inc.	59,749	6,258,708

		$81,014,025
Metals & Mining - 0.2%
Teck Resources Ltd., “B”	160,534	$3,602,383

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	231,262	$6,394,395
Equitrans Midstream Corp.	202,402	3,570,371

		$9,964,766
Network & Telecom - 1.4%
Cisco Systems, Inc.	578,254	$29,936,210
Interxion Holding N.V. (a)	56,744	3,716,732

		$33,652,942
Oil Services - 0.7%
Apergy Corp. (a)	80,048	$3,360,415
Cactus, Inc., “A” (a)	115,315	4,181,322
Core Laboratories N.V.	44,611	2,891,239
Patterson-UTI Energy, Inc.	326,609	4,330,835
Schlumberger Ltd.	56,964	2,509,834

		$17,273,645
Other Banks & Diversified Financials - 6.8%
Bank OZK	283,211	$9,289,321
BB&T Corp.	375,928	19,161,050
Citigroup, Inc.	533,108	34,108,250
EuroDekania Ltd. (u)	580,280	69,304
Mastercard, Inc., “A”	189,398	42,570,988
Prosperity Bancshares, Inc.	40,578	3,021,032
Signature Bank	115,767	15,716,528
U.S. Bancorp	493,462	25,507,051
Wintrust Financial Corp.	146,718	10,808,715

		$160,252,239
Pharmaceuticals - 6.1%
Elanco Animal Health, Inc. (a)(l)	601,517	$18,189,874
Eli Lilly & Co.	151,871	19,179,789
Johnson & Johnson	274,284	37,478,166
Pfizer, Inc.	987,963	42,828,196
Zoetis, Inc.	279,119	26,301,383

		$143,977,408
Pollution Control - 0.4%
Evoqua Water Technologies LLC (a)	304,797	$4,139,144
Waste Connections, Inc.	76,138	6,349,909

		$10,489,053

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	77,229	$15,946,244
Kansas City Southern Co.	128,990	14,013,474

		$29,959,718
Real Estate - 2.7%
Industrial Logistics Properties Trust, REIT	465,357	$9,707,347
Life Storage, Inc., REIT	22,842	2,229,379
Medical Properties Trust, Inc., REIT	1,373,065	25,030,975
STORE Capital Corp., REIT	334,143	10,849,623
Sun Communities, Inc., REIT	31,155	3,538,274
W.P. Carey, Inc., REIT	170,147	12,568,759

		$63,924,357
Restaurants - 1.5%
Aramark	186,206	$5,642,042
Starbucks Corp.	336,870	23,668,486
U.S. Foods Holding Corp. (a)	184,100	6,487,684

		$35,798,212
Specialty Chemicals - 0.2%
Univar, Inc. (a)	203,842	$4,608,868

Specialty Stores - 5.2%
Amazon.com, Inc. (a)(s)	42,212	$69,220,504
Costco Wholesale Corp.	85,191	18,634,679
Floor & Decor Holdings, Inc. (a)	251,600	9,354,488
Ross Stores, Inc.	181,018	17,165,937
Tractor Supply Co.	98,222	9,365,468

		$123,741,076
Telecommunications - Wireless - 2.1%
American Tower Corp., REIT	276,655	$48,732,778

Telephone Services - 0.6%
Verizon Communications, Inc.	249,551	$14,204,443

Tobacco - 0.6%
Philip Morris International, Inc.	174,432	$15,165,118

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	129,627	$10,519,231
Avangrid, Inc.	99,376	4,804,830
CenterPoint Energy, Inc.	226,115	6,815,106
CMS Energy Corp.	157,800	8,584,320

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Evergy, Inc.	129,882	$7,261,703
Exelon Corp.	223,436	10,856,755
NextEra Energy, Inc.	75,626	14,196,513
Xcel Energy, Inc.	170,618	9,360,103

		$72,398,561
Total Common Stocks (Identified Cost, $1,880,983,457)		$2,333,860,155

Convertible Preferred Stocks - 0.1%
Natural Gas - Distribution - 0.1%
South Jersey Industries, Inc. (Identified Cost, $1,879,350)	37,587	$1,822,969

Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $19,795,559)	19,797,011	$19,797,011

Collateral for Securities Loaned - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (j) (Identified Cost, $15,537,524)	15,537,524	$15,537,524

Securities Sold Short - (0.4)%
Medical & Health Technology & Services - (0.2)%
Healthcare Services Group, Inc.	(85,694)	$(3,271,797)

Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(44,300)	$(5,260,625)
Total Securities Sold Short (Proceeds Received, $7,128,701)		$(8,532,422)

Other Assets, Less Liabilities - (0.2)%		(4,601,686)
Net Assets - 100.0%		$2,357,883,551

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $19,797,011 and $2,351,220,648, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

12

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At February 28, 2019, the fund had cash collateral of $3,474,344 and other liquid securities with an aggregate value of $10,168,175 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $15,405,072 of securities on loan (identified cost, $1,898,400,331)	$2,351,220,648
Investments in affiliated issuers, at value (identified cost, $19,795,559)	19,797,011
Deposits with brokers for
Securities sold short	3,474,344
Receivables for
Investments sold	13,078,501
Fund shares sold	8,032,390
Interest and dividends	3,878,509
Other assets	7,997
Total assets	$2,399,489,400

Liabilities
Payable to custodian	$6,300
Payables for
Dividends on securities sold short	16,817
Securities sold short, at value (proceeds received, $7,128,701)	8,532,422
Investments purchased	15,705,882
Fund shares reacquired	1,149,628
Collateral for securities loaned, at value	15,537,524
Payable to affiliates
Investment adviser	74,525
Shareholder servicing costs	477,701
Distribution and service fees	16,397
Payable for independent Trustees’ compensation	10,451
Accrued expenses and other liabilities	78,202
Total liabilities	$41,605,849
Net assets	$2,357,883,551

Net assets consist of
Paid-in capital	$1,878,852,963
Total distributable earnings (loss)	479,030,588
Net assets	$2,357,883,551
Shares of beneficial interest outstanding	76,462,116

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,209,405,757	39,943,806	$30.28
Class B	24,569,766	929,266	26.44
Class C	64,495,915	2,471,562	26.10
Class I	342,839,071	10,671,714	32.13
Class R1	3,043,826	116,726	26.08
Class R2	13,019,173	440,884	29.53
Class R3	40,215,584	1,331,900	30.19
Class R4	24,117,641	789,908	30.53
Class R6	636,176,818	19,766,350	32.18

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.13 [100 / 94.25 x $30.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$18,719,606
Dividends from affiliated issuers	416,399
Other	120,989
Income on securities loaned	111,457
Foreign taxes withheld	(46,590)
Total investment income	$19,321,861
Expenses
Management fee	$6,122,526
Distribution and service fees	1,916,578
Shareholder servicing costs	929,803
Administrative services fee	146,166
Independent Trustees’ compensation	10,138
Custodian fee	50,775
Shareholder communications	55,538
Audit and tax fees	28,586
Legal fees	8,259
Dividend and interest expense on securities sold short	189,426
Interest expense and fees	6,078
Miscellaneous	129,919
Total expenses	$9,593,792
Reduction of expenses by investment adviser and distributor	(144,928)
Net expenses	$9,448,864
Net investment income (loss)	$9,872,997

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$20,732,230
Affiliated issuers	(9,437)
Foreign currency	151
Net realized gain (loss)	$20,722,944
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(67,058,694)
Affiliated issuers	(2,318)
Securities sold short	(30,384)
Translation of assets and liabilities in foreign currencies	115
Net unrealized gain (loss)	$(67,091,281)
Net realized and unrealized gain (loss)	$(46,368,337)
Change in net assets from operations	$(36,495,340)

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$9,872,997	$12,999,055
Net realized gain (loss)	20,722,944	202,361,180
Net unrealized gain (loss)	(67,091,281)	132,966,174
Change in net assets from operations	$(36,495,340)	$348,326,409
Total distributions to shareholders (a)	$(199,800,134)	$(118,520,157)
Change in net assets from fund share transactions	$420,157,187	$249,008,217
Total change in net assets	$183,861,713	$478,814,469

Net assets
At beginning of period	2,174,021,838	1,695,207,369
At end of period (b)	$2,357,883,551	$2,174,021,838

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income and from net realized gain were $10,130,006 and $108,390,151, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $12,453,901.

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$34.18		$30.46	$26.72		$27.19	$29.19	$23.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.20	$0.18	(c)	$0.18	$0.15	$0.13
Net realized and unrealized gain (loss)	(1.05)		5.63	4.53		2.08	0.13	5.41
Total from investment operations	$(0.92)		$5.83	$4.71		$2.26	$0.28	$5.54

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.17)	$(0.16)		$(0.14)	$(0.13)	$(0.17)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(2.98)		$(2.11)	$(0.97)		$(2.73)	$(2.28)	$(0.17)
Net asset value, end of period (x)	$30.28		$34.18	$30.46		$26.72	$27.19	$29.19
Total return (%) (r)(s)(t)(x)	(2.08	)(n)	19.89	18.11	(c)	9.09	0.98	23.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.03	(c)	1.07	1.05	1.05
Expenses after expense reductions (f)	0.97	(a)	0.99	1.01	(c)	1.05	1.04	1.04
Net investment income (loss)	0.83	(a)	0.62	0.63	(c)	0.70	0.52	0.49
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$1,209,406		$1,184,976	$992,736		$959,812	$963,167	$1,002,028

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.96	(a)	0.97	1.00	(c)	1.04	1.03	1.04

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$30.19		$27.17	$23.96		$24.70	$26.78	$21.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.04)	$(0.03	)(c)	$(0.02)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	(0.94)		5.00	4.05		1.87	0.13	4.96
Total from investment operations	$(0.93)		$4.96	$4.02		$1.85	$0.07	$4.90

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(2.82)		$(1.94)	$(0.81)		$(2.59)	$(2.15)	$—
Net asset value, end of period (x)	$26.44		$30.19	$27.17		$23.96	$24.70	$26.78
Total return (%) (r)(s)(t)(x)	(2.44	)(n)	19.01	17.21	(c)	8.24	0.25	22.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.78	(c)	1.82	1.80	1.80
Expenses after expense reductions (f)	1.72	(a)	1.74	1.77	(c)	1.81	1.80	1.80
Net investment income (loss)	0.06	(a)	(0.14)	(0.12	)(c)	(0.07)	(0.23)	(0.26)
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$24,570		$26,993	$27,139		$30,324	$34,126	$40,536

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.71	(a)	1.72	1.75	(c)	1.79	1.79	1.80

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$29.84		$26.88	$23.71		$24.47	$26.55	$21.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.05)	$(0.03	)(c)	$(0.01)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	(0.93)		4.95	4.01		1.84	0.13	4.92
Total from investment operations	$(0.92)		$4.90	$3.98		$1.83	$0.07	$4.86

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$(0.03)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(2.82)		$(1.94)	$(0.81)		$(2.59)	$(2.15)	$(0.03)
Net asset value, end of period (x)	$26.10		$29.84	$26.88		$23.71	$24.47	$26.55
Total return (%) (r)(s)(t)(x)	(2.44	)(n)	18.98	17.22	(c)	8.24	0.26	22.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.78	(c)	1.82	1.80	1.80
Expenses after expense reductions (f)	1.73	(a)	1.74	1.77	(c)	1.81	1.80	1.80
Net investment income (loss)	0.09	(a)	(0.17)	(0.12	)(c)	(0.05)	(0.23)	(0.26)
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$64,496		$56,413	$89,946		$89,160	$88,020	$89,702

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.71	(a)	1.72	1.75	(c)	1.79	1.79	1.80

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$36.12		$32.07	$28.10		$28.44	$30.43	$24.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.30	$0.26	(c)	$0.29	$0.23	$0.21
Net realized and unrealized gain (loss)	(1.11)		5.93	4.76		2.15	0.13	5.62
Total from investment operations	$(0.93)		$6.23	$5.02		$2.44	$0.36	$5.83

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.24)	$(0.24)		$(0.19)	$(0.20)	$(0.22)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(3.06)		$(2.18)	$(1.05)		$(2.78)	$(2.35)	$(0.22)
Net asset value, end of period (x)	$32.13		$36.12	$32.07		$28.10	$28.44	$30.43
Total return (%) (r)(s)(t)(x)	(1.97	)(n)	20.21	18.38	(c)	9.36	1.23	23.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.78	(c)	0.81	0.80	0.80
Expenses after expense reductions (f)	0.73	(a)	0.74	0.77	(c)	0.80	0.80	0.80
Net investment income (loss)	1.11	(a)	0.88	0.88	(c)	1.07	0.77	0.73
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$342,839		$246,779	$122,055		$61,739	$49,768	$45,089

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.71	(a)	0.73	0.75	(c)	0.79	0.79	0.80

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$29.82		$26.86	$23.70		$24.45	$26.54	$21.69

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.04)	$(0.03	)(c)	$(0.02)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	(0.93)		4.94	4.00		1.86	0.12	4.91
Total from investment operations	$(0.92)		$4.90	$3.97		$1.84	$0.06	$4.85

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$(0.00	)(w)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(2.82)		$(1.94)	$(0.81)		$(2.59)	$(2.15)	$(0.00	)(w)
Net asset value, end of period (x)	$26.08		$29.82	$26.86		$23.70	$24.45	$26.54
Total return (%) (r)(s)(t)(x)	(2.44	)(n)	19.00	17.19	(c)	8.29	0.22	22.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.78	(c)	1.82	1.80	1.80
Expenses after expense reductions (f)	1.73	(a)	1.74	1.77	(c)	1.81	1.80	1.80
Net investment income (loss)	0.06	(a)	(0.14)	(0.13	)(c)	(0.09)	(0.23)	(0.26)
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$3,044		$3,448	$3,103		$2,935	$3,625	$4,132

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.71	(a)	1.73	1.75	(c)	1.80	1.79	1.80

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$33.33		$29.75	$26.12		$26.62	$28.59	$23.35

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.11	$0.10	(c)	$0.11	$0.07	$0.06
Net realized and unrealized gain (loss)	(1.02)		5.50	4.43		2.04	0.14	5.29
Total from investment operations	$(0.94)		$5.61	$4.53		$2.15	$0.21	$5.35

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.09)	$(0.09)		$(0.06)	$(0.03)	$(0.11)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(2.86)		$(2.03)	$(0.90)		$(2.65)	$(2.18)	$(0.11)
Net asset value, end of period (x)	$29.53		$33.33	$29.75		$26.12	$26.62	$28.59
Total return (%) (r)(s)(t)(x)	(2.23	)(n)	19.61	17.80	(c)	8.82	0.75	22.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.28	(c)	1.32	1.30	1.30
Expenses after expense reductions (f)	1.22	(a)	1.24	1.27	(c)	1.31	1.30	1.30
Net investment income (loss)	0.56	(a)	0.35	0.38	(c)	0.46	0.27	0.24
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$13,019		$15,202	$16,508		$15,932	$16,332	$19,434

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.21	(a)	1.22	1.25	(c)	1.29	1.29	1.30

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$34.11		$30.33	$26.61		$27.10	$29.10	$23.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.20	$0.17	(c)	$0.18	$0.15	$0.13
Net realized and unrealized gain (loss)	(1.05)		5.61	4.52		2.06	0.13	5.39
Total from investment operations	$(0.93)		$5.81	$4.69		$2.24	$0.28	$5.52

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.09)	$(0.16)		$(0.14)	$(0.13)	$(0.17)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(2.99)		$(2.03)	$(0.97)		$(2.73)	$(2.28)	$(0.17)
Net asset value, end of period (x)	$30.19		$34.11	$30.33		$26.61	$27.10	$29.10
Total return (%) (r)(s)(t)(x)	(2.12	)(n)	19.91	18.10	(c)	9.06	0.99	23.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.02	(c)	1.07	1.05	1.05
Expenses after expense reductions (f)	0.98	(a)	0.99	1.02	(c)	1.06	1.05	1.05
Net investment income (loss)	0.83	(a)	0.61	0.62	(c)	0.71	0.52	0.49
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$40,216		$34,916	$28,075		$77,217	$65,775	$68,977

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.96	(a)	0.98	1.00	(c)	1.04	1.04	1.05

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$34.48		$30.71	$26.93		$27.39	$29.40	$23.99

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.28	$0.25	(c)	$0.23	$0.22	$0.20
Net realized and unrealized gain (loss)	(1.06)		5.67	4.57		2.11	0.12	5.44
Total from investment operations	$(0.90)		$5.95	$4.82		$2.34	$0.34	$5.64

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.24)	$(0.23)		$(0.21)	$(0.20)	$(0.23)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(3.05)		$(2.18)	$(1.04)		$(2.80)	$(2.35)	$(0.23)
Net asset value, end of period (x)	$30.53		$34.48	$30.71		$26.93	$27.39	$29.40
Total return (%) (r)(s)(t)(x)	(1.98	)(n)	20.18	18.40	(c)	9.36	1.22	23.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.78	(c)	0.82	0.80	0.81
Expenses after expense reductions (f)	0.73	(a)	0.74	0.77	(c)	0.81	0.80	0.80
Net investment income (loss)	1.05	(a)	0.86	0.87	(c)	0.90	0.76	0.72
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$24,118		$27,707	$22,494		$15,799	$21,159	$19,706

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.71	(a)	0.73	0.76	(c)	0.79	0.79	0.80

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$36.18		$32.12	$28.13		$28.49	$30.47	$24.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.32	$0.29	(c)	$0.58	$0.24	$0.23
Net realized and unrealized gain (loss)	(1.11)		5.95	4.77		1.89	0.15	5.64
Total from investment operations	$(0.92)		$6.27	$5.06		$2.47	$0.39	$5.87

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.27)	$(0.27)		$(0.24)	$(0.22)	$(0.24)
From net realized gain	(2.82)		(1.94)	(0.81)		(2.59)	(2.15)	—
Total distributions declared to shareholders	$(3.08)		$(2.21)	$(1.07)		$(2.83)	$(2.37)	$(0.24)
Net asset value, end of period (x)	$32.18		$36.18	$32.12		$28.13	$28.49	$30.47
Total return (%) (r)(s)(t)(x)	(1.94	)(n)	20.29	18.49	(c)	9.46	1.34	23.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67	0.69	(c)	0.70	0.71	0.71
Expenses after expense reductions (f)	0.65	(a)	0.66	0.68	(c)	0.69	0.70	0.71
Net investment income (loss)	1.16	(a)	0.95	0.97	(c)	2.10	0.82	0.80
Portfolio turnover	24	(n)	42	46		68	53	48
Net assets at end of period (000 omitted)	$636,177		$577,588	$393,153		$300,078	$6,198	$2,492

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.63	(a)	0.65	0.66	(c)	0.68	0.69	0.71

See Notes to Financial Statements

26

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended August 31, 2017 would have been lower by approximately 0.85%.

(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the

28

Notes to Financial Statements (unaudited) – continued

last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

29

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,335,613,820	$—	$69,304	$2,335,683,124
Mutual Funds	35,334,535	—	—	35,334,535
Total	$2,370,948,355	$—	$69,304	$2,371,017,659

Short Sales	$(8,532,422)	$—	$—	$(8,532,422)
For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/18	$73,250
Change in unrealized appreciation or depreciation	(3,946)
Balance as of 2/28/19	$69,304

The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2019 is $(3,946). At February 28, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain

30

Notes to Financial Statements (unaudited) – continued

if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2019, this expense amounted to $189,426. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $15,405,072. The fair value of the fund’s investment securities on loan and a related liability of $15,537,524 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

31

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

32

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$63,295,048
Long-term capital gains	55,225,109
Total distributions	$118,520,157

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$1,921,672,422
Gross appreciation	492,593,544

Gross depreciation	(43,248,307)
Net unrealized appreciation (depreciation)	$449,345,237

As of 8/31/18

Undistributed ordinary income	26,916,872
Undistributed long-term capital gain	172,760,670
Other temporary differences	615,608
Net unrealized appreciation (depreciation)	515,032,912

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

33

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$5,730,310	$5,294,029	$100,135,888	$61,975,380
Class B	—	—	2,489,868	1,817,848
Class C	—	—	5,804,466	6,378,072
Class I	2,052,976	1,130,413	23,830,597	8,961,582
Class R1	—	—	326,330	223,893
Class R2	16,997	49,766	1,200,797	1,036,306
Class R3	194,379	88,607	3,241,648	1,845,694
Class R4	189,751	177,188	2,279,557	1,420,076
Class R6	4,415,385	3,390,003	47,891,185	24,731,300
Total	$12,599,798	$10,130,006	$187,200,336	$108,390,151

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $105,749, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.56% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $190,859 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,415,477
Class B	0.75%	0.25%	1.00%	0.99%	123,246
Class C	0.75%	0.25%	1.00%	1.00%	286,178
Class R1	0.75%	0.25%	1.00%	1.00%	15,695
Class R2	0.25%	0.25%	0.50%	0.49%	33,190
Class R3	—	0.25%	0.25%	0.25%	42,792
Total Distribution and Service Fees					$1,916,578

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $37,713, $718, $308, and $440 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$7,322
Class B	5,915
Class C	3,085

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $173,761, which equated to 0.0163% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $756,042.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

35

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,796 and the Retirement Deferral plan, which terminated on December 31, 2018, resulted in a net decrease in expense of $5,905. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $10,440 at February 28, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $1,816 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”)

36

Notes to Financial Statements (unaudited) – continued

pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross- trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $979,790 and $384,288, respectively. The sales transactions resulted in net realized gains (losses) of $60,348.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $67,904, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $748,569,809 and $508,585,513, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,225,337	$128,171,039	5,491,477	$174,636,099
Class B	80,724	2,203,868	105,996	3,002,223
Class C	658,742	16,871,268	543,749	15,277,509
Class I	5,860,848	186,607,819	4,501,467	152,069,519
Class R1	10,289	270,596	16,033	450,900
Class R2	67,904	2,012,152	78,215	2,431,816
Class R3	372,970	11,406,407	382,260	12,171,048
Class R4	62,024	1,919,278	125,527	4,042,161
Class R6	3,660,179	119,311,022	4,974,501	168,636,329
	14,999,017	$468,773,449	16,219,225	$532,717,604

Shares issued to shareholders in reinvestment of distributions
Class A	3,617,906	$102,242,033	2,102,570	$64,696,076
Class B	98,656	2,438,781	65,187	1,780,902
Class C	228,301	5,570,537	229,209	6,190,943
Class I	818,315	24,524,913	297,420	9,651,266
Class R1	13,385	326,330	8,295	223,888
Class R2	42,497	1,172,074	34,320	1,031,307
Class R3	121,888	3,436,027	63,007	1,934,301
Class R4	86,084	2,452,539	51,558	1,597,264
Class R6	1,640,473	49,246,989	790,253	25,675,328
	6,667,505	$191,410,223	3,641,819	$112,781,275

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,564,024)	$(77,019,444)	(5,525,286)	$(176,652,711)
Class B	(144,070)	(3,793,108)	(276,080)	(7,828,387)
Class C	(305,892)	(7,739,235)	(2,229,182)	(61,364,135)
Class I	(2,839,877)	(87,756,829)	(1,772,545)	(59,813,814)
Class R1	(22,578)	(557,317)	(24,215)	(679,704)
Class R2	(125,661)	(3,671,098)	(211,365)	(6,644,813)
Class R3	(186,672)	(5,724,193)	(347,308)	(11,021,902)
Class R4	(161,687)	(4,771,345)	(106,173)	(3,416,345)
Class R6	(1,496,924)	(48,993,916)	(2,043,451)	(69,068,851)
	(7,847,385)	$(240,026,485)	(12,535,605)	$(396,490,662)

Net change
Class A	5,279,219	$153,393,628	2,068,761	$62,679,464
Class B	35,310	849,541	(104,897)	(3,045,262)
Class C	581,151	14,702,570	(1,456,224)	(39,895,683)
Class I	3,839,286	123,375,903	3,026,342	101,906,971
Class R1	1,096	39,609	113	(4,916)
Class R2	(15,260)	(486,872)	(98,830)	(3,181,690)
Class R3	308,186	9,118,241	97,959	3,083,447
Class R4	(13,579)	(399,528)	70,912	2,223,080
Class R6	3,803,728	119,564,095	3,721,303	125,242,806
	13,819,137	$420,157,187	7,325,439	$249,008,217

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $6,042 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

38

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		30,298,308	343,076,553	(353,577,850)	19,797,011

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(9,437)	$(2,318)	$—	$416,399	$19,797,011

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® Low Volatility Global Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LVO-SEM

MFS® Low Volatility Global Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Johnson & Johnson	2.6%
Roche Holding AG	2.5%
STORE Capital Corp., REIT	2.2%
Terumo Corp.	2.2%
Adobe Systems, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
NICE Systems Ltd., ADR	2.1%
Pfizer, Inc.	2.1%
Walgreens Boots Alliance, Inc.	1.9%
ABC-MART, Inc.	1.8%

Equity sectors (k)
Financial Services	16.7%
Health Care	16.4%
Utilities & Communications	15.3%
Consumer Staples	12.3%
Technology	8.4%
Retailing	6.1%
Leisure	6.1%
Industrial Goods & Services	3.6%
Special Products & Services	3.3%
Basic Materials	2.1%
Energy	1.5%
Autos & Housing	1.3%
Transportation	1.3%

Issuer country weightings (x)
United States	48.6%
Japan	11.5%
Canada	7.8%
Switzerland	6.3%
Hong Kong	3.9%
United Kingdom	3.7%
Germany	2.6%
Taiwan	2.1%
Israel	2.1%
Other Countries	11.4%

Currency exposure weightings (y)
United States Dollar	57.2%
Japanese Yen	11.5%
Swiss Franc	6.3%
Euro	4.6%
British Pound Sterling	3.7%
Hong Kong Dollar	3.0%
New Taiwan Dollar	2.1%
Israeli Shekel	2.1%
Malaysian Ringgit	1.8%
Other Currencies	7.7%

2

Portfolio Composition – continued

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	0.98%	$1,000.00	$1,016.00	$4.90
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
B	Actual	1.74%	$1,000.00	$1,012.47	$8.68
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,012.83	$8.68
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,017.20	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$1,012.55	$8.68
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$1,014.47	$6.19
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,016.55	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,017.18	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.67%	$1,000.00	$1,017.58	$3.35
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.4%

Issuer	Shares/Par	Value ($)
Aerospace - 1.6%
Lockheed Martin Corp.	13,624	$4,215,402

Airlines - 0.5%
Malaysia Airports Holdings Berhad	627,800	$1,261,312

Apparel Manufacturers - 0.5%
Gildan Activewear, Inc.	36,654	$1,307,448

Automotive - 0.8%
USS Co. Ltd.	117,300	$2,134,162

Broadcasting - 0.7%
Publicis Groupe S.A.	33,793	$1,873,075

Business Services - 3.3%
Auto Trader Group PLC	202,974	$1,280,654
Forrester Research, Inc.	59,216	2,972,643
Infosys Technologies Ltd., ADR	398,275	4,269,508

		$8,522,805
Cable TV - 0.3%
Comcast Corp., “A”	23,137	$894,708

Computer Software - 2.1%
Adobe Systems, Inc. (a)	21,087	$5,535,338

Computer Software - Systems - 2.1%
NICE Systems Ltd., ADR (a)	45,627	$5,369,842

Construction - 0.5%
Owens Corning	25,309	$1,263,678

Consumer Products - 2.4%
Kimberly-Clark Corp.	18,478	$2,158,785
L’Oréal	4,333	1,093,649
Procter & Gamble Co.	29,706	2,927,526

		$6,179,960

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 3.5%
Kyocera Corp.	62,400	$3,437,836
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,918	5,502,848

		$8,940,684
Energy - Independent - 0.7%
Occidental Petroleum Corp.	27,107	$1,793,128

Energy - Integrated - 0.8%
Royal Dutch Shell PLC, “B”	67,833	$2,127,347

Food & Beverages - 7.6%
Archer Daniels Midland Co.	25,533	$1,085,153
General Mills, Inc.	55,008	2,592,527
Marine Harvest (l)	106,894	2,466,021
Mondelez International, Inc.	32,253	1,521,051
Nestle S.A.	47,801	4,327,737
PepsiCo, Inc.	38,938	4,502,790
Sligro Food Group N.V.	35,785	1,343,220
Toyo Suisan Kaisha Ltd.	50,400	1,867,420

		$19,705,919
Food & Drug Stores - 3.4%
Dairy Farm International Holdings Ltd.	264,900	$2,368,206
Lawson, Inc.	44,800	2,712,959
Seven & I Holdings Co. Ltd.	21,600	948,373
Tesco PLC	323,558	969,881
Wesfarmers Ltd.	76,866	1,809,137

		$8,808,556
Gaming & Lodging - 2.1%
Crown Resorts Ltd.	266,916	$2,169,801
Genting Berhad	1,805,400	3,272,052

		$5,441,853
Health Maintenance Organizations - 1.8%
Cigna Corp.	12,704	$2,216,086
Humana Inc.	8,587	2,447,638

		$4,663,724
Insurance - 4.0%
Beazley PLC	263,949	$1,916,735
Everest Re Group Ltd.	15,301	3,459,709
Swiss Life Holding AG	5,090	2,218,476

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Travelers Cos., Inc.	7,739	$1,028,591
Zurich Insurance Group AG	5,390	1,782,175

		$10,405,686
Internet - 0.7%
Alphabet, Inc., “A” (a)	1,680	$1,892,604

Machinery & Tools - 0.4%
Doosan Bobcat, Inc.	39,447	$1,118,840

Major Banks - 2.2%
Bank of Nova Scotia	21,214	$1,178,650
PNC Financial Services Group, Inc.	9,829	1,238,651
Royal Bank of Canada	29,040	2,270,347
Sumitomo Mitsui Trust Holdings	24,300	919,766

		$5,607,414

Medical & Health Technology & Services - 1.9%
Walgreens Boots Alliance, Inc.	68,908	$4,905,561

Medical Equipment - 2.6%
EssilorLuxottica	9,069	$1,098,088
Terumo Corp.	91,800	5,616,795

		$6,714,883

Natural Gas - Distribution - 0.5%
Tokyo Gas Co. Ltd.	48,700	$1,339,124

Natural Gas - Pipeline - 0.9%
Enbridge, Inc.	66,080	$2,444,299

Other Banks & Diversified Financials - 3.1%
Bangkok Bank Public Co. Ltd.	148,500	$1,008,457
Credicorp Ltd.	10,655	2,590,124
Komercni Banka A.S.	42,247	1,773,626
U.S. Bancorp	50,288	2,599,387

		$7,971,594
Pharmaceuticals - 10.1%
Eli Lilly & Co.	20,236	$2,555,604
Johnson & Johnson	48,813	6,669,808
Merck & Co., Inc.	46,071	3,745,112
Novartis AG	16,587	1,513,031

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Pfizer, Inc.	123,309	$5,345,445
Roche Holding AG	23,268	6,464,823

		$26,293,823
Pollution Control - 1.6%
Waste Connections, Inc.	49,175	$4,101,195

Precious Metals & Minerals - 1.1%
Franco-Nevada Corp.	39,101	$2,945,760

Railroad & Shipping - 0.8%
Canadian National Railway Co.	22,856	$1,962,873

Real Estate - 7.5%
AvalonBay Communities, Inc., REIT	18,166	$3,535,649
Grand City Properties S.A.	173,035	4,074,144
Life Storage, Inc., REIT	18,143	1,770,757
Public Storage, Inc., REIT	7,558	1,598,441
STORE Capital Corp., REIT	177,921	5,777,095
Sun Communities, Inc., REIT	22,712	2,579,402

		$19,335,488
Restaurants - 2.9%
McDonald’s Corp.	19,973	$3,671,836
Starbucks Corp.	55,071	3,869,289

		$7,541,125
Specialty Chemicals - 1.0%
Symrise AG	28,792	$2,537,427

Specialty Stores - 2.2%
ABC-MART, Inc.	82,400	$4,716,386
Home Depot, Inc.	5,682	1,051,966

		$5,768,352
Telecommunications - Wireless - 2.8%
Advanced Info Service Public Co. Ltd.	256,900	$1,483,722
KDDI Corp.	147,000	3,545,593
Vodafone Group PLC	1,248,389	2,223,409

		$7,252,724
Telephone Services - 4.0%
HKT Trust and HKT Ltd.	2,229,000	$3,481,326
TELUS Corp.	111,974	4,066,896

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
Verizon Communications, Inc.	48,299	$2,749,179

		$10,297,401
Tobacco - 2.3%
Altria Group, Inc.	44,628	$2,338,953
Imperial Tobacco Group PLC	31,180	1,038,232
Japan Tobacco, Inc.	98,300	2,498,398

		$5,875,583
Utilities - Electric Power - 7.1%
American Electric Power Co., Inc.	30,700	$2,491,305
Avangrid, Inc.	34,618	1,673,780
CEZ A.S.	37,849	917,112
CLP Holdings Ltd.	362,500	4,294,723
Duke Energy Corp.	11,661	1,045,525
Evergy, Inc.	42,738	2,389,481
WEC Energy Group, Inc.	34,921	2,663,774
Xcel Energy, Inc.	51,559	2,828,527

		$18,304,227
Total Common Stocks (Identified Cost, $218,400,943)		$244,654,924

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $2,724,122)	2,724,290	$2,724,290

Collateral for Securities Loaned - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (j) (Identified Cost, $2,272,643)	2,272,643	$2,272,643

Other Assets, Less Liabilities - 3.6%		9,400,401
Net Assets - 100.0%		$259,052,258

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,724,290 and $246,927,567, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $2,137,330 of securities on loan (identified cost, $220,673,586)	$246,927,567
Investments in affiliated issuers, at value (identified cost, $2,724,122)	2,724,290
Foreign currency, at value (identified cost, $21)	21
Receivables for
Fund shares sold	12,501,818
Interest and dividends	866,999
Other assets	1,029
Total assets	$263,021,724

Liabilities
Payables for
Investments purchased	$1,524,845
Fund shares reacquired	107,591
Collateral for securities loaned, at value	2,272,643
Payable to affiliates
Investment adviser	6,182
Shareholder servicing costs	23,783
Distribution and service fees	167
Payable for independent Trustees’ compensation	13
Deferred country tax expense payable	6,785
Accrued expenses and other liabilities	27,457
Total liabilities	$3,969,466
Net assets	$259,052,258

Net assets consist of
Paid-in capital	$233,611,495
Total distributable earnings (loss)	25,440,763
Net assets	$259,052,258
Shares of beneficial interest outstanding	19,304,706

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,944,686	1,113,499	$13.42
Class B	389,700	29,236	13.33
Class C	2,086,193	156,671	13.32
Class I	168,056,261	12,519,378	13.42
Class R1	75,346	5,628	13.39
Class R2	67,301	5,014	13.42
Class R3	67,874	5,051	13.44
Class R4	68,479	5,101	13.42
Class R6	73,296,418	5,465,128	13.41

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.24 [100 / 94.25 x $13.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,566,951
Dividends from affiliated issuers	25,451
Other	9,530
Income on securities loaned	2,909
Foreign taxes withheld	(91,227)
Total investment income	$2,513,614
Expenses
Management fee	$570,134
Distribution and service fees	25,372
Shareholder servicing costs	51,434
Administrative services fee	19,123
Independent Trustees’ compensation	2,505
Custodian fee	25,498
Shareholder communications	13,617
Audit and tax fees	27,376
Legal fees	778
Registration fees	62,153
Miscellaneous	15,718
Total expenses	$813,708
Reduction of expenses by investment adviser and distributor	(44,284)
Net expenses	$769,424
Net investment income (loss)	$1,744,190

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $54 country tax)	$2,021,799
Affiliated issuers	91
Foreign currency	(1,079)
Net realized gain (loss)	$2,020,811
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,616 decrease in deferred country tax)	$2,007,295
Affiliated issuers	51
Translation of assets and liabilities in foreign currencies	(3,834)
Net unrealized gain (loss)	$2,003,512
Net realized and unrealized gain (loss)	$4,024,323
Change in net assets from operations	$5,768,513

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$1,744,190	$3,736,632
Net realized gain (loss)	2,020,811	4,752,570
Net unrealized gain (loss)	2,003,512	8,115,677
Change in net assets from operations	$5,768,513	$16,604,879
Total distributions to shareholders (a)	$(7,925,983)	$(3,747,865)
Change in net assets from fund share transactions	$66,036,084	$3,967,302
Total change in net assets	$63,878,614	$16,824,316

Net assets
At beginning of period	195,173,644	178,349,328
At end of period (b)	$259,052,258	$195,173,644

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income were $3,747,865.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $985,825.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.73		$12.82	$11.87	$10.75	$10.92	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.23	$0.19	$0.18	$0.19	$0.15
Net realized and unrealized gain (loss)	0.09		0.92	0.91	1.11	(0.22)	0.86
Total from investment operations	$0.19		$1.15	$1.10	$1.29	$(0.03)	$1.01

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.15)	$(0.17)	$(0.12)	$(0.09)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.50)		$(0.24)	$(0.15)	$(0.17)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$13.42		$13.73	$12.82	$11.87	$10.75	$10.92
Total return (%) (r)(s)(t)(x)	1.60	(n)	9.09	9.36	12.12	(0.36)	10.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.06	1.23	1.51	1.88	5.81	(a)
Expenses after expense reductions (f)	0.98	(a)	0.97	1.17	1.19	1.23	1.22	(a)
Net investment income (loss)	1.47	(a)	1.75	1.55	1.56	1.65	1.86	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$14,945		$9,102	$9,215	$7,473	$3,981	$800

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.63		$12.73	$11.79	$10.70	$10.91	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.13	$0.09	$0.07	$0.08	$0.06
Net realized and unrealized gain (loss)	0.10		0.91	0.91	1.12	(0.20)	0.89
Total from investment operations	$0.14		$1.04	$1.00	$1.19	$(0.12)	$0.95

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.06)	$(0.10)	$(0.07)	$(0.04)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.44)		$(0.14)	$(0.06)	$(0.10)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$13.33		$13.63	$12.73	$11.79	$10.70	$10.91
Total return (%) (r)(s)(t)(x)	1.25	(n)	8.25	8.48	11.16	(1.16)	9.50	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.81	1.98	2.33	2.68	6.87	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.96	1.98	2.01	2.07	(a)
Net investment income (loss)	0.68	(a)	1.02	0.73	0.65	0.74	0.80	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$390		$380	$350	$341	$446	$116

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.62		$12.71	$11.78	$10.69	$10.91	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.13	$0.09	$0.08	$0.10	$0.06
Net realized and unrealized gain (loss)	0.10		0.92	0.91	1.11	(0.23)	0.89
Total from investment operations	$0.14		$1.05	$1.00	$1.19	$(0.13)	$0.95

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.07)	$(0.10)	$(0.07)	$(0.04)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.44)		$(0.14)	$(0.07)	$(0.10)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$13.32		$13.62	$12.71	$11.78	$10.69	$10.91
Total return (%) (r)(s)(t)(x)	1.28	(n)	8.28	8.49	11.22	(1.23)	9.50	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.81	1.98	2.23	2.66	6.85	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.96	1.99	2.00	2.07	(a)
Net investment income (loss)	0.63	(a)	1.01	0.76	0.74	0.89	0.82	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$2,086		$1,773	$1,924	$1,554	$453	$130

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.73		$12.82	$11.87	$10.76	$10.93	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.27	$0.23	$0.21	$0.24	$0.14
Net realized and unrealized gain (loss)	0.09		0.91	0.90	1.10	(0.25)	0.89
Total from investment operations	$0.20		$1.18	$1.13	$1.31	$(0.01)	$1.03

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.18)	$(0.20)	$(0.14)	$(0.10)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.51)		$(0.27)	$(0.18)	$(0.20)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.42		$13.73	$12.82	$11.87	$10.76	$10.93
Total return (%) (r)(s)(t)(x)	1.72	(n)	9.34	9.59	12.34	(0.18)	10.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.81	0.94	1.17	1.63	5.85	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.90	0.98	1.00	1.07	(a)
Net investment income (loss)	1.69	(a)	2.03	1.87	1.86	2.10	1.81	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$168,056		$114,259	$97,952	$10,669	$2,685	$138

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.69		$12.78	$11.84	$10.70	$10.91	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.14	$0.09	$0.08	$0.07	$0.06
Net realized and unrealized gain (loss)	0.10		0.91	0.91	1.12	(0.19)	0.89
Total from investment operations	$0.14		$1.05	$1.00	$1.20	$(0.12)	$0.95

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.06)	$(0.06)	$(0.07)	$(0.04)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.44)		$(0.14)	$(0.06)	$(0.06)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$13.39		$13.69	$12.78	$11.84	$10.70	$10.91
Total return (%) (r)(s)(t)(x)	1.25	(n)	8.29	8.47	11.24	(1.22)	9.50	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.81	1.98	2.31	2.69	6.89	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.96	1.99	2.01	2.07	(a)
Net investment income (loss)	0.67	(a)	1.03	0.75	0.69	0.66	0.79	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$75		$74	$68	$56	$108	$109

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.73		$12.81	$11.87	$10.74	$10.92	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.20	$0.15	$0.13	$0.13	$0.10
Net realized and unrealized gain (loss)	0.09		0.92	0.90	1.13	(0.20)	0.89
Total from investment operations	$0.17		$1.12	$1.05	$1.26	$(0.07)	$0.99

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.11)	$(0.13)	$(0.09)	$(0.07)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.48)		$(0.20)	$(0.11)	$(0.13)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$13.42		$13.73	$12.81	$11.87	$10.74	$10.92
Total return (%) (r)(s)(t)(x)	1.45	(n)	8.87	8.94	11.83	(0.71)	9.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.31	1.49	1.79	2.19	6.39	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.47	1.49	1.51	1.57	(a)
Net investment income (loss)	1.17	(a)	1.52	1.24	1.20	1.16	1.29	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$67		$66	$61	$72	$112	$110

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.74		$12.82	$11.88	$10.76	$10.92	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.22	$0.19	$0.16	$0.16	$0.12
Net realized and unrealized gain (loss)	0.10		0.93	0.90	1.12	(0.19)	0.88
Total from investment operations	$0.19		$1.15	$1.09	$1.28	$(0.03)	$1.00

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.15)	$(0.16)	$(0.11)	$(0.08)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.49)		$(0.23)	$(0.15)	$(0.16)	$(0.13)	$(0.08)
Net asset value, end of period (x)	$13.44		$13.74	$12.82	$11.88	$10.76	$10.92
Total return (%) (r)(s)(t)(x)	1.65	(n)	9.11	9.24	12.05	(0.34)	10.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.05	1.21	1.56	1.94	6.14	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	1.18	1.24	1.26	1.32	(a)
Net investment income (loss)	1.42	(a)	1.69	1.55	1.44	1.41	1.54	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$68		$67	$151	$56	$110	$110

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.73		$12.82	$11.87	$10.76	$10.93	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.27	$0.21	$0.19	$0.19	$0.14
Net realized and unrealized gain (loss)	0.09		0.91	0.92	1.12	(0.20)	0.89
Total from investment operations	$0.20		$1.18	$1.13	$1.31	$(0.01)	$1.03

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.18)	$(0.20)	$(0.14)	$(0.10)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.51)		$(0.27)	$(0.18)	$(0.20)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.42		$13.73	$12.82	$11.87	$10.76	$10.93
Total return (%) (r)(s)(t)(x)	1.72	(n)	9.34	9.58	12.32	(0.18)	10.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.81	0.98	1.31	1.69	5.89	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.96	0.99	1.02	1.07	(a)
Net investment income (loss)	1.67	(a)	2.02	1.74	1.69	1.66	1.79	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$68		$67	$62	$56	$110	$110

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.72		$12.81	$11.86	$10.76	$10.92	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.27	$0.21	$0.20	$0.20	$0.14
Net realized and unrealized gain (loss)	0.10		0.92	0.92	1.11	(0.20)	0.88
Total from investment operations	$0.21		$1.19	$1.13	$1.31	$0.00	$1.02

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.18)	$(0.21)	$(0.14)	$(0.10)
From net realized gain	(0.39)		—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.52)		$(0.28)	$(0.18)	$(0.21)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.41		$13.72	$12.81	$11.86	$10.76	$10.92
Total return (%) (r)(s)(t)(x)	1.76	(n)	9.42	9.63	12.37	(0.09)	10.21	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.74	0.94	1.21	1.63	5.88	(a)
Expenses after expense reductions (f)	0.67	(a)	0.67	0.92	0.93	0.97	1.06	(a)
Net investment income (loss)	1.74	(a)	2.08	1.77	1.76	1.79	1.80	(a)
Portfolio turnover	17	(n)	41	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$73,296		$69,385	$68,569	$45,799	$27,802	$5,966

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

25

Notes to Financial Statements (unaudited) – continued

subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

26

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$244,654,924	$—	$—	$244,654,924
Mutual Funds	4,996,933	—	—	4,996,933
Total	$249,651,857	$—	$—	$249,651,857

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower

27

Notes to Financial Statements (unaudited) – continued

default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,137,330. The fair value of the fund’s investment securities on loan and a related liability of $2,272,643 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

28

Notes to Financial Statements (unaudited) – continued

state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$3,747,865

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$225,056,745
Gross appreciation	28,462,021

Gross depreciation	(3,866,909)
Net unrealized appreciation (depreciation)	$24,595,112

As of 8/31/18

Undistributed ordinary income	1,006,678
Undistributed long-term capital gain	4,032,438
Other temporary differences	(30,765)
Net unrealized appreciation (depreciation)	22,589,882

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s

29

Notes to Financial Statements (unaudited) – continued

income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$76,556	$171,679	$316,380	$—
Class B	1,405	4,005	10,247	—
Class C	7,115	19,587	55,646	—
Class I	1,068,981	2,142,583	3,717,214	—
Class R1	283	760	2,099	—
Class R2	421	979	1,872	—
Class R3	508	1,496	1,886	—
Class R4	599	1,310	1,902	—
Class R6	649,873	1,405,466	2,012,996	—
Total	$1,805,741	$3,747,865	$6,120,242	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $10,266, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%

30

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, this reduction amounted to $33,459, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,917 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$13,430
Class B	0.75%	0.25%	1.00%	1.00%	1,833
Class C	0.75%	0.25%	1.00%	1.00%	9,506
Class R1	0.75%	0.25%	1.00%	1.00%	360
Class R2	0.25%	0.25%	0.50%	0.50%	162
Class R3	—	0.25%	0.25%	0.25%	81
Total Distribution and Service Fees					$25,372

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $559 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$45
Class B	735
Class C	8

31

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $2,966, which equated to 0.0029% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $48,468.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0184% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $163 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 20, 2017, MFS redeemed 2,847 shares of Class I for an aggregate amount of $36,499. On March 19, 2018, MFS redeemed 7,343 shares of Class I for an aggregate amount of $96,564. On September 25, 2018, MFS purchased 1,971 shares of Class I for an aggregate amount of $27,339.

At February 28, 2019, MFS held approximately 88% of the outstanding shares of Class R1 and 100% of the outstanding shares of Class R2, Class R3, and Class R4, respectively.

32

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $204,060.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $9,530, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $82,751,471 and $35,440,232, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	596,649	$7,725,432	166,465	$2,195,559
Class B	2,586	32,913	2,431	32,218
Class C	65,761	826,740	44,846	588,231
Class I	4,704,698	61,544,222	3,081,326	40,706,123
Class R1	15	200	59	768
Class R6	429,702	5,606,653	1,110,058	14,524,680
	5,799,411	$75,736,160	4,405,185	$58,047,579

Shares issued to shareholders in reinvestment of distributions
Class A	31,362	$392,058	13,140	$171,513
Class B	939	11,652	307	4,005
Class C	4,933	61,086	1,495	19,416
Class I	370,565	4,639,213	157,587	2,054,501
Class R1	191	2,382	58	760
Class R2	183	2,293	75	979
Class R3	191	2,394	115	1,496
Class R4	199	2,501	101	1,310
Class R6	205,213	2,572,330	104,523	1,360,917
	613,776	$7,685,909	277,401	$3,614,897

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(177,510)	$(2,313,359)	(235,675)	$(3,097,154)
Class B	(2,135)	(27,635)	(2,369)	(30,922)
Class C	(44,204)	(569,498)	(67,494)	(885,022)
Class I	(876,794)	(11,608,710)	(2,560,046)	(33,731,533)
Class R1	(1)	(9)	(1)	(18)
Class R3	—	—	(7,000)	(90,368)
Class R6	(227,025)	(2,866,774)	(1,511,756)	(19,860,157)
	(1,327,669)	$(17,385,985)	(4,384,341)	$(57,695,174)

Net change
Class A	450,501	$5,804,131	(56,070)	$(730,082)
Class B	1,390	16,930	369	5,301
Class C	26,490	318,328	(21,153)	(277,375)
Class I	4,198,469	54,574,725	678,867	9,029,091
Class R1	205	2,573	116	1,510
Class R2	183	2,293	75	979
Class R3	191	2,394	(6,885)	(88,872)
Class R4	199	2,501	101	1,310
Class R6	407,890	5,312,209	(297,175)	(3,974,560)
	5,085,518	$66,036,084	298,245	$3,967,302

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $548 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,215,317	39,544,690	(38,035,717)	2,724,290

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$91	$51	$—	$25,451	$2,724,290

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

     MFS® Low Volatility Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LVU-SEM

MFS® Low Volatility Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Waste Connections, Inc.	3.1%
Eli Lilly & Co.	3.1%
PepsiCo, Inc.	3.0%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.4%
Amdocs Ltd.	2.4%
Costco Wholesale Corp.	2.3%
Alphabet, Inc., “A”	2.3%
Procter & Gamble Co.	2.0%
STORE Capital Corp., REIT	1.9%

Equity sectors (k)
Financial Services	21.5%
Health Care	18.0%
Technology	10.6%
Industrial Goods & Services	10.4%
Consumer Staples	9.6%
Utilities & Communications	8.9%
Special Products & Services	6.2%
Leisure	5.0%
Basic Materials	3.2%
Retailing	3.0%
Energy	2.4%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	0.89%	$1,000.00	$1,025.35	$4.47
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,021.94	$8.22
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,021.40	$8.22
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,026.68	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,021.16	$8.22
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,023.82	$5.72
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,025.20	$4.47
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,026.65	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$1,027.16	$2.76
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%

Issuer	Shares/Par	Value ($)
Aerospace - 5.9%
Boeing Co.	2,753	$1,211,210
CACI International, Inc., “A” (a)	5,448	992,952
Honeywell International, Inc.	13,575	2,091,500
Lockheed Martin Corp.	4,572	1,414,623
Northrop Grumman Corp.	5,907	1,712,794
United Technologies Corp.	6,861	862,222

		$8,285,301
Alcoholic Beverages - 1.2%
Constellation Brands, Inc., “A”	10,409	$1,760,786

Brokerage & Asset Managers - 1.6%
CME Group, Inc.	12,092	$2,199,656

Business Services - 3.8%
Amdocs Ltd.	59,809	$3,323,586
CoStar Group, Inc. (a)	1,794	820,809
FleetCor Technologies, Inc. (a)	2,902	676,979
Total System Services, Inc.	6,386	602,838

		$5,424,212
Cable TV - 0.7%
Comcast Corp., “A”	23,922	$925,064

Chemicals - 0.6%
Eastman Chemical Co.	10,129	$837,567

Computer Software - 3.3%
Adobe Systems, Inc. (a)	7,072	$1,856,400
Microsoft Corp.	17,715	1,984,612
Oracle Corp.	15,770	822,090

		$4,663,102
Consumer Products - 2.0%
Procter & Gamble Co.	28,068	$2,766,101

Consumer Services - 2.4%
Bookings Holdings, Inc. (a)	614	$1,041,983
Bright Horizons Family Solutions, Inc. (a)	18,498	2,293,752

		$3,335,735

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - 0.6%
Berry Global Group, Inc. (a)	15,866	$832,489

Electronics - 1.3%
Texas Instruments, Inc.	17,737	$1,876,220

Energy - Independent - 1.0%
Occidental Petroleum Corp.	12,914	$854,261
Phillips 66	5,465	526,608

		$1,380,869
Energy - Integrated - 1.4%
Exxon Mobil Corp.	25,114	$1,984,759

Food & Beverages - 5.0%
General Mills, Inc.	37,968	$1,789,432
Mondelez International, Inc.	21,671	1,022,004
PepsiCo, Inc.	36,531	4,224,445

		$7,035,881
Gaming & Lodging - 0.9%
Carnival Corp.	22,329	$1,289,723

Health Maintenance Organizations - 3.9%
Cigna Corp.	9,506	$1,658,226
Humana Inc.	6,751	1,924,305
UnitedHealth Group, Inc.	7,667	1,857,101

		$5,439,632
Insurance - 8.5%
Allstate Corp.	8,640	$815,443
Aon PLC	10,027	1,719,931
Chubb Ltd.	6,687	895,389
Everest Re Group Ltd.	11,238	2,541,024
Hartford Financial Services Group, Inc.	26,571	1,311,545
Loews Corp.	34,846	1,659,367
MetLife, Inc.	18,937	855,763
Progressive Corp.	12,868	938,077
Prudential Financial, Inc.	6,323	606,060
Travelers Cos., Inc.	4,252	565,133

		$11,907,732
Internet - 2.8%
Alphabet, Inc., “A” (a)	2,886	$3,251,224
Alphabet, Inc., “C” (a)	672	752,586

		$4,003,810

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 1.4%
AGCO Corp.	11,784	$796,363
Eaton Corp. PLC	14,116	1,126,033

		$1,922,396
Major Banks - 0.5%
PNC Financial Services Group, Inc.	5,764	$726,379

Medical & Health Technology & Services - 1.6%
HCA Healthcare, Inc.	11,096	$1,542,788
Walgreens Boots Alliance, Inc.	9,668	688,265

		$2,231,053
Medical Equipment - 5.6%
Danaher Corp.	17,136	$2,176,615
Medtronic PLC	22,016	1,992,448
STERIS PLC	17,765	2,148,854
Stryker Corp.	4,817	908,053
Varian Medical Systems, Inc. (a)	4,524	607,844

		$7,833,814
Network & Telecom - 3.1%
Cisco Systems, Inc.	64,922	$3,361,012
Motorola Solutions, Inc.	6,719	961,623

		$4,322,635
Other Banks & Diversified Financials - 3.5%
M&T Bank Corp.	6,606	$1,143,234
Mastercard, Inc., “A”	8,008	1,799,958
U.S. Bancorp	14,369	742,734
Visa, Inc., “A”	8,437	1,249,689

		$4,935,615
Pharmaceuticals - 7.0%
Eli Lilly & Co.	34,692	$4,381,253
Johnson & Johnson	25,533	3,488,829
Pfizer, Inc.	29,326	1,271,282
Zoetis, Inc.	8,345	786,349

		$9,927,713
Pollution Control - 3.1%
Waste Connections, Inc.	53,115	$4,429,791

Real Estate - 7.4%
AvalonBay Communities, Inc., REIT	9,405	$1,830,495
Extra Space Storage, Inc., REIT	11,126	1,067,428

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Mid-America Apartment Communities, Inc., REIT	9,456	$979,452
Public Storage, Inc., REIT	10,052	2,125,898
STORE Capital Corp., REIT	80,957	2,628,674
Sun Communities, Inc., REIT	16,273	1,848,125

		$10,480,072
Restaurants - 3.4%
Aramark	18,413	$557,914
McDonald’s Corp.	9,259	1,702,174
Starbucks Corp.	36,369	2,555,286

		$4,815,374
Specialty Chemicals - 2.1%
Ecolab, Inc.	13,096	$2,212,046
Linde PLC	3,926	680,140

		$2,892,186
Specialty Stores - 3.0%
Costco Wholesale Corp.	15,025	$3,286,568
Home Depot, Inc.	5,227	967,727

		$4,254,295
Telephone Services - 0.9%
Verizon Communications, Inc.	23,494	$1,337,278

Tobacco - 1.4%
Altria Group, Inc.	37,027	$1,940,585

Utilities - Electric Power - 7.9%
American Electric Power Co., Inc.	8,312	$674,519
DTE Energy Co.	13,847	1,710,935
Duke Energy Corp.	17,160	1,538,566
Evergy, Inc.	14,477	809,409
Exelon Corp.	16,598	806,497
NextEra Energy, Inc.	13,498	2,533,845
WEC Energy Group, Inc.	11,216	855,556
Xcel Energy, Inc.	40,844	2,240,702

		$11,170,029
Total Common Stocks (Identified Cost, $118,994,827)		$139,167,854

8

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 0.5%

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $722,429)	722,501	$722,500

Other Assets, Less Liabilities - 0.7%		1,013,206
Net Assets - 100.0%		$140,903,560

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $722,500 and $139,167,854, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $118,994,827)	$139,167,854
Investments in affiliated issuers, at value (identified cost, $722,429)	722,500
Receivables for
Fund shares sold	817,702
Dividends	277,715
Receivable from investment adviser	15,957
Other assets	56,562
Total assets	$141,058,290

Liabilities
Payables for
Fund shares reacquired	$76,214
Payable to affiliates
Shareholder servicing costs	32,584
Distribution and service fees	1,805
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	44,114
Total liabilities	$154,730
Net assets	$140,903,560

Net assets consist of
Paid-in capital	$120,814,528
Total distributable earnings (loss)	20,089,032
Net assets	$140,903,560
Shares of beneficial interest outstanding	9,513,129

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$56,538,991	3,816,821	$14.81
Class B	2,370,290	160,313	14.79
Class C	17,704,115	1,201,134	14.74
Class I	51,354,623	3,463,561	14.83
Class R1	141,458	9,542	14.82
Class R2	168,813	11,346	14.88
Class R3	69,538	4,678	14.86
Class R4	67,910	4,576	14.84
Class R6	12,487,822	841,158	14.85

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.71 [100 / 94.25 x $14.81]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,220,650
Dividends from affiliated issuers	12,183
Other	1,079
Foreign taxes withheld	(2,208)
Total investment income	$1,231,704
Expenses
Management fee	$267,889
Distribution and service fees	141,270
Shareholder servicing costs	54,533
Administrative services fee	12,537
Independent Trustees’ compensation	1,361
Custodian fee	4,904
Shareholder communications	9,603
Audit and tax fees	24,977
Legal fees	386
Registration fees	63,714
Miscellaneous	14,015
Total expenses	$595,189
Reduction of expenses by investment adviser and distributor	(115,165)
Net expenses	$480,024
Net investment income (loss)	$751,680

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$486,317
Affiliated issuers	718
Foreign currency	(14)
Net realized gain (loss)	$487,021
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,803,177
Affiliated issuers	1
Net unrealized gain (loss)	$3,803,178
Net realized and unrealized gain (loss)	$4,290,199
Change in net assets from operations	$5,041,879

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$751,680	$1,091,038
Net realized gain (loss)	487,021	4,031,706
Net unrealized gain (loss)	3,803,178	5,142,582
Change in net assets from operations	$5,041,879	$10,265,326
Total distributions to shareholders (a)	$(3,866,719)	$(2,244,387)
Change in net assets from fund share transactions	$42,590,272	$6,417,123
Total change in net assets	$43,765,432	$14,438,062

Net assets
At beginning of period	97,138,128	82,700,066
At end of period (b)	$140,903,560	$97,138,128

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income and from net realized gain were $1,093,232 and $1,151,155, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $177,561.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.05		$13.77	$12.56	$11.12	$10.82	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.18	$0.16	$0.15	$0.14	$0.11
Net realized and unrealized gain (loss)	0.22		1.47	1.23	1.49	0.30 (g)	0.77
Total from investment operations	$0.32		$1.65	$1.39	$1.64	$0.44	$0.88

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.15)	$(0.11)	$(0.13)	$(0.06)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.56)		$(0.37)	$(0.18)	$(0.20)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$14.81		$15.05	$13.77	$12.56	$11.12	$10.82
Total return (%) (r)(s)(t)(x)	2.54	(n)	12.14	11.18	14.87	4.01	8.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.16	1.33	1.65	2.72	4.45	(a)
Expenses after expense reductions (f)	0.89	(a)	0.88	1.16	1.19	1.18	1.15	(a)
Net investment income (loss)	1.42	(a)	1.25	1.19	1.25	1.22	1.40	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$56,539		$41,177	$39,568	$29,508	$11,267	$1,154

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.02		$13.74	$12.53	$11.10	$10.81	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.06	$0.06	$0.05	$0.04
Net realized and unrealized gain (loss)	0.23		1.47	1.23	1.48	0.30 (g)	0.78
Total from investment operations	$0.28		$1.54	$1.29	$1.54	$0.35	$0.82

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.07)	$(0.05)	$(0.02)	$(0.05)	$(0.01)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.51)		$(0.26)	$(0.08)	$(0.11)	$(0.06)	$(0.01)
Net asset value, end of period (x)	$14.79		$15.02	$13.74	$12.53	$11.10	$10.81
Total return (%) (r)(s)(t)(x)	2.19	(n)	11.32	10.36	13.96	3.20	8.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.91	2.08	2.42	3.79	5.75	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.92	1.95	1.95	1.93	(a)
Net investment income (loss)	0.65	(a)	0.50	0.43	0.49	0.43	0.46	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$2,370		$2,211	$2,081	$1,885	$717	$170

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$14.98		$13.70	$12.50	$11.09	$10.80	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.06	$0.06	$0.05	$0.04
Net realized and unrealized gain (loss)	0.22		1.48	1.23	1.48	0.30 (g)	0.79
Total from investment operations	$0.27		$1.55	$1.29	$1.54	$0.35	$0.83

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.08)	$(0.06)	$(0.04)	$(0.05)	$(0.03)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.51)		$(0.27)	$(0.09)	$(0.13)	$(0.06)	$(0.03)
Net asset value, end of period (x)	$14.74		$14.98	$13.70	$12.50	$11.09	$10.80
Total return (%) (r)(s)(t)(x)	2.14	(n)	11.36	10.36	13.91	3.23	8.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.91	2.08	2.31	3.73	5.39	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.92	1.95	1.95	1.93	(a)
Net investment income (loss)	0.65	(a)	0.50	0.43	0.48	0.43	0.48	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$17,704		$13,942	$12,422	$9,977	$1,564	$421

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.07		$13.78	$12.57	$11.14	$10.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.21	$0.19	$0.18	$0.16	$0.11
Net realized and unrealized gain (loss)	0.22		1.49	1.23	1.48	0.30 (g)	0.80
Total from investment operations	$0.34		$1.70	$1.42	$1.66	$0.46	$0.91

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.18)	$(0.14)	$(0.15)	$(0.07)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.58)		$(0.41)	$(0.21)	$(0.23)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$14.83		$15.07	$13.78	$12.57	$11.14	$10.84
Total return (%) (r)(s)(t)(x)	2.67	(n)	12.49	11.44	15.05	4.20	9.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.91	1.07	1.20	2.53	4.72	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.92	0.95	0.95	0.93	(a)
Net investment income (loss)	1.65	(a)	1.50	1.47	1.51	1.36	1.43	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$51,355		$30,751	$21,814	$16,123	$964	$177

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.06		$13.77	$12.57	$11.12	$10.82	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.05	$0.06	$0.04	$0.03
Net realized and unrealized gain (loss)	0.21		1.48	1.24	1.49	0.31 (g)	0.80
Total from investment operations	$0.26		$1.55	$1.29	$1.55	$0.35	$0.83

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.06)	$(0.01)	$(0.04)	$(0.01)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.50)		$(0.26)	$(0.09)	$(0.10)	$(0.05)	$(0.01)
Net asset value, end of period (x)	$14.82		$15.06	$13.77	$12.57	$11.12	$10.82
Total return (%) (r)(s)(t)(x)	2.12	(n)	11.36	10.33	13.96	3.18	8.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.91	2.07	2.56	4.18	5.92	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.91	1.95	1.95	1.93	(a)
Net investment income (loss)	0.64	(a)	0.49	0.41	0.48	0.39	0.40	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$141		$136	$108	$57	$112	$108

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.12		$13.83	$12.61	$11.13	$10.83	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.14	$0.12	$0.12	$0.10	$0.07
Net realized and unrealized gain (loss)	0.22		1.49	1.25	1.49	0.30 (g)	0.80
Total from investment operations	$0.30		$1.63	$1.37	$1.61	$0.40	$0.87

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)	$(0.12)	$(0.04)	$(0.09)	$(0.04)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.54)		$(0.34)	$(0.15)	$(0.13)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$14.88		$15.12	$13.83	$12.61	$11.13	$10.83
Total return (%) (r)(s)(t)(x)	2.38	(n)	11.93	10.93	14.57	3.69	8.69	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.42	1.58	2.07	3.68	5.42	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.42	1.45	1.45	1.43	(a)
Net investment income (loss)	1.15	(a)	1.01	0.91	0.98	0.89	0.90	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$169		$156	$74	$53	$113	$109

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.10		$13.81	$12.59	$11.14	$10.83	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.18	$0.15	$0.15	$0.13	$0.09
Net realized and unrealized gain (loss)	0.22		1.48	1.25	1.48	0.31 (g)	0.79
Total from investment operations	$0.32		$1.66	$1.40	$1.63	$0.44	$0.88

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.15)	$(0.09)	$(0.12)	$(0.05)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.56)		$(0.37)	$(0.18)	$(0.18)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$14.86		$15.10	$13.81	$12.59	$11.14	$10.83
Total return (%) (r)(s)(t)(x)	2.52	(n)	12.18	11.22	14.72	4.04	8.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.16	1.33	1.82	3.43	5.17	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	1.17	1.20	1.20	1.18	(a)
Net investment income (loss)	1.40	(a)	1.25	1.18	1.23	1.14	1.15	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$70		$67	$59	$53	$113	$109

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.08		$13.79	$12.58	$11.14	$10.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.21	$0.19	$0.17	$0.16	$0.11
Net realized and unrealized gain (loss)	0.22		1.49	1.23	1.49	0.30 (g)	0.80
Total from investment operations	$0.34		$1.70	$1.42	$1.66	$0.46	$0.91

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.18)	$(0.13)	$(0.15)	$(0.07)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.58)		$(0.41)	$(0.21)	$(0.22)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$14.84		$15.08	$13.79	$12.58	$11.14	$10.84
Total return (%) (r)(s)(t)(x)	2.66	(n)	12.48	11.42	15.08	4.20	9.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.91	1.08	1.57	3.18	4.92	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.92	0.95	0.95	0.93	(a)
Net investment income (loss)	1.65	(a)	1.50	1.42	1.48	1.39	1.40	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$68		$66	$59	$53	$114	$109

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$15.09		$13.80	$12.58	$11.14	$10.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.23	$0.18	$0.18	$0.16	$0.11
Net realized and unrealized gain (loss)	0.22		1.48	1.27	1.50	0.30 (g)	0.80
Total from investment operations	$0.35		$1.71	$1.45	$1.68	$0.46	$0.91

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.23)	$(0.20)	$(0.15)	$(0.15)	$(0.07)
From net realized gain	(0.46)		(0.19)	(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.59)		$(0.42)	$(0.23)	$(0.24)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$14.85		$15.09	$13.80	$12.58	$11.14	$10.84
Total return (%) (r)(s)(t)(x)	2.72	(n)	12.57	11.61	15.21	4.22	9.11	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.82	0.97	1.36	3.14	4.90	(a)
Expenses after expense reductions (f)	0.55	(a)	0.54	0.78	0.88	0.91	0.91	(a)
Net investment income (loss)	1.76	(a)	1.60	1.38	1.53	1.43	1.42	(a)
Portfolio turnover	16	(n)	30	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$12,488		$8,632	$6,515	$1,693	$1,593	$1,527

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

23

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

24

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$139,167,854	$—	$—	$139,167,854
Mutual Funds	722,500	—	—	722,500
Total	$139,890,354	$—	$—	$139,890,354

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

25

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$1,498,316
Long-term capital gains	746,071

Total distributions	$2,244,387

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$119,991,517
Gross appreciation	21,304,798

Gross depreciation	(1,405,961)
Net unrealized appreciation (depreciation)	$19,898,837

As of 8/31/18

Undistributed ordinary income	546,973
Undistributed long-term capital gain	2,261,900
Net unrealized appreciation (depreciation)	16,104,999

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$294,609	$504,110	$1,358,525	$520,876
Class B	6,739	11,146	69,284	28,574
Class C	44,801	69,236	451,966	170,155
Class I	255,458	381,889	1,003,335	330,158
Class R1	409	597	4,207	1,471
Class R2	870	1,117	4,849	1,003
Class R3	454	781	2,048	799
Class R4	533	932	2,022	798
Class R6	77,703	123,424	288,907	97,321
Total	$681,576	$1,093,232	$3,185,143	$1,151,155

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $5,307, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, this reduction amounted to $109,398, which is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $31,797 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$55,773
Class B	0.75%	0.25%	1.00%	1.00%	10,955
Class C	0.75%	0.25%	1.00%	1.00%	73,403
Class R1	0.75%	0.25%	1.00%	1.00%	669
Class R2	0.25%	0.25%	0.50%	0.50%	388
Class R3	—	0.25%	0.25%	0.25%	82
Total Distribution and Service Fees					$141,270

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $438, $7, and $15 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$548
Class B	1,140
Class C	1,344

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

28

Notes to Financial Statements (unaudited) – continued

six months ended February 28, 2019, the fee was $6,832, which equated to 0.0127% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $47,701.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0234% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $81 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 19, 2018, MFS redeemed 5,613 shares of Class I for an aggregate amount of $80,258. On December 14, 2018, MFS redeemed 4,446 shares of Class R6 for an aggregate amount of $64,462.

At February 28, 2019, MFS held approximately 51%, 97%, and 100% of the outstanding shares of Class R1, Class R3, and Class R4, respectively.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $1,079, which is included in “Other” income in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $55,657,463 and $17,126,483, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,275,896	$18,067,544	669,556	$9,561,155
Class B	15,816	227,525	29,684	427,651
Class C	329,445	4,643,063	254,161	3,630,483
Class I	2,047,225	28,684,292	941,779	13,506,029
Class R1	146	2,159	1,117	16,060
Class R2	585	8,494	5,348	75,258
Class R3	54	798	65	920
Class R6	309,844	4,445,481	244,878	3,490,016
	3,979,011	$56,079,356	2,146,588	$30,707,572

Shares issued to shareholders in reinvestment of distributions
Class A	122,670	$1,645,848	72,060	$1,023,057
Class B	5,467	72,962	2,787	39,720
Class C	37,316	496,504	16,826	239,073
Class I	93,626	1,258,670	50,159	711,948
Class R1	345	4,616	145	2,068
Class R2	425	5,718	149	2,120
Class R3	186	2,501	111	1,580
Class R4	189	2,554	122	1,730
Class R6	22,239	299,421	12,749	181,160
	282,463	$3,788,794	155,108	$2,202,456

Shares reacquired
Class A	(316,915)	$(4,527,286)	(880,860)	$(12,579,954)
Class B	(8,159)	(118,608)	(36,802)	(524,433)
Class C	(96,385)	(1,391,845)	(247,019)	(3,512,395)
Class I	(717,936)	(10,322,336)	(534,310)	(7,611,482)
Class R1	(8)	(116)	(37)	(528)
Class R2	(6)	(91)	(523)	(7,503)
Class R3	—	(5)	(1)	(9)
Class R6	(62,992)	(917,591)	(157,753)	(2,256,601)
	(1,202,401)	$(17,277,878)	(1,857,305)	$(26,492,905)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Net change
Class A	1,081,651	$15,186,106	(139,244)	$(1,995,742)
Class B	13,124	181,879	(4,331)	(57,062)
Class C	270,376	3,747,722	23,968	357,161
Class I	1,422,915	19,620,626	457,628	6,606,495
Class R1	483	6,659	1,225	17,600
Class R2	1,004	14,121	4,974	69,875
Class R3	240	3,294	175	2,491
Class R4	189	2,554	122	1,730
Class R6	269,091	3,827,311	99,874	1,414,575
	3,059,073	$42,590,272	444,391	$6,417,123

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $270 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		778,538	31,057,077	(31,113,114)	722,501

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$718	$1	$—	$12,183	$722,500

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

     MFS® New Discovery Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

NDF-SEM

MFS® New Discovery Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Berry Plastics Group, Inc.	1.8%
Planet Fitness, Inc.	1.6%
Bright Horizons Family Solutions, Inc.	1.5%
Ferro Corp.	1.5%
Performance Food Group Co.	1.4%
PerkinElmer, Inc.	1.4%
Steris PLC	1.4%
CACI International, Inc., “A”	1.4%
Summit Materials, Inc., “A”	1.4%
FLIR Systems, Inc.	1.3%

GICS equity sectors
Information Technology	27.9%
Health Care	24.2%
Industrials	11.9%
Consumer Discretionary	9.2%
Materials	7.8%
Financials	7.2%
Real Estate	3.0%
Communication Services	2.7%
Energy	1.8%
Consumer Staples	1.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	1.29%	$1,000.00	$969.56	$6.30
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46
B	Actual	2.04%	$1,000.00	$965.98	$9.94
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19
C	Actual	2.05%	$1,000.00	$965.95	$9.99
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
I	Actual	1.05%	$1,000.00	$970.94	$5.13
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	2.05%	$1,000.00	$966.16	$9.99
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
R2	Actual	1.55%	$1,000.00	$968.46	$7.57
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R3	Actual	1.30%	$1,000.00	$969.48	$6.35
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R4	Actual	1.05%	$1,000.00	$970.60	$5.13
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R6	Actual	0.95%	$1,000.00	$971.50	$4.64
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.1%

Issuer	Shares/Par	Value ($)
Aerospace - 4.6%
CACI International, Inc., “A” (a)	99,745	$18,179,524
Cubic Corp.	211,208	13,031,534
Curtiss-Wright Corp.	98,274	12,116,201
FLIR Systems, Inc.	347,210	17,863,954

		$61,191,213
Apparel Manufacturers - 1.0%
Skechers USA, Inc., “A” (a)	387,053	$13,016,592

Automotive - 4.0%
Hella KGaA Hueck & Co.	181,624	$8,222,207
KAR Auction Services, Inc.	239,984	11,315,246
Stoneridge, Inc. (a)	574,220	16,979,685
WABCO Holdings, Inc. (a)	121,127	16,658,596

		$53,175,734
Biotechnology - 5.2%
Aimmune Therapeutics, Inc. (a)	268,054	$6,457,421
Alder Biopharmaceuticals, Inc. (a)	588,954	7,550,390
Amicus Therapeutics, Inc. (a)	632,467	7,652,851
Bio-Techne Corp.	77,675	15,061,182
Immunomedics, Inc. (a)	298,015	4,696,716
Morphosys AG, ADR (a)	268,909	6,919,029
Neurocrine Biosciences, Inc. (a)	64,864	5,010,744
Spark Therapeutics, Inc. (a)	107,486	12,178,164
Tricida, Inc. (a)	170,145	3,935,454

		$69,461,951
Brokerage & Asset Managers - 3.6%
Hamilton Lane, Inc., “A”	270,530	$12,628,341
HealthEquity, Inc. (a)	131,009	10,543,604
TMX Group Ltd.	237,305	14,898,848
WisdomTree Investments, Inc.	1,331,260	10,357,203

		$48,427,996
Business Services - 4.8%
CarGurus, Inc. (a)	207,074	$8,848,272
CoStar Group, Inc. (a)	11,253	5,148,585
Endava PLC, ADR (a)	468,071	13,836,179
EVO Payments, Inc., “A” (a)	342,252	9,144,973

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Global Payments, Inc.	74,326	$9,690,624
WNS (Holdings) Ltd., ADR (a)	311,939	16,470,379

		$63,139,012
Chemicals - 1.0%
Ingevity Corp. (a)	118,256	$13,625,456

Computer Software - 8.4%
8x8, Inc. (a)	267,210	$5,256,021
Avalara, Inc. (a)	239,456	12,501,998
Cadence Design Systems, Inc. (a)	92,574	5,299,862
DocuSign, Inc. (a)	198,981	10,973,802
Eventbrite, Inc. (a)(l)	285,486	8,444,676
Everbridge, Inc. (a)	217,313	15,366,202
Okta, Inc. (a)	72,415	6,146,585
Paylocity Holding Corp. (a)	171,319	15,002,405
RingCentral, Inc. (a)	82,760	8,713,800
Zendesk, Inc. (a)	218,267	17,247,458
Zuora, Inc., “A” (a)	254,904	6,056,519

		$111,009,328
Computer Software - Systems - 6.7%
Box, Inc. (a)	660,135	$13,361,132
Five9, Inc. (a)	129,991	6,894,723
NICE Systems Ltd., ADR (a)	41,452	4,878,486
Pluralsight, Inc., “A” (a)	206,006	6,697,255
Proofpoint, Inc. (a)	107,176	12,656,414
Q2 Holdings, Inc. (a)	231,480	15,930,453
Rapid7, Inc. (a)	352,255	16,214,298
RealPage, Inc. (a)	202,853	12,416,632

		$89,049,393
Construction - 3.6%
Foundation Building Materials, Inc. (a)	673,457	$7,488,842
GMS, Inc. (a)	314,186	6,142,336
Lennox International, Inc.	67,408	16,531,812
Summit Materials, Inc., “A” (a)	1,055,042	17,935,714

		$48,098,704
Consumer Services - 4.0%
Bright Horizons Family Solutions, Inc. (a)	164,158	$20,355,592
MakeMyTrip Ltd. (a)	418,772	11,821,934
Planet Fitness, Inc. (a)	356,350	20,946,253

		$53,123,779

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - 1.8%
Berry Global Group, Inc. (a)	466,516	$24,478,095

Electrical Equipment - 1.8%
CTS Corp.	304,638	$9,784,973
Littlefuse, Inc.	73,811	14,252,166

		$24,037,139
Electronics - 2.9%
Brooks Automation, Inc.	300,408	$9,646,101
IPG Photonics Corp. (a)	45,754	7,093,242
Monolithic Power Systems, Inc.	45,561	6,110,186
nLIGHT, Inc. (a)	264,898	5,666,168
Silicon Laboratories, Inc. (a)	118,437	9,595,766

		$38,111,463
Entertainment - 1.4%
Live Nation, Inc. (a)	115,482	$6,531,662
Manchester United PLC, “A”	570,087	11,481,552

		$18,013,214
Forest & Paper Products - 0.7%
Trex Co., Inc. (a)	123,380	$9,247,331

General Merchandise - 0.6%
Ollie’s Bargain Outlet Holdings, Inc. (a)	87,186	$7,691,549

Machinery & Tools - 1.8%
Gardner Denver Holdings, Inc. (a)	267,963	$7,194,806
Gates Industrial Corp. PLC (a)	349,129	5,620,977
Ritchie Bros. Auctioneers, Inc.	288,686	10,825,725

		$23,641,508
Medical & Health Technology & Services - 5.9%
Charles River Laboratories International, Inc. (a)	98,583	$14,015,545
Guardant Health, Inc. (a)	109,643	7,306,610
ICON PLC (a)	124,760	17,463,905
Medidata Solutions, Inc. (a)	166,670	12,503,583
Syneos Health, Inc. (a)	262,860	10,979,662
Teladoc Health, Inc. (a)(l)	245,235	15,783,325

		$78,052,630
Medical Equipment - 9.4%
Inspire Medical Systems, Inc. (a)	79,231	$4,912,322
iRhythm Technologies, Inc. (a)	77,482	7,422,001

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Masimo Corp. (a)	127,397	$16,724,678
Merit Medical Systems, Inc. (a)	223,507	12,456,045
Mesa Laboratories, Inc.	46,629	10,728,867
OptiNose, Inc. (a)(l)	550,586	4,085,348
PerkinElmer, Inc.	200,747	18,902,337
Quidel Corp. (a)	213,904	14,023,546
Senseonics Holdings, Inc. (a)(l)	1,461,727	4,370,564
STERIS PLC	151,404	18,313,828
West Pharmaceutical Services, Inc.	128,333	13,442,882

		$125,382,418
Network & Telecom - 1.6%
Interxion Holding N.V. (a)	219,896	$14,403,188
Switch, Inc.	747,978	6,455,050

		$20,858,238
Oil Services - 1.5%
Core Laboratories N.V.	136,674	$8,857,842
Liberty Oilfield Services, Inc.	194,871	3,191,987
Patterson-UTI Energy, Inc.	625,037	8,287,991

		$20,337,820
Other Banks & Diversified Financials - 4.4%
Bank OZK	340,595	$11,171,516
Haymaker Acquisition Corp. (a)	513,864	5,256,829
Legacytextas Financial Group, Inc.	315,469	13,164,521
Signature Bank	103,055	13,990,747
Wintrust Financial Corp.	193,861	14,281,740

		$57,865,353
Pharmaceuticals - 3.6%
Aquestive Therapeutics, Inc. (a)	302,573	$2,435,713
Aratana Therapeutics, Inc. (a)	1,012,522	4,070,338
Collegium Pharmaceutical, Inc. (a)	373,235	6,565,204
Elanco Animal Health, Inc. (a)(l)	197,047	5,958,701
Forty Seven, Inc. (a)	197,921	3,305,281
GW Pharmaceuticals PLC, ADR (a)	45,629	7,848,644
Orchard RX Ltd., ADR (a)	278,205	4,771,216
PetIQ, Inc. (a)	275,025	8,281,003
Principia Biopharma, Inc. (a)	145,800	5,164,236

		$48,400,336
Pollution Control - 0.8%
EvoquaWater Technologies LLC (a)	809,415	$10,991,856

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.2%
StealthGas, Inc. (a)	1,008,631	$3,267,964

Real Estate - 3.0%
Big Yellow Group PLC, REIT	575,245	$7,480,980
Industrial Logistics Properties Trust, REIT	700,381	14,609,947
STAG Industrial, Inc., REIT	633,966	17,548,179

		$39,639,106
Restaurants - 1.4%
Performance Food Group Co. (a)	493,148	$19,000,992

Special Products & Services - 1.0%
Boyd Group Income Fund, IEU	147,033	$13,615,594

Specialty Chemicals - 4.6%
Axalta Coating Systems Ltd. (a)	636,537	$17,014,634
Ferro Corp. (a)	999,253	19,375,516
Ferroglobe PLC	1,020,417	2,806,147
RPM International, Inc.	157,226	9,098,668
Univar, Inc. (a)	537,395	12,150,501

		$60,445,466
Specialty Stores - 1.8%
Floor & Decor Holdings, Inc. (a)	242,288	$9,008,268
Hudson Ltd., “A” (a)	974,541	14,520,661

		$23,528,929
Total Common Stocks (Identified Cost, $1,031,659,283)		$1,289,926,159

Investment Companies (h) - 3.1%
Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $41,776,213)	41,782,397	$41,782,397

Collateral for Securities Loaned - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (j) (Identified Cost, $7,390,332)	7,390,332	$7,390,332

Other Assets, Less Liabilities - (0.8)%		(10,628,993)
Net Assets - 100.0%		$1,328,469,895

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $41,782,397 and $1,297,316,491, respectively.

9

Portfolio of Investments (unaudited) – continued

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $18,296,626 of securities on loan (identified cost, $1,039,049,615)	$1,297,316,491
Investments in affiliated issuers, at value (identified cost, $41,776,213)	41,782,397
Receivables for
Investments sold	8,361,707
Fund shares sold	1,742,563
Interest and dividends	536,529
Other assets	4,632
Total assets	$1,349,744,319

Liabilities
Payable to custodian	$6,300
Payables for
Investments purchased	7,480,918
Fund shares reacquired	5,908,074
Collateral for securities loaned, at value (c)	7,390,332
Payable to affiliates
Investment adviser	64,301
Shareholder servicing costs	329,208
Distribution and service fees	10,774
Payable for independent Trustees’ compensation	2,146
Accrued expenses and other liabilities	82,371
Total liabilities	$21,274,424
Net assets	$1,328,469,895

Net assets consist of
Paid-in capital	$1,075,262,354
Total distributable earnings (loss)	253,207,541
Net assets	$1,328,469,895
Shares of beneficial interest outstanding	49,425,348

(c)	Non-cash collateral is not included.

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$498,575,011	19,306,851	$25.82
Class B	20,382,881	1,045,770	19.49
Class C	59,792,867	3,059,341	19.54
Class I	144,705,764	4,941,776	29.28
Class R1	4,934,884	255,735	19.30
Class R2	33,498,510	1,404,269	23.85
Class R3	48,764,481	1,891,336	25.78
Class R4	10,170,702	369,104	27.56
Class R6	507,644,795	17,151,166	29.60

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.40 [100 / 94.25 x $25.82]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$3,486,849
Dividends from affiliated issuers	482,388
Income on securities loaned	63,456
Other	57,279
Foreign taxes withheld	(104,277)
Total investment income	$3,985,695
Expenses
Management fee	$5,405,868
Distribution and service fees	1,133,853
Shareholder servicing costs	537,472
Administrative services fee	86,272
Independent Trustees’ compensation	10,468
Custodian fee	34,361
Shareholder communications	51,601
Audit and tax fees	29,438
Legal fees	5,188
Miscellaneous	108,849
Total expenses	$7,403,370
Reduction of expenses by investment adviser and distributor	(75,137)
Net expenses	$7,328,233
Net investment income (loss)	$(3,342,538)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$50,996,389
Affiliated issuers	1,017
Foreign currency	(3,982)
Net realized gain (loss)	$50,993,424
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(92,469,432)
Affiliated issuers	(1,783)
Translation of assets and liabilities in foreign currencies	310
Net unrealized gain (loss)	$(92,470,905)
Net realized and unrealized gain (loss)	$(41,477,481)
Change in net assets from operations	$(44,820,019)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$(3,342,538)	$(8,559,359)
Net realized gain (loss)	50,993,424	249,291,803
Net unrealized gain (loss)	(92,470,905)	126,094,358
Change in net assets from operations	$(44,820,019)	$366,826,802
Total distributions to shareholders (a)	$(230,450,032)	$(110,787,326)
Change in net assets from fund share transactions	$223,590,392	$(26,394,220)
Total change in net assets	$(51,679,659)	$229,645,256

Net assets
At beginning of period	1,380,149,554	1,150,504,298
At end of period (b)	$1,328,469,895	$1,380,149,554

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net realized gain were $110,787,326.

(b)

Parenthetical disclosure of accumulated net investment loss is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included accumulated net investment loss of $1,660.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$33.30		$27.27	$24.11		$23.69	$25.49	$25.86

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.23)	$(0.18	)(c)	$(0.11)	$(0.20)	$(0.22)
Net realized and unrealized gain (loss)	(1.78)		9.07	3.92		0.53	0.22	2.30
Total from investment operations	$(1.87)		$8.84	$3.74		$0.42	$0.02	$2.08

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$25.82		$33.30	$27.27		$24.11	$23.69	$25.49
Total return (%) (r)(s)(t)(x)	(3.04	)(n)	34.98	15.83	(c)	1.77	0.47	8.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.33	1.35	(c)	1.36	1.36	1.33
Expenses after expense reductions (f)	1.29	(a)	1.31	1.33	(c)	1.34	1.31	1.27
Net investment income (loss)	(0.64	)(a)	(0.80)	(0.70	)(c)	(0.50)	(0.81)	(0.83)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$498,575		$525,698	$394,878		$400,997	$457,437	$620,802

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$26.86		$22.65	$20.27		$20.07	$22.04	$22.83

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)		$(0.37)	$(0.30	)(c)	$(0.24)	$(0.32)	$(0.36)
Net realized and unrealized gain (loss)	(1.61)		7.39	3.26		0.44	0.17	2.02
Total from investment operations	$(1.76)		$7.02	$2.96		$0.20	$(0.15)	$1.66

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$19.49		$26.86	$22.65		$20.27	$20.07	$22.04
Total return (%) (r)(s)(t)(x)	(3.40	)(n)	34.00	14.97	(c)	1.00	(0.27)	7.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.08	2.10	(c)	2.11	2.11	2.08
Expenses after expense reductions (f)	2.04	(a)	2.06	2.08	(c)	2.09	2.06	2.02
Net investment income (loss)	(1.40	)(a)	(1.55)	(1.45	)(c)	(1.26)	(1.57)	(1.58)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$20,383		$23,424	$20,143		$22,906	$27,455	$34,971

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$26.91		$22.70	$20.31		$20.11	$22.08	$22.86

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)		$(0.37)	$(0.31	)(c)	$(0.24)	$(0.32)	$(0.36)
Net realized and unrealized gain (loss)	(1.61)		7.39	3.28		0.44	0.17	2.03
Total from investment operations	$(1.76)		$7.02	$2.97		$0.20	$(0.15)	$1.67

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$19.54		$26.91	$22.70		$20.31	$20.11	$22.08
Total return (%) (r)(s)(t)(x)	(3.41	)(n)	33.92	14.99	(c)	0.99	(0.28)	7.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.08	2.10	(c)	2.11	2.11	2.08
Expenses after expense reductions (f)	2.05	(a)	2.07	2.09	(c)	2.09	2.06	2.02
Net investment income (loss)	(1.40	)(a)	(1.55)	(1.45	)(c)	(1.27)	(1.57)	(1.59)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$59,793		$69,498	$76,724		$85,370	$105,686	$141,293

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$36.82		$29.81	$26.24		$25.72	$27.44	$27.61

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.18)	$(0.12	)(c)	$(0.07)	$(0.14)	$(0.17)
Net realized and unrealized gain (loss)	(1.87)		10.00	4.27		0.59	0.24	2.45
Total from investment operations	$(1.93)		$9.82	$4.15		$0.52	$0.10	$2.28

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$29.28		$36.82	$29.81		$26.24	$25.72	$27.44
Total return (%) (r)(s)(t)(x)	(2.91	)(n)	35.31	16.12	(c)	2.02	0.74	8.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.08	1.10	(c)	1.12	1.11	1.08
Expenses after expense reductions (f)	1.05	(a)	1.07	1.09	(c)	1.09	1.06	1.02
Net investment income (loss)	(0.40	)(a)	(0.55)	(0.45	)(c)	(0.30)	(0.55)	(0.59)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$144,706		$180,591	$106,459		$101,635	$166,513	$483,893

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$26.66		$22.50	$20.15		$19.94	$21.91	$22.71

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)		$(0.37)	$(0.30	)(c)	$(0.23)	$(0.32)	$(0.36)
Net realized and unrealized gain (loss)	(1.61)		7.34	3.23		0.44	0.17	2.01
Total from investment operations	$(1.75)		$6.97	$2.93		$0.21	$(0.15)	$1.65

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$19.30		$26.66	$22.50		$20.15	$19.94	$21.91
Total return (%) (r)(s)(t)(x)	(3.38	)(n)	34.01	14.91	(c)	1.05	(0.28)	7.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.08	2.10	(c)	2.11	2.11	2.08
Expenses after expense reductions (f)	2.05	(a)	2.07	2.09	(c)	2.09	2.06	2.02
Net investment income (loss)	(1.40	)(a)	(1.55)	(1.45	)(c)	(1.26)	(1.57)	(1.59)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$4,935		$5,342	$4,377		$5,647	$6,573	$8,490

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$31.31		$25.85	$22.95		$22.60	$24.46	$24.97

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.29)	$(0.23	)(c)	$(0.17)	$(0.25)	$(0.27)
Net realized and unrealized gain (loss)	(1.74)		8.56	3.71		0.52	0.21	2.21
Total from investment operations	$(1.85)		$8.27	$3.48		$0.35	$(0.04)	$1.94

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$23.85		$31.31	$25.85		$22.95	$22.60	$24.46
Total return (%) (r)(s)(t)(x)	(3.18	)(n)	34.68	15.50	(c)	1.55	0.23	7.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.58	1.60	(c)	1.62	1.61	1.58
Expenses after expense reductions (f)	1.55	(a)	1.57	1.59	(c)	1.59	1.56	1.52
Net investment income (loss)	(0.90	)(a)	(1.05)	(0.95	)(c)	(0.82)	(1.07)	(1.09)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$33,499		$36,272	$29,130		$35,890	$57,077	$66,923

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$33.26		$27.24	$24.09		$23.67	$25.47	$25.84

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.24)	$(0.17	)(c)	$(0.12)	$(0.20)	$(0.22)
Net realized and unrealized gain (loss)	(1.78)		9.07	3.90		0.54	0.22	2.30
Total from investment operations	$(1.87)		$8.83	$3.73		$0.42	$0.02	$2.08

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$25.78		$33.26	$27.24		$24.09	$23.67	$25.47
Total return (%) (r)(s)(t)(x)	(3.05	)(n)	34.98	15.81	(c)	1.77	0.47	8.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.33	1.35	(c)	1.37	1.36	1.33
Expenses after expense reductions (f)	1.30	(a)	1.32	1.34	(c)	1.34	1.31	1.27
Net investment income (loss)	(0.65	)(a)	(0.80)	(0.70	)(c)	(0.55)	(0.82)	(0.84)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$48,764		$50,895	$42,346		$57,593	$89,659	$150,359

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$35.05		$28.48	$25.09		$24.60	$26.33	$26.57

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.15)	$(0.12	)(c)	$(0.07)	$(0.14)	$(0.16)
Net realized and unrealized gain (loss)	(1.82)		9.53	4.09		0.56	0.23	2.37
Total from investment operations	$(1.88)		$9.38	$3.97		$0.49	$0.09	$2.21

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$27.56		$35.05	$28.48		$25.09	$24.60	$26.33
Total return (%) (r)(s)(t)(x)	(2.90	)(n)	35.42	16.14	(c)	1.99	0.73	8.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.08	1.10	(c)	1.12	1.11	1.08
Expenses after expense reductions (f)	1.05	(a)	1.07	1.09	(c)	1.09	1.06	1.02
Net investment income (loss)	(0.40	)(a)	(0.51)	(0.45	)(c)	(0.32)	(0.57)	(0.59)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$10,171		$10,612	$83,186		$91,974	$142,857	$229,964

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$37.13		$30.01	$26.38		$25.83	$27.52	$27.64

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.14)	$(0.09	)(c)	$(0.03)	$(0.12)	$(0.13)
Net realized and unrealized gain (loss)	(1.88)		10.07	4.30		0.58	0.25	2.46
Total from investment operations	$(1.92)		$9.93	$4.21		$0.55	$0.13	$2.33

Less distributions declared to shareholders
From net realized gain	$(5.61)		$(2.81)	$(0.58)		$—	$(1.82)	$(2.45)
Net asset value, end of period (x)	$29.60		$37.13	$30.01		$26.38	$25.83	$27.52
Total return (%) (r)(s)(t)(x)	(2.85	)(n)	35.45	16.26	(c)	2.13	0.85	8.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97	0.98	(c)	0.99	0.98	0.97
Expenses after expense reductions (f)	0.95	(a)	0.96	0.97	(c)	0.97	0.93	0.91
Net investment income (loss)	(0.30	)(a)	(0.44)	(0.34	)(c)	(0.11)	(0.44)	(0.48)
Portfolio turnover	36	(n)	67	53		49	56	98
Net assets at end of period (000 omitted)	$507,645		$477,818	$385,440		$320,645	$313,080	$319,139

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there

21

Notes to Financial Statements (unaudited) – continued

were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

22

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,289,926,159	$—	$—	$1,289,926,159
Mutual Funds	49,172,729	—	—	49,172,729
Total	$1,339,098,888	$—	$—	$1,339,098,888

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from

23

Notes to Financial Statements (unaudited) – continued

collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $18,296,626. The fair value of the fund’s investment securities on loan and a related liability of $7,390,332 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $12,081,231 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain

24

Notes to Financial Statements (unaudited) – continued

countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$33,500,079
Long-term capital gains	77,287,247

Total distributions	$110,787,326

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$1,082,345,143
Gross appreciation	317,119,840

Gross depreciation	(60,366,095)
Net unrealized appreciation (depreciation)	$256,753,745

As of 8/31/18

Undistributed ordinary income	67,686,679
Undistributed long-term capital gain	111,567,716
Other temporary differences	(1,763)
Net unrealized appreciation (depreciation)	349,224,960

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

25

Notes to Financial Statements (unaudited) – continued

separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18
Class A	$88,854,670	$37,646,733
Class B	4,829,407	2,381,568
Class C	13,810,640	9,115,914
Class I	26,484,311	10,159,237
Class R1	1,085,473	533,248
Class R2	6,518,565	3,004,285
Class R3	8,385,161	4,128,606
Class R4	1,643,025	7,995,727
Class R6	78,838,780	34,950,101
Class 529A	—	634,438
Class 529B	—	39,739
Class 529C	—	197,730
Total	$230,450,032	$110,787,326

Effective March 15, 2018, all Class 529A, Class 529B, and Class 529C shares were redeemed, and these share classes were terminated effective April 27, 2018.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $60,807, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.87% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $97,901 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

26

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$583,145
Class B	0.75%	0.25%	1.00%	1.00%	100,413
Class C	0.75%	0.25%	1.00%	1.00%	291,424
Class R1	0.75%	0.25%	1.00%	1.00%	23,022
Class R2	0.25%	0.25%	0.50%	0.50%	79,992
Class R3	—	0.25%	0.25%	0.25%	55,857
Total Distribution and Service Fees					$1,133,853

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $13,708, $389, $94, and $139 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$4,069
Class B	6,540
Class C	1,720

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $80,609, which equated to 0.0131% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder

27

Notes to Financial Statements (unaudited) – continued

servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $456,863.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $370 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,478 at February 28, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $1,083 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 20, 2017, MFS purchased 206 shares of Class I for an aggregate amount of $6,234. On March 15, 2018, MFS redeemed 5 shares of Class 529A and 3 shares of Class 529C for an aggregate amount of $225.

28

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $66,250 and $1,178,732, respectively. The sales transactions resulted in net realized gains (losses) of $196,431.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $54,379, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $441,606,098 and $439,482,330, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	2,063,651	$54,138,142	3,389,604	$100,467,972
Class B	82,103	1,706,439	90,601	2,186,645
Class C	320,594	6,323,281	357,900	8,620,852
Class I	1,106,020	32,751,382	2,247,120	73,044,188
Class R1	24,179	520,832	38,681	921,436
Class R2	167,256	4,081,640	290,264	8,099,954
Class R3	221,789	5,845,289	348,471	10,380,772
Class R4	51,290	1,418,653	261,111	7,820,768
Class R6	2,704,077	81,362,326	2,345,137	76,446,348
Class 529A	—	—	22,321	605,974
Class 529B	—	—	1,000	21,980
Class 529C	—	—	2,215	49,439
	6,740,959	$188,147,984	9,394,425	$288,666,328

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,869,394	$86,751,808	1,371,460	$36,549,397
Class B	272,250	4,614,640	104,219	2,252,175
Class C	703,090	11,952,526	375,674	8,137,106
Class I	930,538	23,644,963	300,810	8,849,833
Class R1	64,689	1,085,473	24,860	533,248
Class R2	284,154	5,887,667	106,349	2,669,351
Class R3	374,505	8,385,161	155,094	4,128,606
Class R4	68,717	1,643,025	285,766	7,995,727
Class R6	2,885,648	74,103,434	1,114,183	33,035,531
Class 529A	—	—	24,629	634,438
Class 529B	—	—	1,907	39,739
Class 529C	—	—	9,493	197,730
	9,452,985	$218,068,697	3,874,444	$105,022,881

Shares reacquired
Class A	(2,413,216)	$(60,732,104)	(3,454,451)	$(99,851,899)
Class B	(180,722)	(3,480,528)	(211,885)	(5,017,707)
Class C	(546,747)	(11,084,379)	(1,531,753)	(36,294,111)
Class I	(1,998,870)	(55,527,023)	(1,214,737)	(39,308,831)
Class R1	(33,541)	(713,114)	(57,620)	(1,354,392)
Class R2	(205,771)	(4,797,871)	(364,708)	(10,084,972)
Class R3	(235,308)	(6,328,794)	(527,813)	(15,387,872)
Class R4	(53,688)	(1,568,502)	(3,165,421)	(91,120,045)
Class R6	(1,306,227)	(38,393,974)	(3,435,661)	(111,773,314)
Class 529A	—	—	(270,125)	(7,574,319)
Class 529B	—	—	(17,737)	(403,021)
Class 529C	—	—	(84,478)	(1,912,946)
	(6,974,090)	$(182,626,289)	(14,336,389)	$(420,083,429)

Net change
Class A	3,519,829	$80,157,846	1,306,613	$37,165,470
Class B	173,631	2,840,551	(17,065)	(578,887)
Class C	476,937	7,191,428	(798,179)	(19,536,153)
Class I	37,688	869,322	1,333,193	42,585,190
Class R1	55,327	893,191	5,921	100,292
Class R2	245,639	5,171,436	31,905	684,333
Class R3	360,986	7,901,656	(24,248)	(878,494)
Class R4	66,319	1,493,176	(2,618,544)	(75,303,550)
Class R6	4,283,498	117,071,786	23,659	(2,291,435)
Class 529A	—	—	(223,175)	(6,333,907)
Class 529B	—	—	(14,830)	(341,302)
Class 529C	—	—	(72,770)	(1,665,777)
	9,219,854	$223,590,392	(1,067,520)	$(26,394,220)

30

Notes to Financial Statements (unaudited) – continued

Effective March 15, 2018, all Class 529A, Class 529B, and Class 529C shares were redeemed, and these share classes were terminated effective April 27, 2018.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 7%, 6%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $3,802 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		51,685,542	180,159,189	(190,062,334)	41,782,397

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,017	$(1,783)	$—	$482,388	$41,782,397

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® Research International Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

RIF-SEM

MFS® Research International Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.0%
Roche Holding AG	2.8%
Linde AG	2.2%
AIA Group Ltd.	2.0%
Schneider Electric S.A.	1.9%
Novo Nordisk A.S., “B”	1.8%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
BP PLC	1.6%
Bayer AG	1.6%
UBS AG	1.5%

Global equity sectors (k)
Financial Services	22.8%
Capital Goods	22.8%
Health Care	10.8%
Technology	10.5%
Consumer Staples	9.7%
Energy	9.5%
Consumer Cyclicals	8.7%
Telecommunications/Cable Television	4.0%

Issuer country weightings (x)
Japan	17.9%
Switzerland	12.5%
United Kingdom	12.4%
France	10.2%
United States	8.8%
Germany	8.1%
Hong Kong	3.8%
Australia	3.3%
Spain	2.6%
Other Countries	20.4%

Currency exposure weightings (y)
Euro	32.0%
Japanese Yen	17.9%
Swiss Franc	12.5%
British Pound Sterling	11.5%
United States Dollar	8.0%
Hong Kong Dollar	4.4%
Australian Dollar	3.3%
Canadian Dollar	2.6%
Danish Krone	1.8%
Other Currencies	6.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.

Portfolio Composition – continued

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	1.08%	$1,000.00	$957.62	$5.24
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
B	Actual	1.83%	$1,000.00	$953.38	$8.86
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
C	Actual	1.83%	$1,000.00	$954.08	$8.87
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
I	Actual	0.83%	$1,000.00	$958.44	$4.03
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R1	Actual	1.83%	$1,000.00	$953.68	$8.86
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
R2	Actual	1.33%	$1,000.00	$955.93	$6.45
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R3	Actual	1.08%	$1,000.00	$957.32	$5.24
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
R4	Actual	0.83%	$1,000.00	$958.30	$4.03
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R6	Actual	0.73%	$1,000.00	$959.14	$3.55
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
529A	Actual	1.12%	$1,000.00	$957.11	$5.43
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
529B	Actual	1.88%	$1,000.00	$953.46	$9.11
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
529C	Actual	1.88%	$1,000.00	$953.25	$9.10
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%

Issuer	Shares/Par	Value ($)
Airlines - 0.9%
Aena S.A.	304,818	$54,399,591
Malaysia Airports Holdings Berhad	10,602,000	21,300,465

		$75,700,056
Alcoholic Beverages - 0.4%
Ambev S.A., ADR	7,185,047	$32,548,263

Apparel Manufacturers - 2.8%
Adidas AG	345,744	$84,001,682
LVMH Moet Hennessy Louis Vuitton SE	417,558	143,435,229

		$227,436,911
Automotive - 2.1%
Koito Manufacturing Co. Ltd.	1,456,900	$84,173,830
USS Co. Ltd.	4,621,500	84,083,811

		$168,257,641
Brokerage & Asset Managers - 1.6%
Euronext N.V. (a)	837,329	$51,097,299
TMX Group Ltd.	1,284,895	80,670,257

		$131,767,556
Business Services - 2.0%
Cerved Information Solutions S.p.A.	1,992,727	$18,371,004
Cognizant Technology Solutions Corp., “A”	1,295,855	91,979,788
Nomura Research Institute Ltd.	1,305,400	53,052,187

		$163,402,979
Computer Software - 1.2%
Cadence Design Systems, Inc. (a)	488,989	$27,994,620
Check Point Software Technologies Ltd. (a)	546,175	66,797,203

		$94,791,823
Computer Software - Systems - 2.8%
Amadeus IT Group S.A.	902,994	$67,994,680
Constellation Software, Inc.	37,953	32,409,229
EPAM Systems, Inc. (a)	515,532	83,402,767
Hitachi Ltd.	1,444,500	43,219,015

		$227,025,691

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.5%
Melrose Industries PLC	16,251,642	$37,484,771

Construction - 2.0%
Techtronic Industries Co. Ltd.	12,190,500	$81,453,769
Toto Ltd.	2,076,400	78,518,154

		$159,971,923
Consumer Products - 3.0%
Kao Corp.	813,600	$61,488,058
L’Oréal	357,644	90,269,352
Reckitt Benckiser Group PLC	1,256,788	96,132,449

		$247,889,859
Containers - 1.0%
Brambles Ltd.	9,880,120	$82,419,545

Electrical Equipment - 3.0%
Legrand S.A.	1,274,777	$84,099,670
Schneider Electric S.A.	2,051,527	159,658,626

		$243,758,296
Electronics - 2.8%
Mellanox Technologies Ltd. (a)	549,693	$59,059,016
Samsung Electronics Co. Ltd.	939,423	37,670,470
Silicon Motion Technology Corp., ADR	550,186	22,601,641
Taiwan Semiconductor Manufacturing Co. Ltd.	14,676,326	113,971,436

		$233,302,563
Energy - Independent - 1.7%
Cairn Energy PLC (a)	15,527,686	$41,808,136
Caltex Australia Ltd.	2,588,850	52,521,073
Oil Search Ltd.	6,989,182	41,496,597

		$135,825,806
Energy - Integrated - 3.4%
BP PLC	18,633,658	$132,075,602
Eni S.p.A.	4,313,179	74,404,742
Galp Energia SGPS S.A., “B”	4,554,985	74,762,766

		$281,243,110
Food & Beverages - 4.0%
Danone S.A.	1,165,322	$87,920,069
Nestle S.A.	2,692,817	243,798,351

		$331,718,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 1.7%
Sundrug Co. Ltd.	2,117,300	$64,773,633
Tesco PLC	23,915,080	71,686,654

		$136,460,287
Gaming & Lodging - 0.4%
Paddy Power Betfair PLC	433,946	$34,706,517

Insurance - 6.1%
AIA Group Ltd.	16,408,400	$164,089,226
Aon PLC	706,861	121,247,867
Hiscox Ltd.	3,607,358	76,506,043
Swiss Re Ltd.	548,742	54,332,633
Zurich Insurance Group AG	260,534	86,144,201

		$502,319,970
Internet - 1.2%
NAVER Corp.	441,882	$52,254,207
Scout24 AG	858,686	45,221,759

		$97,475,966
Machinery & Tools - 4.6%
Daikin Industries Ltd.	1,000,200	$108,486,233
GEA Group AG	2,091,779	50,131,698
Kubota Corp.	6,322,100	85,219,174
Ritchie Bros. Auctioneers, Inc.	1,270,380	47,052,184
Schindler Holding AG	366,317	82,802,580

		$373,691,869
Major Banks - 5.0%
Bankia S.A.	3,430,268	$10,476,215
Barclays PLC	35,463,525	77,215,996
BNP Paribas	2,255,116	115,569,693
Mitsubishi UFJ Financial Group, Inc.	16,465,200	85,188,004
UBS AG	9,759,237	124,184,470

		$412,634,378
Medical & Health Technology & Services - 0.5%
Sonic Healthcare Ltd.	2,620,751	$44,839,807

Medical Equipment - 2.7%
EssilorLuxottica	852,958	$103,277,423
Terumo Corp.	1,915,200	117,181,752

		$220,459,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 1.3%
Rio Tinto Ltd.	1,856,325	$106,758,218

Natural Gas - Distribution - 0.6%
China Resources Gas Group Ltd.	10,572,000	$45,925,692

Natural Gas - Pipeline - 1.2%
APA Group	6,637,174	$47,127,885
Enbridge, Inc.	1,494,436	55,282,605

		$102,410,490
Network & Telecom - 0.5%
LM Ericsson Telephone Co., “B”	4,462,823	$40,849,616

Other Banks & Diversified Financials - 7.5%
Aeon Financial Service Co. Ltd.	4,311,600	$84,673,148
AIB Group PLC	18,654,890	87,761,756
HDFC Bank Ltd.	3,295,716	96,265,651
Intesa Sanpaolo S.p.A.	44,025,230	108,615,865
Julius Baer Group Ltd.	1,966,364	85,881,275
KBC Groep N.V.	1,285,050	95,184,558
Mastercard, Inc., “A”	264,542	59,461,105

		$617,843,358
Pharmaceuticals - 7.6%
Bayer AG	1,630,132	$130,312,659
Novo Nordisk A.S., “B”	3,004,923	147,443,644
Roche Holding AG	833,012	231,445,546
Santen Pharmaceutical Co. Ltd.	7,393,600	115,084,520

		$624,286,369
Printing & Publishing - 1.3%
RELX Group PLC	4,738,265	$108,814,744

Real Estate - 2.5%
Grand City Properties S.A.	4,214,308	$99,226,734
LEG Immobilien AG	913,384	101,981,179

		$201,207,913
Restaurants - 0.6%
Yum China Holdings, Inc.	1,124,623	$46,919,272

Specialty Chemicals - 7.9%
Akzo Nobel N.V.	1,269,672	$115,145,080
Croda International PLC	1,645,252	104,984,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Kansai Paint Co. Ltd.	1,994,300	$36,624,340
Linde PLC	1,038,096	180,423,437
Nitto Denko Corp.	809,400	43,147,668
Sika AG	572,268	77,407,124
Symrise AG	1,000,769	88,197,350

		$645,929,651
Specialty Stores - 1.0%
Dufry AG	352,641	$35,756,995
Just Eat PLC (a)	5,007,524	49,573,856

		$85,330,851
Telecommunications - Wireless - 3.4%
Advanced Info Service Public Co. Ltd.	8,441,100	$48,751,454
KDDI Corp.	4,232,500	102,086,541
SoftBank Corp.	1,109,400	102,315,812
Tele2 AB, “B”	2,230,822	29,382,795

		$282,536,602
Telephone Services - 0.5%
Hellenic Telecommunications Organization S.A.	3,341,389	$42,377,369

Tobacco - 2.2%
British American Tobacco PLC	3,036,665	$111,103,541
Japan Tobacco, Inc.	2,718,200	69,085,907

		$180,189,448
Trucking - 0.6%
Yamato Holdings Co. Ltd.	1,790,600	$46,570,218

Utilities - Electric Power - 2.7%
CLP Holdings Ltd.	5,913,500	$70,060,257
E.ON AG	5,629,687	62,017,742
Iberdrola S.A. (a)	10,191,558	85,227,188

		$217,305,187
Total Common Stocks (Identified Cost, $7,496,498,632)		$8,092,388,180

Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $67,119,082)	67,119,531	$67,119,531

Other Assets, Less Liabilities - 0.4%		33,280,817
Net Assets - 100.0%		$8,192,788,528

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $67,119,531 and $8,092,388,180, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $7,496,498,632)	$8,092,388,180
Investments in affiliated issuers, at value (identified cost, $67,119,082)	67,119,531
Foreign currency, at value (identified cost, $2,245,775)	2,246,853
Receivables for
Investments sold	13,802,588
Fund shares sold	3,047,766
Dividends	24,174,853
Other assets	24,840
Total assets	$8,202,804,611

Liabilities
Payable to custodian	$201,459
Payables for
Investments purchased	1,649,849
Fund shares reacquired	6,371,339
Payable to affiliates
Investment adviser	312,807
Shareholder servicing costs	321,385
Distribution and service fees	13,502
Program manager fees	42
Payable for independent Trustees’ compensation	3,506
Deferred country tax expense payable	435,516
Accrued expenses and other liabilities	706,678
Total liabilities	$10,016,083
Net assets	$8,192,788,528

Net assets consist of
Paid-in capital	$7,959,172,063
Total distributable earnings (loss)	233,616,465
Net assets	$8,192,788,528
Shares of beneficial interest outstanding	471,423,812

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$640,342,454	36,700,549	$17.45
Class B	3,872,999	229,537	16.87
Class C	25,557,039	1,554,852	16.44
Class I	587,301,738	32,502,152	18.07
Class R1	1,684,847	104,505	16.12
Class R2	106,016,059	6,290,323	16.85
Class R3	69,061,662	4,000,460	17.26
Class R4	52,999,741	3,033,936	17.47
Class R6	6,690,526,535	386,089,467	17.33
Class 529A	12,051,645	704,950	17.10
Class 529B	323,491	20,050	16.13
Class 529C	3,050,318	193,031	15.80

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.51 [100 / 94.25 x $17.45] and $18.14 [100 / 94.25 x $17.10], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$67,671,381
Dividends from affiliated issuers	972,055
Income on securities loaned	33,793
Other	8,743
Foreign taxes withheld	(5,501,954)
Total investment income	$63,184,018
Expenses
Management fee	$27,158,964
Distribution and service fees	1,324,157
Shareholder servicing costs	896,339
Program manager fees	3,732
Administrative services fee	282,542
Independent Trustees’ compensation	39,373
Custodian fee	623,204
Shareholder communications	152,306
Audit and tax fees	35,511
Legal fees	35,638
Miscellaneous	223,043
Total expenses	$30,774,809
Reduction of expenses by investment adviser and distributor	(389,237)
Net expenses	$30,385,572
Net investment income (loss)	$32,798,446

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $45,302 country tax)	$(119,953,611)
Affiliated issuers	14,183
Foreign currency	(555,812)
Net realized gain (loss)	$(120,495,240)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $766,427 decrease in deferred country tax)	$(226,110,314)
Affiliated issuers	(7,418)
Translation of assets and liabilities in foreign currencies	(380,883)
Net unrealized gain (loss)	$(226,498,615)
Net realized and unrealized gain (loss)	$(346,993,855)
Change in net assets from operations	$(314,195,409)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$32,798,446	$137,220,315
Net realized gain (loss)	(120,495,240)	404,682,579
Net unrealized gain (loss)	(226,498,615)	(18,262,607)
Change in net assets from operations	$(314,195,409)	$523,640,287
Total distributions to shareholders (a)	$(399,506,930)	$(107,400,473)
Change in net assets from fund share transactions	$491,912,615	$617,169,873
Total change in net assets	$(221,789,724)	$1,033,409,687

Net assets
At beginning of period	8,414,578,252	7,381,168,565
At end of period (b)	$8,192,788,528	$8,414,578,252

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income were $107,400,473.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $140,407,506.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$19.19		$18.16	$15.83		$16.34	$18.06	$16.25

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.26	$0.20	(c)	$0.25	$0.26	$0.40
Net realized and unrealized gain (loss)	(0.94)		0.97	2.39		(0.50)	(1.60)	1.64
Total from investment operations	$(0.89)		$1.23	$2.59		$(0.25)	$(1.34)	$2.04

Less distributions declared to shareholders
From net investment income	$(0.72)		$(0.20)	$(0.26)		$(0.26)	$(0.38)	$(0.23)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.85)		$(0.20)	$(0.26)		$(0.26)	$(0.38)	$(0.23)
Net asset value, end of period (x)	$17.45		$19.19	$18.16		$15.83	$16.34	$18.06
Total return (%) (r)(s)(t)(x)	(4.24	)(n)	6.79	16.66	(c)	(1.50)	(7.44)	12.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.09	1.12	(c)	1.14	1.13	1.13
Expenses after expense reductions (f)	1.08	(a)	1.08	1.10	(c)	1.11	1.09	1.11
Net investment income (loss)	0.55	(a)(l)	1.37	1.25	(c)	1.62	1.53	2.24
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$640,342		$686,128	$693,538		$971,630	$1,178,013	$1,184,927

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$18.48		$17.48	$15.21		$15.65	$17.26	$15.52

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.10	$0.10	(c)	$0.12	$0.12	$0.25
Net realized and unrealized gain (loss)	(0.90)		0.95	2.28		(0.47)	(1.52)	1.57
Total from investment operations	$(0.92)		$1.05	$2.38		$(0.35)	$(1.40)	$1.82

Less distributions declared to shareholders
From net investment income	$(0.56)		$(0.05)	$(0.11)		$(0.09)	$(0.21)	$(0.08)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.69)		$(0.05)	$(0.11)		$(0.09)	$(0.21)	$(0.08)
Net asset value, end of period (x)	$16.87		$18.48	$17.48		$15.21	$15.65	$17.26
Total return (%) (r)(s)(t)(x)	(4.66	)(n)	6.01	15.77	(c)	(2.20)	(8.15)	11.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.84	1.87	(c)	1.89	1.88	1.88
Expenses after expense reductions (f)	1.83	(a)	1.82	1.85	(c)	1.86	1.84	1.86
Net investment income (loss)	(0.21	)(a)(l)	0.55	0.61	(c)	0.82	0.70	1.46
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$3,873		$4,922	$6,228		$7,967	$11,228	$16,932

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$17.99		$17.03	$14.85		$15.31	$16.93	$15.26

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.08	$0.10	(c)	$0.12	$0.12	$0.25
Net realized and unrealized gain (loss)	(0.86)		0.94	2.21		(0.45)	(1.50)	1.54
Total from investment operations	$(0.88)		$1.02	$2.31		$(0.33)	$(1.38)	$1.79

Less distributions declared to shareholders
From net investment income	$(0.54)		$(0.06)	$(0.13)		$(0.13)	$(0.24)	$(0.12)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.67)		$(0.06)	$(0.13)		$(0.13)	$(0.24)	$(0.12)
Net asset value, end of period (x)	$16.44		$17.99	$17.03		$14.85	$15.31	$16.93
Total return (%) (r)(s)(t)(x)	(4.59	)(n)	5.97	15.74	(c)	(2.16)	(8.17)	11.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.84	1.87	(c)	1.89	1.88	1.88
Expenses after expense reductions (f)	1.83	(a)	1.83	1.85	(c)	1.86	1.84	1.86
Net investment income (loss)	(0.19	)(a)(l)	0.44	0.64	(c)	0.85	0.76	1.50
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$25,557		$27,800	$48,570		$62,124	$77,442	$91,487

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$19.87		$18.79	$16.38		$16.90	$18.66	$16.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.26	$0.30	(c)	$0.30	$0.32	$0.46
Net realized and unrealized gain (loss)	(0.98)		1.06	2.42		(0.51)	(1.66)	1.69
Total from investment operations	$(0.91)		$1.32	$2.72		$(0.21)	$(1.34)	$2.15

Less distributions declared to shareholders
From net investment income	$(0.76)		$(0.24)	$(0.31)		$(0.31)	$(0.42)	$(0.27)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.89)		$(0.24)	$(0.31)		$(0.31)	$(0.42)	$(0.27)
Net asset value, end of period (x)	$18.07		$19.87	$18.79		$16.38	$16.90	$18.66
Total return (%) (r)(s)(t)(x)	(4.16	)(n)	7.05	16.95	(c)	(1.24)	(7.19)	12.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.84	0.87	(c)	0.89	0.88	0.88
Expenses after expense reductions (f)	0.83	(a)	0.83	0.86	(c)	0.86	0.84	0.86
Net investment income (loss)	0.79	(a)(l)	1.31	1.79	(c)	1.86	1.80	2.51
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$587,302		$658,193	$1,099,134		$2,187,011	$2,410,936	$2,194,432

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$17.72		$16.80	$14.63		$15.08	$16.69	$15.02

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.11	$0.09	(c)	$0.11	$0.11	$0.24
Net realized and unrealized gain (loss)	(0.86)		0.90	2.20		(0.44)	(1.47)	1.52
Total from investment operations	$(0.88)		$1.01	$2.29		$(0.33)	$(1.36)	$1.76

Less distributions declared to shareholders
From net investment income	$(0.59)		$(0.09)	$(0.12)		$(0.12)	$(0.25)	$(0.09)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.72)		$(0.09)	$(0.12)		$(0.12)	$(0.25)	$(0.09)
Net asset value, end of period (x)	$16.12		$17.72	$16.80		$14.63	$15.08	$16.69
Total return (%) (r)(s)(t)(x)	(4.63	)(n)	5.99	15.79	(c)	(2.19)	(8.18)	11.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.84	1.87	(c)	1.89	1.88	1.88
Expenses after expense reductions (f)	1.83	(a)	1.83	1.85	(c)	1.86	1.84	1.86
Net investment income (loss)	(0.23	)(a)(l)	0.60	0.61	(c)	0.78	0.72	1.47
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$1,685		$2,153	$2,089		$2,418	$3,509	$4,243

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$18.53		$17.55	$15.31		$15.80	$17.48	$15.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.19	$0.17	(c)	$0.21	$0.22	$0.36
Net realized and unrealized gain (loss)	(0.91)		0.95	2.30		(0.48)	(1.56)	1.57
Total from investment operations	$(0.89)		$1.14	$2.47		$(0.27)	$(1.34)	$1.93

Less distributions declared to shareholders
From net investment income	$(0.66)		$(0.16)	$(0.23)		$(0.22)	$(0.34)	$(0.20)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.79)		$(0.16)	$(0.23)		$(0.22)	$(0.34)	$(0.20)
Net asset value, end of period (x)	$16.85		$18.53	$17.55		$15.31	$15.80	$17.48
Total return (%) (r)(s)(t)(x)	(4.41	)(n)	6.49	16.37	(c)	(1.69)	(7.69)	12.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.34	1.37	(c)	1.39	1.38	1.38
Expenses after expense reductions (f)	1.33	(a)	1.33	1.35	(c)	1.36	1.34	1.36
Net investment income (loss)	0.29	(a)(l)	1.04	1.10	(c)	1.38	1.29	2.06
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$106,016		$121,197	$132,988		$152,133	$169,812	$182,466

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$18.99		$17.98	$15.67		$16.16	$17.86	$16.08

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.25	$0.22	(c)	$0.24	$0.25	$0.40
Net realized and unrealized gain (loss)	(0.94)		0.96	2.35		(0.48)	(1.58)	1.61
Total from investment operations	$(0.89)		$1.21	$2.57		$(0.24)	$(1.33)	$2.01

Less distributions declared to shareholders
From net investment income	$(0.71)		$(0.20)	$(0.26)		$(0.25)	$(0.37)	$(0.23)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.84)		$(0.20)	$(0.26)		$(0.25)	$(0.37)	$(0.23)
Net asset value, end of period (x)	$17.26		$18.99	$17.98		$15.67	$16.16	$17.86
Total return (%) (r)(s)(t)(x)	(4.27	)(n)	6.75	16.67	(c)	(1.47)	(7.44)	12.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.09	1.12	(c)	1.14	1.13	1.13
Expenses after expense reductions (f)	1.08	(a)	1.08	1.10	(c)	1.11	1.09	1.11
Net investment income (loss)	0.54	(a)(l)	1.31	1.37	(c)	1.59	1.46	2.28
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$69,062		$82,289	$91,653		$126,980	$165,656	$229,232

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$19.25		$18.21	$15.86		$16.36	$18.09	$16.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.30	$0.28	(c)	$0.30	$0.29	$0.45
Net realized and unrealized gain (loss)	(0.95)		0.98	2.35		(0.50)	(1.60)	1.63
Total from investment operations	$(0.88)		$1.28	$2.63		$(0.20)	$(1.31)	$2.08

Less distributions declared to shareholders
From net investment income	$(0.77)		$(0.24)	$(0.28)		$(0.30)	$(0.42)	$(0.26)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.90)		$(0.24)	$(0.28)		$(0.30)	$(0.42)	$(0.26)
Net asset value, end of period (x)	$17.47		$19.25	$18.21		$15.86	$16.36	$18.09
Total return (%) (r)(s)(t)(x)	(4.17	)(n)	7.07	16.92	(c)	(1.20)	(7.26)	12.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.84	0.87	(c)	0.89	0.88	0.88
Expenses after expense reductions (f)	0.83	(a)	0.83	0.86	(c)	0.86	0.85	0.86
Net investment income (loss)	0.79	(a)(l)	1.57	1.73	(c)	1.93	1.70	2.54
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$53,000		$58,578	$63,884		$148,243	$343,475	$546,069

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$19.11		$18.10	$15.79		$16.30	$18.02	$16.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.34	$0.28	(c)	$0.31	$0.32	$0.46
Net realized and unrealized gain (loss)	(0.94)		0.95	2.36		(0.50)	(1.60)	1.64
Total from investment operations	$(0.86)		$1.29	$2.64		$(0.19)	$(1.28)	$2.10

Less distributions declared to shareholders
From net investment income	$(0.79)		$(0.28)	$(0.33)		$(0.32)	$(0.44)	$(0.29)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.92)		$(0.28)	$(0.33)		$(0.32)	$(0.44)	$(0.29)
Net asset value, end of period (x)	$17.33		$19.11	$18.10		$15.79	$16.30	$18.02
Total return (%) (r)(s)(t)(x)	(4.09	)(n)	7.12	17.07	(c)	(1.13)	(7.13)	13.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.74	0.77	(c)	0.79	0.79	0.79
Expenses after expense reductions (f)	0.73	(a)	0.73	0.76	(c)	0.76	0.75	0.77
Net investment income (loss)	0.90	(a)(l)	1.80	1.72	(c)	2.02	1.88	2.62
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$6,690,527		$6,756,773	$5,228,377		$2,766,544	$3,010,863	$2,955,339

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$18.83		$17.84	$15.61		$16.12	$17.81	$16.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.26	$0.23	(c)	$0.19	$0.26	$0.39
Net realized and unrealized gain (loss)	(0.92)		0.95	2.31		(0.44)	(1.58)	1.62
Total from investment operations	$(0.88)		$1.21	$2.54		$(0.25)	$(1.32)	$2.01

Less distributions declared to shareholders
From net investment income	$(0.72)		$(0.22)	$(0.31)		$(0.26)	$(0.37)	$(0.23)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.85)		$(0.22)	$(0.31)		$(0.26)	$(0.37)	$(0.23)
Net asset value, end of period (x)	$17.10		$18.83	$17.84		$15.61	$16.12	$17.81
Total return (%) (r)(s)(t)(x)	(4.29	)(n)	6.78	16.60	(c)	(1.52)	(7.43)	12.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.15	1.22	(c)	1.23	1.23	1.23
Expenses after expense reductions (f)	1.12	(a)	1.11	1.13	(c)	1.13	1.12	1.14
Net investment income (loss)	0.52	(a)(l)	1.37	1.39	(c)	1.22	1.51	2.22
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$12,052		$12,615	$10,464		$9,101	$2,419	$2,428
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$17.72		$16.79	$14.78		$15.19	$16.80	$15.14

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.10	$0.09	(c)	$0.05	$0.10	$0.25
Net realized and unrealized gain (loss)	(0.87)		0.90	2.18		(0.39)	(1.47)	1.52
Total from investment operations	$(0.89)		$1.00	$2.27		$(0.34)	$(1.37)	$1.77

Less distributions declared to shareholders
From net investment income	$(0.57)		$(0.07)	$(0.26)		$(0.07)	$(0.24)	$(0.11)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.07)	$(0.26)		$(0.07)	$(0.24)	$(0.11)
Net asset value, end of period (x)	$16.13		$17.72	$16.79		$14.78	$15.19	$16.80
Total return (%) (r)(s)(t)(x)	(4.65	)(n)	5.94	15.68	(c)	(2.25)	(8.17)	11.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.90	1.97	(c)	1.98	1.98	1.98
Expenses after expense reductions (f)	1.88	(a)	1.88	1.90	(c)	1.90	1.89	1.91
Net investment income (loss)	(0.26	)(a)(l)	0.56	0.58	(c)	0.37	0.63	1.49
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$323		$358	$386		$434	$138	$192

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$17.38		$16.51	$14.53		$15.01	$16.61	$14.98

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09	$0.10	(c)	$0.07	$0.11	$0.23
Net realized and unrealized gain (loss)	(0.85)		0.89	2.15		(0.41)	(1.46)	1.52
Total from investment operations	$(0.87)		$0.98	$2.25		$(0.34)	$(1.35)	$1.75

Less distributions declared to shareholders
From net investment income	$(0.58)		$(0.11)	$(0.27)		$(0.14)	$(0.25)	$(0.12)
From net realized gain	(0.13)		—	—		—	—	—
Total distributions declared to shareholders	$(0.71)		$(0.11)	$(0.27)		$(0.14)	$(0.25)	$(0.12)
Net asset value, end of period (x)	$15.80		$17.38	$16.51		$14.53	$15.01	$16.61
Total return (%) (r)(s)(t)(x)	(4.68	)(n)	5.93	15.78	(c)	(2.28)	(8.17)	11.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.90	1.97	(c)	1.99	1.98	1.98
Expenses after expense reductions (f)	1.88	(a)	1.87	1.89	(c)	1.90	1.89	1.91
Net investment income (loss)	(0.25	)(a)(l)	0.53	0.63	(c)	0.47	0.72	1.43
Portfolio turnover	13	(n)	25	33		40	28	27
Net assets at end of period (000 omitted)	$3,050		$3,572	$3,856		$3,298	$980	$1,098

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$8,092,388,180	$—	$—	$8,092,388,180
Mutual Funds	67,119,531	—	—	67,119,531
Total	$8,159,507,711	$—	$—	$8,159,507,711

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes

Notes to Financial Statements (unaudited) – continued

the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$107,400,473

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$7,578,411,841
Gross appreciation	1,160,701,245

Gross depreciation	(579,605,375)
Net unrealized appreciation (depreciation)	$581,095,870

As of 8/31/18

Undistributed ordinary income	140,949,366
Other temporary differences	(415,872)
Net unrealized appreciation (depreciation)	806,785,310

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares,

Notes to Financial Statements (unaudited) – continued

respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$25,901,069	$7,325,996	$4,647,196	$—
Class B	137,137	16,831	31,746	—
Class C	790,024	151,470	190,635	—
Class I	24,754,668	14,314,497	4,190,792	—
Class R1	69,066	10,568	15,219	—
Class R2	4,169,222	1,118,075	813,076	—
Class R3	2,863,469	992,523	518,390	—
Class R4	2,230,773	791,803	376,275	—
Class R6	280,916,284	82,520,374	46,180,904	—
Class 529A	471,755	130,984	85,101	—
Class 529B	11,248	1,445	2,533	—
Class 529C	114,606	25,907	25,742	—
Total	$342,429,321	$107,400,473	$57,077,609	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $382,619, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $29,192 and $2,384 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$780,393
Class B	0.75%	0.25%	1.00%	1.00%	20,723
Class C	0.75%	0.25%	1.00%	1.00%	124,440
Class R1	0.75%	0.25%	1.00%	1.00%	9,286
Class R2	0.25%	0.25%	0.50%	0.50%	267,527
Class R3	—	0.25%	0.25%	0.25%	90,049
Class 529A	—	0.25%	0.25%	0.23%	14,303
Class 529B	0.75%	0.25%	1.00%	1.00%	1,603
Class 529C	0.75%	0.25%	1.00%	0.99%	15,833
Total Distribution and Service Fees					$1,324,157

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $5,043, $82, $63, $367, $1, $967, and $95 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$2,183
Class B	2,715
Class C	971
Class 529B	—
Class 529C	19

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through

Notes to Financial Statements (unaudited) – continued

which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2019, were as follows:

Fee
Class 529A	$2,860
Class 529B	80
Class 529C	792
Total Program Manager Fees	$3,732

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $78,609, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $817,730.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0073% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $143 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019. The liability

Notes to Financial Statements (unaudited) – continued

for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $461 at February 28, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $7,059 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $7,599,775 and $3,950,171, respectively. The sales transactions resulted in net realized gains (losses) of $(1,691,184).

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,189,668,160 and $1,001,325,218, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,261,851	$71,453,637	7,069,268	$134,383,066
Class B	4,431	72,174	13,876	255,158
Class C	334,037	5,067,676	218,850	3,929,096
Class I	5,612,752	98,846,775	10,911,336	215,968,481
Class R1	5,811	94,399	17,274	312,093
Class R2	410,817	6,853,235	2,824,542	52,534,049
Class R3	252,029	4,318,744	727,392	13,825,352
Class R4	314,213	5,354,004	660,938	12,682,200
Class R6	55,895,763	950,278,880	97,088,940	1,858,939,244
Class 529A	58,051	965,758	142,814	2,703,844
Class 529B	519	8,158	1,799	32,223
Class 529C	6,760	105,317	25,705	446,045
	67,157,034	$1,143,418,757	119,702,734	$2,296,010,851

Shares issued to shareholders in reinvestment of distributions
Class A	1,384,984	$22,173,601	278,096	$5,278,247
Class B	8,845	137,183	776	14,248
Class C	44,618	674,185	6,372	113,995
Class I	1,213,492	20,107,565	370,149	7,262,325
Class R1	5,660	83,875	597	10,519
Class R2	310,892	4,809,494	58,080	1,066,343
Class R3	213,501	3,381,859	52,822	992,523
Class R4	160,956	2,578,518	41,572	789,876
Class R6	19,346,528	307,416,337	4,368,877	82,397,020
Class 529A	35,487	556,785	7,033	130,963
Class 529B	929	13,781	82	1,445
Class 529C	9,666	140,348	1,499	25,907
	22,735,558	$362,073,531	5,185,955	$98,083,411

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,692,794)	$(78,853,420)	(9,782,601)	$(185,844,596)
Class B	(50,150)	(830,576)	(104,573)	(1,939,229)
Class C	(368,866)	(5,841,476)	(1,532,236)	(27,742,773)
Class I	(7,450,610)	(131,557,195)	(36,650,383)	(733,359,445)
Class R1	(28,433)	(441,969)	(20,748)	(370,130)
Class R2	(971,629)	(16,024,230)	(3,921,714)	(72,878,654)
Class R3	(797,368)	(13,573,619)	(1,546,205)	(29,443,847)
Class R4	(484,975)	(8,350,781)	(1,167,421)	(22,319,483)
Class R6	(42,678,849)	(756,621,567)	(36,858,067)	(700,719,685)
Class 529A	(58,717)	(1,008,967)	(66,288)	(1,251,041)
Class 529B	(1,593)	(25,651)	(4,676)	(82,960)
Class 529C	(28,950)	(450,222)	(55,236)	(972,546)
	(57,612,934)	$(1,013,579,673)	(91,710,148)	$(1,776,924,389)

Net change
Class A	954,041	$14,773,818	(2,435,237)	$(46,183,283)
Class B	(36,874)	(621,219)	(89,921)	(1,669,823)
Class C	9,789	(99,615)	(1,307,014)	(23,699,682)
Class I	(624,366)	(12,602,855)	(25,368,898)	(510,128,639)
Class R1	(16,962)	(263,695)	(2,877)	(47,518)
Class R2	(249,920)	(4,361,501)	(1,039,092)	(19,278,262)
Class R3	(331,838)	(5,873,016)	(765,991)	(14,625,972)
Class R4	(9,806)	(418,259)	(464,911)	(8,847,407)
Class R6	32,563,442	501,073,650	64,599,750	1,240,616,579
Class 529A	34,821	513,576	83,559	1,583,766
Class 529B	(145)	(3,712)	(2,795)	(49,292)
Class 529C	(12,524)	(204,557)	(28,032)	(500,594)
	32,279,658	$491,912,615	33,178,541	$617,169,873

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 56%, 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS

Notes to Financial Statements (unaudited) – continued

Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $24,630 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		78,815,546	884,617,055	(896,313,070)	67,119,531

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$14,183	$(7,418)	$—	$972,055	$67,119,531

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® Technology Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

SCT-SEM

MFS® Technology Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	10.1%
Amazon.com, Inc.	8.2%
Facebook, Inc., “A”	6.0%
Microsoft Corp.	4.7%
Salesforce.com, Inc.	4.6%
Visa, Inc., “A”	4.4%
Mastercard, Inc., “A”	3.9%
Adobe Systems, Inc.	3.9%
DXC Technology Co.	2.6%
PayPal Holdings, Inc.	2.5%

Top five industries
Business Services	19.7%
Internet	19.1%
Computer Software	18.0%
Other Banks and Financial Institutions	8.3%
Specialty Stores	8.2%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	1.17%	$1,000.00	$949.35	$5.65
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
B	Actual	1.92%	$1,000.00	$945.74	$9.26
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
C	Actual	1.92%	$1,000.00	$945.90	$9.26
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
I	Actual	0.92%	$1,000.00	$950.33	$4.45
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R1	Actual	1.93%	$1,000.00	$945.78	$9.31
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
R2	Actual	1.42%	$1,000.00	$948.03	$6.86
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R3	Actual	1.17%	$1,000.00	$949.33	$5.65
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R4	Actual	0.93%	$1,000.00	$950.47	$4.50
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R6	Actual	0.83%	$1,000.00	$951.04	$4.02
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.6%

Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
CACI International, Inc., “A” (a)	16,595	$3,024,605
FLIR Systems, Inc.	175,366	9,022,580
Harris Corp.	86,201	14,217,131
Northrop Grumman Corp.	38,778	11,244,069

		$37,508,385
Biotechnology - 1.6%
Bio-Techne Corp.	67,543	$13,096,588
Illumina, Inc. (a)	17,850	5,582,944

		$18,679,532
Broadcasting - 0.3%
Netflix, Inc. (a)	9,487	$3,397,295

Brokerage & Asset Managers - 1.0%
NASDAQ, Inc.	131,403	$12,032,573

Business Services - 19.7%
Cognizant Technology Solutions Corp., “A”	192,140	$13,638,097
Dropbox, Inc. (a)	240,737	5,743,985
DXC Technology Co.	468,874	30,880,042
Endava PLC, ADR (a)	304,801	9,009,918
Fidelity National Information Services, Inc.	175,145	18,941,932
First Data Corp. (a)	344,417	8,658,643
Fiserv, Inc. (a)	271,609	23,002,566
FleetCor Technologies, Inc. (a)	58,184	13,573,164
Global Payments, Inc.	195,947	25,547,570
Grand Canyon Education, Inc. (a)	99,880	11,554,118
PayPal Holdings, Inc. (a)	303,740	29,787,782
Total System Services, Inc.	228,273	21,548,971
TransUnion	136,638	8,821,349
Verisk Analytics, Inc., “A”	73,596	9,304,742

		$230,012,879
Cable TV - 0.7%
Altice USA, Inc.	367,408	$8,013,168

Computer Software - 18.0%
Adobe Systems, Inc. (a)	173,295	$45,489,938
Autodesk, Inc. (a)	103,301	16,839,096

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
DocuSign, Inc. (a)	82,922	$4,573,148
Eventbrite, Inc. (a)(l)	195,361	5,778,778
Microsoft Corp.	489,192	54,804,180
PTC, Inc. (a)	105,609	9,802,627
Red Hat, Inc. (a)	24,458	4,466,031
RingCentral, Inc. (a)	70,673	7,441,160
Salesforce.com, Inc. (a)	330,141	54,027,575
Zendesk, Inc. (a)	94,822	7,492,834

		$210,715,367
Computer Software - Systems - 8.2%
Apple, Inc.	159,016	$27,533,620
Constellation Software, Inc.	15,081	12,878,128
EPAM Systems, Inc. (a)	37,757	6,108,327
HubSpot, Inc. (a)	40,572	6,831,513
New Relic, Inc. (a)	61,509	6,504,577
Pluralsight, Inc., “A” (a)	231,874	7,538,224
Presidio, Inc.	677,082	11,259,874
Rapid7, Inc. (a)	47,796	2,200,050
ServiceNow, Inc. (a)	61,021	14,610,868

		$95,465,181
Electrical Equipment - 2.3%
Amphenol Corp., “A”	134,771	$12,664,431
TE Connectivity Ltd.	174,769	14,346,787

		$27,011,218
Electronics - 3.2%
Applied Materials, Inc.	424,170	$16,262,678
Microchip Technology, Inc.	242,301	21,048,688
Silicon Laboratories, Inc. (a)	6,803	551,179

		$37,862,545
Internet - 19.1%
Alibaba Group Holding Ltd., ADR (a)	45,488	$8,325,669
Alphabet, Inc., “A” (a)(s)	105,350	118,682,042
Facebook, Inc., “A” (a)(s)	433,276	69,952,410
GoDaddy, Inc. (a)	193,901	14,474,710
Spotify Technology S.A. (a)	38,836	5,442,477
Wix.com Ltd. (a)	62,809	6,861,883

		$223,739,191

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 2.0%
Activision Blizzard, Inc.	208,388	$8,781,470
Electronic Arts, Inc. (a)	154,045	14,754,430

		$23,535,900
Medical & Health Technology & Services - 0.7%
Guardant Health, Inc. (a)	118,577	$7,901,971

Medical Equipment - 0.2%
Senseonics Holdings, Inc. (a)(l)	707,031	$2,114,023

Other Banks & Diversified Financials - 8.3%
Mastercard, Inc., “A”	202,730	$45,567,622
Visa, Inc., “A”	351,680	52,090,842

		$97,658,464
Printing & Publishing - 0.9%
IHS Markit Ltd. (a)	206,327	$10,970,407

Specialty Stores - 8.2%
Amazon.com, Inc. (a)(s)	58,538	$95,992,369
Total Common Stocks (Identified Cost, $677,143,417)		$1,142,610,468

Investment Companies (h) - 2.5%
Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $28,759,426)	28,762,000	$28,762,000

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (j) (Identified Cost, $1,328,412)	1,328,412	$1,328,412

Securities Sold Short - (0.4)%
Network & Telecom - (0.4)%
Fortinet, Inc. (Proceeds Received, $3,935,099)	(54,558)	$(4,735,089)

Other Assets, Less Liabilities - 0.2%		2,818,933
Net Assets - 100.0%		$1,170,784,724

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $28,762,000 and $1,143,938,880, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

7

Portfolio of Investments (unaudited) – continued

(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

At February 28, 2019, the fund had cash collateral of $3,618,272 and other liquid securities with an aggregate value of $4,269,660 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $1,387,739 of securities on loan (identified cost, $678,471,829)	$1,143,938,880
Investments in affiliated issuers, at value (identified cost, $28,759,426)	28,762,000
Deposits with brokers for
Securities sold short	3,618,272
Receivables for
Fund shares sold	2,045,132
Interest and dividends	661,811
Other assets	4,416
Total assets	$1,179,030,511

Liabilities
Payable to custodian	$234,211
Payables for
Securities sold short, at value (proceeds received, $3,935,099)	4,735,089
Fund shares reacquired	1,563,480
Collateral for securities loaned, at value (c)	1,328,412
Payable to affiliates
Investment adviser	47,957
Shareholder servicing costs	277,720
Distribution and service fees	15,222
Payable for independent Trustees’ compensation	467
Accrued expenses and other liabilities	43,229
Total liabilities	$8,245,787
Net assets	$1,170,784,724

Net assets consist of
Paid-in capital	$697,125,642
Total distributable earnings (loss)	473,659,082
Net assets	$1,170,784,724
Shares of beneficial interest outstanding	28,359,629

(c)	Non-cash collateral is not included.

9

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$442,129,732	10,720,186	$41.24
Class B	41,138,128	1,164,896	35.31
Class C	121,926,271	3,460,043	35.24
Class I	289,346,471	6,542,940	44.22
Class R1	5,496,971	156,326	35.16
Class R2	27,534,145	702,556	39.19
Class R3	73,630,381	1,786,186	41.22
Class R4	22,794,881	529,829	43.02
Class R6	146,787,744	3,296,667	44.53

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.76 [100 / 94.25 x $41.24]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,583,165
Dividends from affiliated issuers	301,020
Other	136,541
Income on securities loaned	18,123
Foreign taxes withheld	(4,534)
Total investment income	$3,034,315
Expenses
Management fee	$4,112,649
Distribution and service fees	1,489,704
Shareholder servicing costs	569,141
Administrative services fee	78,198
Independent Trustees’ compensation	7,786
Custodian fee	33,341
Shareholder communications	34,877
Audit and tax fees	29,519
Legal fees	4,540
Dividend and interest expense on securities sold short	127,579
Interest expense and fees	3,652
Miscellaneous	101,436
Total expenses	$6,592,422
Reduction of expenses by investment adviser and distributor	(66,792)
Net expenses	$6,525,630
Net investment income (loss)	$(3,491,315)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$22,343,802
Affiliated issuers	1,827
Securities sold short	(2,890,137)
Foreign currency	(61)
Net realized gain (loss)	$19,455,431
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(84,501,932)
Affiliated issuers	(58)
Securities sold short	2,903,127
Net unrealized gain (loss)	$(81,598,863)
Net realized and unrealized gain (loss)	$(62,143,432)
Change in net assets from operations	$(65,634,747)

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18
Change in net assets

From operations
Net investment income (loss)	$(3,491,315)	$(6,927,690)
Net realized gain (loss)	19,455,431	62,489,446
Net unrealized gain (loss)	(81,598,863)	230,387,318
Change in net assets from operations	$(65,634,747)	$285,949,074
Total distributions to shareholders (a)	$(51,440,197)	$(34,022,224)
Change in net assets from fund share transactions	$50,911,644	$123,938,358
Total change in net assets	$(66,163,300)	$375,865,208

Net assets
At beginning of period	1,236,948,024	861,082,816
At end of period (b)	$1,170,784,724	$1,236,948,024

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net realized gain were $34,022,224.

(b)

Parenthetical disclosure of accumulated net investment loss is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included accumulated net investment loss of $510.

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$45.65		$35.67	$28.27		$24.62	$24.47	$19.41

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.26)	$(0.19	)(c)	$(0.12)	$(0.15)	$(0.13)
Net realized and unrealized gain (loss)	(2.40)		11.61	8.13		4.76	1.15	5.19
Total from investment operations	$(2.52)		$11.35	$7.94		$4.64	$1.00	$5.06

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$41.24		$45.65	$35.67		$28.27	$24.62	$24.47
Total return (%) (r)(s)(t)(x)	(5.07	)(n)	32.79	28.58	(c)	19.20	4.18	26.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.24	1.24	(c)	1.27	1.30	1.33
Expenses after expense reductions (f)	1.17	(a)	1.22	1.23	(c)	1.26	1.29	1.32
Net investment income (loss)	(0.62	)(a)	(0.66)	(0.63	)(c)	(0.48)	(0.60)	(0.58)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$442,130		$484,477	$359,698		$320,898	$199,313	$171,020

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.15	(a)	1.16	1.19	(c)	1.24	1.27	1.28

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$39.55		$31.31	$25.06		$22.09	$22.20	$17.75

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)		$(0.49)	$(0.38	)(c)	$(0.28)	$(0.30)	$(0.27)
Net realized and unrealized gain (loss)	(2.11)		10.10	7.17		4.24	1.04	4.72
Total from investment operations	$(2.35)		$9.61	$6.79		$3.96	$0.74	$4.45

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$35.31		$39.55	$31.31		$25.06	$22.09	$22.20
Total return (%) (r)(s)(t)(x)	(5.43	)(n)	31.77	27.64	(c)	18.29	3.41	25.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.99	1.99	(c)	2.02	2.05	2.08
Expenses after expense reductions (f)	1.92	(a)	1.98	1.98	(c)	2.01	2.04	2.07
Net investment income (loss)	(1.38	)(a)	(1.41)	(1.38	)(c)	(1.22)	(1.35)	(1.34)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$41,138		$45,337	$34,396		$25,990	$18,791	$16,190

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.90	(a)	1.92	1.94	(c)	1.99	2.02	2.03

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$39.47		$31.24	$25.01		$22.05	$22.16	$17.71

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)		$(0.49)	$(0.38	)(c)	$(0.28)	$(0.30)	$(0.28)
Net realized and unrealized gain (loss)	(2.10)		10.09	7.15		4.23	1.04	4.73
Total from investment operations	$(2.34)		$9.60	$6.77		$3.95	$0.74	$4.45

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$35.24		$39.47	$31.24		$25.01	$22.05	$22.16
Total return (%) (r)(s)(t)(x)	(5.41	)(n)	31.81	27.62	(c)	18.28	3.42	25.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.98	1.99	(c)	2.02	2.05	2.07
Expenses after expense reductions (f)	1.92	(a)	1.97	1.98	(c)	2.01	2.04	2.07
Net investment income (loss)	(1.37	)(a)	(1.41)	(1.38	)(c)	(1.23)	(1.35)	(1.34)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$121,926		$128,707	$101,656		$73,071	$43,037	$35,998

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.90	(a)	1.92	1.94	(c)	2.00	2.02	2.03

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$48.74		$37.90	$29.93		$25.96	$25.69	$20.33

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.18)	$(0.13	)(c)	$(0.07)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss)	(2.55)		12.39	8.64		5.03	1.21	5.44
Total from investment operations	$(2.63)		$12.21	$8.51		$4.96	$1.12	$5.36

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$44.22		$48.74	$37.90		$29.93	$25.96	$25.69
Total return (%) (r)(s)(t)(x)	(4.97	)(n)	33.14	28.91	(c)	19.45	4.45	26.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.99	0.99	(c)	1.02	1.05	1.08
Expenses after expense reductions (f)	0.92	(a)	0.98	0.98	(c)	1.01	1.04	1.07
Net investment income (loss)	(0.38	)(a)	(0.41)	(0.39	)(c)	(0.24)	(0.35)	(0.35)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$289,346		$303,359	$174,275		$96,700	$56,619	$40,359

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.90	(a)	0.92	0.95	(c)	1.00	1.02	1.04

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$39.39		$31.18	$24.96		$22.01	$22.12	$17.68

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.23)		$(0.49)	$(0.38	)(c)	$(0.28)	$(0.30)	$(0.27)
Net realized and unrealized gain (loss)	(2.11)		10.07	7.14		4.22	1.04	4.71
Total from investment operations	$(2.34)		$9.58	$6.76		$3.94	$0.74	$4.44

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$35.16		$39.39	$31.18		$24.96	$22.01	$22.12
Total return (%) (r)(s)(t)(x)	(5.42	)(n)	31.80	27.63	(c)	18.27	3.43	25.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.99	1.99	(c)	2.02	2.05	2.08
Expenses after expense reductions (f)	1.93	(a)	1.98	1.98	(c)	2.01	2.04	2.07
Net investment income (loss)	(1.37	)(a)	(1.41)	(1.38	)(c)	(1.22)	(1.36)	(1.34)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$5,497		$5,534	$4,256		$3,073	$2,516	$2,033

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.90	(a)	1.92	1.95	(c)	1.99	2.02	2.04

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$43.55		$34.17	$27.17		$23.76	$23.70	$18.85

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$(0.35)	$(0.26	)(c)	$(0.18)	$(0.20)	$(0.18)
Net realized and unrealized gain (loss)	(2.30)		11.10	7.80		4.58	1.11	5.03
Total from investment operations	$(2.47)		$10.75	$7.54		$4.40	$0.91	$4.85

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$39.19		$43.55	$34.17		$27.17	$23.76	$23.70
Total return (%) (r)(s)(t)(x)	(5.20	)(n)	32.46	28.27	(c)	18.88	3.93	25.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.48	1.49	(c)	1.52	1.55	1.58
Expenses after expense reductions (f)	1.42	(a)	1.48	1.49	(c)	1.51	1.54	1.58
Net investment income (loss)	(0.87	)(a)	(0.91)	(0.89	)(c)	(0.72)	(0.84)	(0.83)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$27,534		$28,071	$23,625		$17,031	$14,946	$17,123

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.40	(a)	1.42	1.45	(c)	1.49	1.52	1.54

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$45.63		$35.66	$28.26		$24.61	$24.46	$19.41

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.27)	$(0.20	)(c)	$(0.13)	$(0.15)	$(0.13)
Net realized and unrealized gain (loss)	(2.40)		11.61	8.14		4.77	1.15	5.18
Total from investment operations	$(2.52)		$11.34	$7.94		$4.64	$1.00	$5.05

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$41.22		$45.63	$35.66		$28.26	$24.61	$24.46
Total return (%) (r)(s)(t)(x)	(5.07	)(n)	32.77	28.59	(c)	19.21	4.18	26.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.24	1.24	(c)	1.27	1.30	1.33
Expenses after expense reductions (f)	1.17	(a)	1.23	1.23	(c)	1.26	1.29	1.32
Net investment income (loss)	(0.63	)(a)	(0.66)	(0.65	)(c)	(0.49)	(0.60)	(0.59)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$73,630		$79,534	$53,199		$20,180	$9,732	$10,626

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.15	(a)	1.17	1.20	(c)	1.25	1.27	1.29

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$47.47		$36.95	$29.19		$25.34	$25.10	$19.86

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.17)	$(0.13	)(c)	$(0.06)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss)	(2.48)		12.06	8.43		4.90	1.18	5.32
Total from investment operations	$(2.56)		$11.89	$8.30		$4.84	$1.09	$5.24

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$43.02		$47.47	$36.95		$29.19	$25.34	$25.10
Total return (%) (r)(s)(t)(x)	(4.95	)(n)	33.12	28.92	(c)	19.45	4.44	26.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.99	0.99	(c)	1.02	1.05	1.07
Expenses after expense reductions (f)	0.93	(a)	0.98	0.99	(c)	1.01	1.04	1.07
Net investment income (loss)	(0.37	)(a)	(0.41)	(0.39	)(c)	(0.24)	(0.37)	(0.34)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$22,795		$23,004	$14,443		$8,141	$2,234	$1,403

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.90	(a)	0.92	0.95	(c)	1.00	1.02	1.04
See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$49.03		$38.09	$30.05		$26.03	$25.73	$20.34

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.13)	$(0.10	)(c)	$(0.04)	$(0.07)	$(0.07)
Net realized and unrealized gain (loss)	(2.55)		12.44	8.68		5.05	1.22	5.46
Total from investment operations	$(2.61)		$12.31	$8.58		$5.01	$1.15	$5.39

Less distributions declared to shareholders
From net realized gain	$(1.89)		$(1.37)	$(0.54)		$(0.99)	$(0.85)	$—
Net asset value, end of period (x)	$44.53		$49.03	$38.09		$30.05	$26.03	$25.73
Total return (%) (r)(s)(t)(x)	(4.90	)(n)	33.24	29.03	(c)	19.59	4.57	26.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.89	0.90	(c)	0.92	0.95	0.97
Expenses after expense reductions (f)	0.83	(a)	0.88	0.89	(c)	0.91	0.94	0.96
Net investment income (loss)	(0.28	)(a)	(0.31)	(0.30	)(c)	(0.13)	(0.27)	(0.28)
Portfolio turnover	16	(n)	30	43		30	43	38
Net assets at end of period (000 omitted)	$146,788		$138,924	$95,534		$33,411	$7,079	$2,429

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.81	(a)	0.82	0.85	(c)	0.90	0.92	0.95

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

22

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

23

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,142,610,468	$—	$—	$1,142,610,468
Mutual Funds	30,090,412	—	—	30,090,412
Total	$1,172,700,880	$—	$—	$1,172,700,880

Securities Sold Short	$(4,735,089)	$—	$—	$(4,735,089)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2019, this expense amounted to $127,579. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds

24

Notes to Financial Statements (unaudited) – continued

from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,387,739. The fair value of the fund’s investment securities on loan and a related liability of $1,328,412 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $97,301 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the

25

Notes to Financial Statements (unaudited) – continued

dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$10,346,187
Long-term capital gains	23,676,037

Total distributions	$34,022,224

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$708,360,329
Gross appreciation	468,324,728

Gross depreciation	(8,719,266)
Net unrealized appreciation (depreciation)	$459,605,462

As of 8/31/18

Undistributed ordinary income	8,438,597
Undistributed long-term capital gain	41,091,614
Other temporary differences	(510)
Net unrealized appreciation (depreciation)	541,204,325

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18
Class A	$20,061,820	$13,806,022
Class B	2,165,547	1,454,317
Class C	6,237,227	4,487,570
Class I	11,628,427	6,827,614
Class R1	267,264	182,847
Class R2	1,292,150	964,012
Class R3	3,217,992	2,088,034
Class R4	875,507	546,050
Class R6	5,694,263	3,665,758
Total	$51,440,197	$34,022,224

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

27

Notes to Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $54,744, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $101,824 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$536,602
Class B	0.75%	0.25%	1.00%	1.00%	199,576
Class C	0.75%	0.25%	1.00%	1.00%	576,641
Class R1	0.75%	0.25%	1.00%	1.00%	25,094
Class R2	0.25%	0.25%	0.50%	0.50%	63,963
Class R3	—	0.25%	0.25%	0.25%	87,828
Total Distribution and Service Fees					$1,489,704

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $11,621, $234, $183, and $10 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are

28

Notes to Financial Statements (unaudited) – continued

subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$2,968
Class B	19,102
Class C	7,919

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $67,858, which equated to 0.0123% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $501,283.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $141 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $457 at February 28, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees

29

Notes to Financial Statements (unaudited) – continued

solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $966 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $51,529, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short sales and short-term obligations, aggregated $180,663,759 and $203,990,214, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,100,313	$44,500,186	2,690,325	$108,662,252
Class B	84,998	3,006,701	261,237	9,196,477
Class C	376,897	13,109,432	950,938	33,466,725
Class I	1,559,378	66,815,041	2,958,330	128,312,062
Class R1	25,341	854,446	60,302	2,103,398
Class R2	182,783	7,037,207	260,110	9,845,066
Class R3	331,240	13,330,947	775,526	31,215,720
Class R4	121,548	4,864,881	218,412	9,129,215
Class R6	759,263	32,545,872	1,371,227	58,758,765
	4,541,761	$186,064,713	9,546,407	$390,689,680

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	520,760	$19,351,436	360,827	$13,188,223
Class B	67,267	2,143,805	45,085	1,435,497
Class C	179,366	5,703,832	130,689	4,151,976
Class I	255,108	10,158,414	150,118	5,847,113
Class R1	8,390	266,220	5,742	182,089
Class R2	32,936	1,163,614	24,374	851,394
Class R3	86,645	3,217,992	57,144	2,088,034
Class R4	18,432	714,074	11,457	434,687
Class R6	113,449	4,548,175	74,971	2,935,862
	1,282,353	$47,267,562	860,407	$31,114,875

Shares reacquired
Class A	(1,512,667)	$(59,062,800)	(2,523,190)	$(99,736,743)
Class B	(133,557)	(4,491,579)	(258,851)	(8,881,072)
Class C	(356,806)	(12,158,294)	(1,074,694)	(37,302,290)
Class I	(1,496,090)	(63,963,578)	(1,482,125)	(62,341,899)
Class R1	(17,882)	(595,562)	(62,046)	(2,178,877)
Class R2	(157,774)	(6,104,381)	(331,292)	(12,646,255)
Class R3	(374,564)	(14,909,159)	(581,770)	(23,285,213)
Class R4	(94,702)	(3,793,231)	(136,161)	(5,632,477)
Class R6	(409,322)	(17,342,047)	(1,121,142)	(45,861,371)
	(4,553,364)	$(182,420,631)	(7,571,271)	$(297,866,197)

Net change
Class A	108,406	$4,788,822	527,962	$22,113,732
Class B	18,708	658,927	47,471	1,750,902
Class C	199,457	6,654,970	6,933	316,411
Class I	318,396	13,009,877	1,626,323	71,817,276
Class R1	15,849	525,104	3,998	106,610
Class R2	57,945	2,096,440	(46,808)	(1,949,795)
Class R3	43,321	1,639,780	250,900	10,018,541
Class R4	45,278	1,785,724	93,708	3,931,425
Class R6	463,390	19,752,000	325,056	15,833,256
	1,270,750	$50,911,644	2,835,543	$123,938,358

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

31

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $3,362 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		26,383,831	114,177,932	(111,799,763)	28,762,000

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,827	$(58)	$—	$301,020	$28,762,000

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® U.S. Government Cash Reserve Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LMM-SEM

MFS® U.S. Government Cash Reserve Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	11.2%
A-1	88.1%
Other Assets Less Liabilities	0.7%

Maturity breakdown (u)
0 - 7 days	29.4%
8 - 29 days	26.2%
30 - 59 days	40.5%
60 - 89 days	3.2%
Other Assets Less Liabilities	0.7%

(a)

Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	0.71%	$1,000.00	$1,007.59	$3.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
B	Actual	0.71%	$1,000.00	$1,007.59	$3.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
C	Actual	0.71%	$1,000.00	$1,007.59	$3.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
I	Actual (i)	0.70%	$1,000.00	$1,006.99	$3.16
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
R1	Actual	0.71%	$1,000.00	$1,007.56	$3.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
R2	Actual	0.71%	$1,000.00	$1,007.56	$3.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
R3	Actual	0.70%	$1,000.00	$1,007.56	$3.48
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
R4	Actual	0.71%	$1,000.00	$1,007.56	$3.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
R6	Actual (i)	0.63%	$1,000.00	$1,007.31	$2.84
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
529A	Actual	0.75%	$1,000.00	$1,007.34	$3.73
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
529B	Actual	0.76%	$1,000.00	$1,007.34	$3.78
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
529C	Actual	0.75%	$1,000.00	$1,007.34	$3.73
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, September 18, 2018, through the stated period end.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Actual Expenses of Class I and Class R6, which are multiplied by 164/365 (to reflect the period from the commencement of the classes’ investment operations, September 18, 2018, through February 28, 2019). For Hypothetical Expenses paid, it is assumed that Class I and Class R6 were in existence for the entire six month period ended February 28, 2019. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 92.2%

Issuer	Shares/Par	Value ($)
Fannie Mae, 2.338%, due 3/06/2019	$5,600,000	$5,598,211
Fannie Mae, 2.339%, due 3/12/2019	5,800,000	5,795,924
Fannie Mae, 2.339%, due 3/13/2019	5,000,000	4,996,167
Fannie Mae, 2.399%, due 3/26/2019	9,000,000	8,985,250
Fannie Mae, 2.384%, due 4/01/2019	9,471,000	9,451,875
Fannie Mae, 2.399%, due 4/08/2019	6,000,000	5,985,053
Fannie Mae, 2.4%, due 4/15/2019	3,000,000	2,991,150
Federal Farm Credit Bank, 2.437%, due 3/04/2019	2,500,000	2,499,502
Federal Farm Credit Bank, 2.432%, due 3/08/2019	10,200,000	10,195,260
Federal Farm Credit Bank, 2.411%, due 3/11/2019	7,100,000	7,095,326
Federal Farm Credit Bank, 2.401%, due 3/18/2019	5,000,000	4,994,428
Federal Farm Credit Bank, 2.432%, due 3/19/2019	100,000	99,880
Federal Farm Credit Bank, 2.401%, due 3/20/2019	6,000,000	5,992,527
Federal Farm Credit Bank, 2.423%, due 4/09/2019	5,300,000	5,286,335
Federal Farm Credit Bank, 2.444%, due 4/09/2019	9,100,000	9,076,340
Federal Home Loan Bank, 2.428%, due 3/01/2019	4,500,000	4,500,000
Federal Home Loan Bank, 2.374%, due 3/04/2019	5,533,000	5,531,921
Federal Home Loan Bank, 2.428%, due 3/13/2019	9,000,000	8,992,830
Federal Home Loan Bank, 2.365%, due 3/14/2019	2,050,000	2,048,275
Federal Home Loan Bank, 2.417%, due 3/21/2019	8,900,000	8,888,232
Federal Home Loan Bank, 2.42%, due 4/11/2019	1,000,000	997,289
Federal Home Loan Bank, 2.434%, due 4/11/2019	6,000,000	5,983,668
Federal Home Loan Bank, 2.447%, due 4/12/2019	8,000,000	7,977,553
Freddie Mac, 2.34%, due 3/05/2019	7,100,000	7,098,186
Freddie Mac, 2.383%, due 4/03/2019	9,200,000	9,180,266
Freddie Mac, 2.383%, due 4/04/2019	9,200,000	9,179,668
Freddie Mac, 2.395%, due 4/17/2019	4,650,000	4,635,734
Freddie Mac, 4.852%, due 4/17/2019	5,995,000	5,976,372
Freddie Mac, 2.438%, due 4/24/2019	3,500,000	3,487,453
Freddie Mac, 2.446%, due 5/13/2019	5,300,000	5,274,228
U.S. Treasury Bill, 2.426%, due 3/01/2019	6,000,000	6,000,000
U.S. Treasury Bill, 2.378%, due 3/05/2019	5,600,000	5,598,532
U.S. Treasury Bill, 2.36%, due 3/07/2019	2,200,000	2,199,140
U.S. Treasury Bill, 2.452%, due 4/02/2019	9,100,000	9,080,991
U.S. Treasury Bill, 2.435%, due 5/16/2019	1,850,000	1,840,646
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$203,514,212

5

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 7.1%

Issuer	Shares/Par	Value ($)
Goldman Sachs Repurchase Agreement, 2.55%, dated 2/28/2019, due 3/01/2019, total to be received $11,647,825 (secured by U.S. Treasury and Federal Agency obligations valued at $11,879,962 in a jointly traded account)	$11,647,000	$11,647,000
JPMorgan Chase & Co. Repurchase Agreement, 2.6%, dated 2/28/2019, due 3/01/2019, total to be received $4,000,289 (secured by U.S. Treasury and Federal Agency obligations valued at $4,080,308 in a jointly traded account)	4,000,000	4,000,000
Total Repurchase Agreements, at Cost and Value		$15,647,000

Other Assets, Less Liabilities - 0.7%		1,457,169
Net Assets - 100.0%		$220,618,381

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at cost and value	$219,161,212
Receivables for
Fund shares sold	2,277,786
Interest	1,114
Other assets	1,089
Total assets	$221,441,201

Liabilities
Payable to custodian	$257
Payables for
Distributions	4,252
Fund shares reacquired	730,556
Payable to affiliates
Investment adviser	4,920
Shareholder servicing costs	74,983
Program manager fees	69
Payable for independent Trustees’ compensation	4,777
Accrued expenses and other liabilities	3,006
Total liabilities	$822,820
Net assets	$220,618,381

Net assets consist of
Paid-in capital	$220,626,103
Total distributable earnings (loss)	(7,722)
Net assets	$220,618,381
Shares of beneficial interest outstanding	220,848,386

7

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share
Class A	$101,074,739	101,180,844	$1.00
Class B	10,630,528	10,641,699	1.00
Class C	20,145,517	20,166,906	1.00
Class I	75,294	75,372	1.00
Class R1	8,138,762	8,147,494	1.00
Class R2	34,337,686	34,373,833	1.00
Class R3	18,196,777	18,214,294	1.00
Class R4	2,751,861	2,754,736	1.00
Class R6	50,314	50,367	1.00
Class 529A	18,082,926	18,101,474	1.00
Class 529B	244,069	244,325	1.00
Class 529C	6,889,908	6,897,042	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$2,487,885
Expenses
Management fee	$445,439
Distribution and service fees	489,862
Shareholder servicing costs	199,882
Program manager fees	5,737
Administrative services fee	20,066
Independent Trustees’ compensation	4,456
Custodian fee	9,428
Shareholder communications	10,101
Audit and tax fees	19,703
Legal fees	1,068
Registration fees	66,957
Miscellaneous	18,985
Total expenses	$1,291,684
Reduction of expenses by investment adviser and distributor	(500,887)
Net expenses	$790,797
Net investment income (loss)	$1,697,088
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2
Change in net assets from operations	$1,697,090

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$1,697,088	$1,815,726
Net realized gain (loss)	2	—
Change in net assets from operations	$1,697,090	$1,815,726
Total distributions to shareholders (a)	$(1,697,088)	$(1,815,726)
Change in net assets from fund share transactions	$(4,123,715)	$(56,291,230)
Total change in net assets	$(4,123,713)	$(56,291,230)

Net assets
At beginning of period	224,742,094	281,033,324
At end of period (b)	$220,618,381	$224,742,094

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income were $1,815,726.

(b)

Parenthetical disclosure of accumulated distributions in excess of net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included accumulated distributions in excess of net investment income of $7,719.

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.76	(n)	0.76	0.08	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.94	0.91	(c)	0.91	0.92		0.90
Expenses after expense reductions (f)	0.71	(a)	0.68	0.50	(c)	0.23	0.07		0.09
Net investment income (loss)	1.53	(a)	0.76	0.08	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$101,075		$100,463	$105,859		$120,740	$122,085		$124,550

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.76	(n)	0.76	0.08	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.69	1.66	(c)	1.66	1.67		1.65
Expenses after expense reductions (f)	0.71	(a)	0.68	0.51	(c)	0.23	0.07		0.10
Net investment income (loss)	1.53	(a)	0.72	0.07	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$10,631		$11,664	$17,338		$18,096	$18,831		$22,982

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.76	(n)	0.76	0.08	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.69	1.66	(c)	1.66	1.67		1.65
Expenses after expense reductions (f)	0.71	(a)	0.68	0.50	(c)	0.24	0.07		0.10
Net investment income (loss)	1.54	(a)	0.68	0.07	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$20,146		$18,451	$38,458		$48,749	$42,522		$45,662

See Notes to Financial Statements

12

Financial Highlights – continued

Class I	Six months ended 2/28/19 (i) (unaudited)
Net asset value, beginning of period	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01
Net realized and unrealized gain (loss)	0.00	(w)
Total from investment operations	$0.01

Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$1.00
Total return (%) (r)(t)	0.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)
Expenses after expense reductions (f)	0.70	(a)
Net investment income (loss)	1.57	(a)
Net assets at end of period (000 omitted)	$75

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.76	(n)	0.76	0.08	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.69	1.66	(c)	1.66	1.67		1.65
Expenses after expense reductions (f)	0.71	(a)	0.68	0.50	(c)	0.23	0.07		0.09
Net investment income (loss)	1.53	(a)	0.72	0.07	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$8,139		$8,305	$12,236		$14,569	$14,363		$16,819

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.76	(n)	0.76	0.08	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.19	1.16	(c)	1.16	1.17		1.15
Expenses after expense reductions (f)	0.71	(a)	0.68	0.51	(c)	0.23	0.07		0.09
Net investment income (loss)	1.53	(a)	0.73	0.08	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$34,338		$34,993	$48,184		$51,537	$53,058		$57,634

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.76	(n)	0.76	0.08	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.94	0.91	(c)	0.91	0.92		0.90
Expenses after expense reductions (f)	0.70	(a)	0.68	0.51	(c)	0.23	0.07		0.09
Net investment income (loss)	1.51	(a)	0.73	0.08	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$18,197		$26,227	$35,196		$37,650	$44,872		$53,916

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.76	(n)	0.76	0.08	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.69	0.67	(c)	0.66	0.67		0.65
Expenses after expense reductions (f)	0.71	(a)	0.68	0.52	(c)	0.23	0.07		0.09
Net investment income (loss)	1.53	(a)	0.74	0.08	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$2,752		$2,729	$3,250		$3,077	$3,034		$2,907

Class R6	Six months ended 2/28/19 (i) (unaudited)
Net asset value, beginning of period	$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01
Net realized and unrealized gain (loss)	0.00	(w)
Total from investment operations	$0.01

Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$1.00
Total return (%) (r)(t)	0.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)
Expenses after expense reductions (f)	0.63	(a)
Net investment income (loss)	1.63	(a)
Net assets at end of period (000 omitted)	$50

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529A			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.73	(n)	0.71	0.06	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	1.01	(c)	1.00	1.02		1.00
Expenses after expense reductions (f)	0.75	(a)	0.73	0.53	(c)	0.23	0.07		0.09
Net investment income (loss)	1.48	(a)	0.73	0.06	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$18,083		$15,197	$13,208		$12,841	$11,383		$10,927

	Six months ended 2/28/19		Year ended
Class 529B			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.73	(n)	0.71	0.06	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.75	1.76	(c)	1.76	1.77		1.75
Expenses after expense reductions (f)	0.76	(a)	0.73	0.53	(c)	0.22	0.07		0.10
Net investment income (loss)	1.47	(a)	0.71	0.06	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$244		$293	$348		$355	$440		$531

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529C			8/31/18	8/31/17		8/31/16	8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(c)(w)	$0.00	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	(0.00	)(w)	—	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$—	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.73	(n)	0.71	0.06	(c)	0.00	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.75	1.76	(c)	1.76	1.77		1.75
Expenses after expense reductions (f)	0.75	(a)	0.73	0.54	(c)	0.24	0.07		0.09
Net investment income (loss)	1.48	(a)	0.70	0.06	(c)	0.00	0.00		0.00
Net assets at end of period (000 omitted)	$6,890		$6,419	$6,957		$6,728	$5,866		$6,240

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as

18

Notes to Financial Statements (unaudited) – continued

adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$219,161,212	$—	$219,161,212

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 28, 2019, the fund had investments in repurchase agreements with a gross value of $15,647,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

19

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2018, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$1,815,726

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$219,161,212

As of 8/31/18

Undistributed ordinary income	964
Capital loss carryforwards	(5)
Other temporary differences	(8,683)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

20

Notes to Financial Statements (unaudited) – continued

As of August 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(5)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 2/28/19 (i)	Year ended 8/31/18
Class A	$779,747	$762,528
Class B	83,604	105,124
Class C	152,793	199,742
Class I	371	—
Class R1	62,470	68,974
Class R2	266,390	288,493
Class R3	160,731	218,089
Class R4	20,744	21,305
Class R6	367	—
Class 529A	120,155	100,631
Class 529B	1,966	2,240
Class 529C	47,750	48,600
Total	$1,697,088	$1,815,726

(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee

21

Notes to Financial Statements (unaudited) – continued

reduction amounted to $11,025, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$127,239
Class B	0.75%	0.25%	1.00%	0.00%	54,690
Class C	0.75%	0.25%	1.00%	0.00%	99,320
Class R1	0.75%	0.25%	1.00%	0.00%	40,907
Class R2	0.25%	0.25%	0.50%	0.00%	87,136
Class R3	—	0.25%	0.25%	0.00%	26,664
Class 529A	—	0.25%	0.25%	0.00%	20,278
Class 529B	0.75%	0.25%	1.00%	0.00%	1,337
Class 529C	0.75%	0.25%	1.00%	0.00%	32,291
Total Distribution and Service Fees					$489,862

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2019. These reductions, for the six months ended February 28, 2019, for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C amounted to $127,239, $54,690, $99,320, $40,907, $87,136, $26,664, $20,278, $1,337, and $32,291, respectively, and are included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in

22

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$28,849
Class B	19,738
Class C	2,658
Class 529B	465
Class 529C	215

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2019, were as follows:

Fee
Class 529A	$4,056
Class 529B	67
Class 529C	1,614
Total Program Manager Fees	$5,737

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $70,287, which equated to 0.0631% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $129,595.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

23

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $780 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,545 at February 28, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $192 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

On September 17, 2018, MFS purchased 50,000 shares of Class I for an aggregate amount of $50,000 and 50,000 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class.

At February 28, 2019, MFS held approximately 100%, 96%, and 67% of the outstanding shares of Class R6, Class R4, and Class I, respectively.

24

Notes to Financial Statements (unaudited) – continued

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:

	Six months ended 2/28/19 (i)	Year ended 8/31/18
Shares sold
Class A	39,782,684	50,403,828
Class B	3,223,380	5,082,750
Class C	12,115,818	16,082,381
Class I	75,000	—
Class R1	1,111,771	2,510,582
Class R2	6,316,145	9,654,540
Class R3	5,358,172	9,589,275
Class R4	6,753	88,457
Class R6	50,000	—
Class 529A	6,551,590	8,912,193
Class 529B	46,623	203,096
Class 529C	2,161,169	3,549,891
	76,799,105	106,076,993

Shares issued to shareholders in reinvestment of distributions
Class A	755,713	738,779
Class B	78,350	99,285
Class C	147,798	190,726
Class I	372	—
Class R1	62,429	68,975
Class R2	265,818	288,942
Class R3	161,280	218,049
Class R4	20,749	21,171
Class R6	367	—
Class 529A	119,680	100,031
Class 529B	1,955	2,210
Class 529C	47,413	48,180
	1,661,924	1,776,348

25

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19 (i)	Year ended 8/31/18
Shares reacquired
Class A	(39,923,963)	(56,520,250)
Class B	(4,336,384)	(10,860,547)
Class C	(10,567,170)	(36,291,473)
Class R1	(1,340,468)	(6,511,979)
Class R2	(7,235,972)	(23,138,962)
Class R3	(13,559,214)	(18,779,075)
Class R4	(5,001)	(629,737)
Class 529A	(3,782,087)	(7,018,022)
Class 529B	(97,123)	(260,288)
Class 529C	(1,737,362)	(4,134,238)
	(82,584,744)	(164,144,571)

Net change
Class A	614,434	(5,377,643)
Class B	(1,034,654)	(5,678,512)
Class C	1,696,446	(20,018,366)
Class I	75,372	—
Class R1	(166,268)	(3,932,422)
Class R2	(654,009)	(13,195,480)
Class R3	(8,039,762)	(8,971,751)
Class R4	22,501	(520,109)
Class R6	50,367	—
Class 529A	2,889,183	1,994,202
Class 529B	(48,545)	(54,982)
Class 529C	471,220	(536,167)
	(4,123,715)	(56,291,230)

(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $681 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

26

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

27

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

     MFS® Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

EIF-SEM

MFS® Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.4%
Johnson & Johnson	3.6%
Accenture PLC, “A”	3.0%
Wells Fargo & Co.	2.8%
Medtronic PLC	2.7%
Comcast Corp., “A”	2.6%
Philip Morris International, Inc.	2.5%
Pfizer, Inc.	2.5%
U.S. Bancorp	2.2%
Aon PLC	2.1%

GICS equity sectors
Financials	28.1%
Health Care	17.2%
Industrials	16.4%
Consumer Staples	10.0%
Information Technology	9.2%
Communication Services	4.8%
Energy	4.3%
Utilities	4.0%
Materials	3.4%
Consumer Discretionary	1.6%
Real Estate	0.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	0.81%	$1,000.00	$991.73	$4.00
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
B	Actual	1.56%	$1,000.00	$987.94	$7.69
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
C	Actual	1.57%	$1,000.00	$987.95	$7.74
	Hypothetical (h)	1.57%	$1,000.00	$1,017.01	$7.85
I	Actual	0.57%	$1,000.00	$992.89	$2.82
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86
R1	Actual	1.57%	$1,000.00	$987.91	$7.74
	Hypothetical (h)	1.57%	$1,000.00	$1,017.01	$7.85
R2	Actual	1.06%	$1,000.00	$990.45	$5.23
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
R3	Actual	0.82%	$1,000.00	$991.69	$4.05
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
R4	Actual	0.57%	$1,000.00	$992.85	$2.82
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86
R6	Actual	0.47%	$1,000.00	$993.18	$2.32
	Hypothetical (h)	0.47%	$1,000.00	$1,022.46	$2.36
529A	Actual	0.84%	$1,000.00	$991.59	$4.15
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
529B	Actual	0.79%	$1,000.00	$991.67	$3.90
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
529C	Actual	1.61%	$1,000.00	$987.68	$7.93
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the period from September 1, 2018 through February 28, 2019, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.61%, $7.95, and $8.05 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.

4

Expense Table – continued

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.03%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information

5

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%

Issuer	Shares/Par	Value ($)
Aerospace - 5.6%
Honeywell International, Inc.	5,987,477	$922,490,581
Lockheed Martin Corp.	927,279	286,909,395
Northrop Grumman Corp.	2,858,264	828,782,230
United Technologies Corp.	4,300,779	540,478,897

		$2,578,661,103
Alcoholic Beverages - 1.3%
Diageo PLC	15,796,456	$610,425,567

Apparel Manufacturers - 0.4%
Hanesbrands, Inc.	9,321,798	$173,292,225

Automotive - 1.2%
Aptiv PLC	4,981,486	$414,011,301
Harley-Davidson, Inc.	1,490,289	55,319,528
Lear Corp.	689,021	104,779,424

		$574,110,253
Broadcasting - 1.7%
Interpublic Group of Companies, Inc.	9,487,959	$218,507,696
Omnicom Group, Inc.	7,623,035	577,063,749

		$795,571,445
Brokerage & Asset Managers - 2.6%
BlackRock, Inc.	1,032,769	$457,743,876
NASDAQ, Inc.	5,789,747	530,167,133
T. Rowe Price Group, Inc.	2,146,534	215,576,410

		$1,203,487,419
Business Services - 7.3%
Accenture PLC, “A”	8,513,865	$1,373,967,534
Amdocs Ltd.	1,723,648	95,783,119
Cognizant Technology Solutions Corp., “A”	3,260,771	231,449,526
DXC Technology Co.	2,908,946	191,583,184
Equifax, Inc.	3,196,328	350,029,879
Fidelity National Information Services, Inc.	5,049,079	546,057,894
Fiserv, Inc. (a)	6,896,163	584,036,044

		$3,372,907,180
Cable TV - 2.6%
Comcast Corp., “A”	31,269,128	$1,209,177,180

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 3.4%
3M Co.	2,604,664	$540,181,267
DowDuPont, Inc.	2,717,439	144,649,278
PPG Industries, Inc.	7,815,488	875,100,191

		$1,559,930,736
Construction - 1.9%
Sherwin-Williams Co.	1,012,095	$438,439,554
Stanley Black & Decker, Inc.	3,197,181	423,402,680

		$861,842,234
Consumer Products - 1.2%
Colgate-Palmolive Co.	1,425,125	$93,872,984
Kimberly-Clark Corp.	1,302,109	152,125,394
Procter & Gamble Co.	926,970	91,352,894
Reckitt Benckiser Group PLC	2,773,457	212,143,348

		$549,494,620
Containers - 0.2%
Crown Holdings, Inc. (a)	1,821,590	$98,894,121

Electrical Equipment - 1.9%
HD Supply Holdings, Inc. (a)	2,302,735	$99,040,632
Johnson Controls International PLC	22,543,150	795,096,901

		$894,137,533
Electronics - 2.7%
Analog Devices, Inc.	3,396,206	$363,258,194
Texas Instruments, Inc.	8,343,875	882,615,097

		$1,245,873,291
Energy - Independent - 1.5%
EOG Resources, Inc.	4,203,866	$395,163,404
Occidental Petroleum Corp.	4,327,048	286,234,225

		$681,397,629
Energy - Integrated - 1.6%
Chevron Corp.	3,251,608	$388,827,285
Exxon Mobil Corp.	4,653,140	367,737,654

		$756,564,939
Food & Beverages - 4.4%
Archer Daniels Midland Co.	5,221,915	$221,931,387
Danone S.A.	2,819,337	212,710,568
General Mills, Inc.	9,539,439	449,593,760
J.M. Smucker Co.	1,679,736	177,900,840

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Nestle S.A.	8,235,183	$745,585,027
PepsiCo, Inc.	2,080,683	240,610,182

		$2,048,331,764
Health Maintenance Organizations - 1.5%
Cigna Corp.	3,913,681	$682,702,514

Insurance - 6.9%
Aon PLC	5,615,232	$963,180,745
Chubb Ltd.	6,588,801	882,240,454
MetLife, Inc.	9,268,069	418,824,038
Travelers Cos., Inc.	6,904,625	917,693,709

		$3,181,938,946
Machinery & Tools - 3.6%
Eaton Corp. PLC	6,741,101	$537,737,627
Illinois ToolWorks, Inc.	4,661,275	671,596,502
Ingersoll-Rand Co. PLC, “A”	4,134,609	436,449,326

		$1,645,783,455
Major Banks - 12.2%
Bank of New York Mellon Corp.	10,424,870	$547,097,178
Goldman Sachs Group, Inc.	3,860,135	759,288,554
JPMorgan Chase & Co.	19,647,039	2,050,364,990
PNC Financial Services Group, Inc.	4,915,314	619,427,870
State Street Corp.	5,619,558	403,877,633
Wells Fargo & Co.	25,789,004	1,286,613,410

		$5,666,669,635
Medical & Health Technology & Services - 0.7%
McKesson Corp.	2,529,906	$321,702,847

Medical Equipment - 7.0%
Abbott Laboratories	7,896,787	$612,948,607
Danaher Corp.	6,277,373	797,351,918
Medtronic PLC	13,564,796	1,227,614,038
Thermo Fisher Scientific, Inc.	2,315,959	601,153,478

		$3,239,068,041
Oil Services - 1.2%
Schlumberger Ltd.	12,977,840	$571,803,630

Other Banks & Diversified Financials - 5.7%
American Express Co.	3,188,929	$343,575,210
BB&T Corp.	5,922,586	301,874,208

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc.	15,052,212	$963,040,524
U.S. Bancorp	19,623,611	1,014,344,453

		$2,622,834,395
Pharmaceuticals - 8.0%
Johnson & Johnson	12,296,354	$1,680,173,811
Merck & Co., Inc.	6,635,743	539,419,548
Novartis AG	1,294,725	118,102,063
Pfizer, Inc.	26,656,951	1,155,578,826
Roche Holding AG	740,203	205,659,328

		$3,698,933,576
Printing & Publishing - 0.7%
Moody’s Corp.	1,987,761	$344,121,184

Railroad & Shipping - 1.9%
Canadian National Railway Co.	3,232,278	$277,588,035
Union Pacific Corp.	3,575,898	599,678,094

		$877,266,129
Real Estate - 0.4%
Public Storage, Inc., REIT	835,490	$176,697,780

Telephone Services - 0.5%
Verizon Communications, Inc.	4,073,869	$231,884,624

Tobacco - 3.1%
Altria Group, Inc.	4,903,604	$256,997,885
Philip Morris International, Inc.	13,492,405	1,173,029,691

		$1,430,027,576
Trucking - 0.6%
United Parcel Service, Inc., “B”	2,384,335	$262,753,717

Utilities - Electric Power - 3.9%
Duke Energy Corp.	9,441,564	$846,530,628
FirstEnergy Corp.	4,095,127	166,876,425
Southern Co.	11,851,759	588,913,905
Xcel Energy, Inc.	4,017,956	220,425,066

		$1,822,746,024
Total Common Stocks (Identified Cost, $29,438,009,204)		$45,991,033,312

9

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 0.4%

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $211,027,208)	211,052,122	$211,052,122

Other Assets, Less Liabilities - 0.2%		78,582,632
Net Assets - 100.0%		$46,280,668,066

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $211,052,122 and $45,991,033,312, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $29,438,009,204)	$45,991,033,312
Investments in affiliated issuers, at value (identified cost, $211,027,208)	211,052,122
Receivables for
Investments sold	19,366,640
Fund shares sold	42,090,179
Dividends	131,368,431
Other assets	142,935
Total assets	$46,395,053,619

Liabilities
Payable to custodian	$87,300
Payables for
Investments purchased	35,020,376
Fund shares reacquired	66,614,724
Payable to affiliates
Investment adviser	1,148,399
Shareholder servicing costs	9,995,033
Distribution and service fees	180,810
Program manager fees	87
Payable for independent Trustees’ compensation	11,916
Accrued expenses and other liabilities	1,326,908
Total liabilities	$114,385,553
Net assets	$46,280,668,066

Net assets consist of
Paid-in capital	$29,416,385,442
Total distributable earnings (loss)	16,864,282,624
Net assets	$46,280,668,066
Shares of beneficial interest outstanding	1,169,309,480

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,375,875,636	161,394,361	$39.50
Class B	95,177,796	2,422,060	39.30
Class C	937,451,488	24,023,355	39.02
Class I	19,642,764,893	494,340,679	39.74
Class R1	22,427,007	579,272	38.72
Class R2	474,373,880	12,136,212	39.09
Class R3	2,125,227,708	54,012,445	39.35
Class R4	2,836,190,224	71,795,587	39.50
Class R6	13,739,536,836	347,795,430	39.50
Class 529A	26,076,449	665,707	39.17
Class 529B	762,671	19,681	38.75
Class 529C	4,803,478	124,691	38.52

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $41.91 [100 / 94.25 x $39.50] and $41.56 [100 / 94.25 x $39.17], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$564,356,868
Dividends from affiliated issuers	4,898,653
Other	307,154
Foreign taxes withheld	(338,541)
Total investment income	$569,224,134
Expenses
Management fee	$104,604,736
Distribution and service fees	17,061,351
Shareholder servicing costs	16,656,344
Program manager fees	7,512
Administrative services fee	282,542
Independent Trustees’ compensation	94,948
Custodian fee	327,548
Shareholder communications	848,685
Audit and tax fees	35,654
Legal fees	204,785
Miscellaneous	672,592
Total expenses	$140,796,697
Reduction of expenses by investment adviser and distributor	(2,285,135)
Net expenses	$138,511,562
Net investment income (loss)	$430,712,572

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$359,450,503
Affiliated issuers	11,062
Foreign currency	(391,748)
Net realized gain (loss)	$359,069,817
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,210,234,118)
Affiliated issuers	(24,169)
Translation of assets and liabilities in foreign currencies	(360,063)
Net unrealized gain (loss)	$(1,210,618,350)
Net realized and unrealized gain (loss)	$(851,548,533)
Change in net assets from operations	$(420,835,961)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$430,712,572	$788,166,589
Net realized gain (loss)	359,069,817	1,173,543,965
Net unrealized gain (loss)	(1,210,618,350)	2,302,666,965
Change in net assets from operations	$(420,835,961)	$4,264,377,519
Total distributions to shareholders (a)	$(1,065,088,935)	$(2,172,546,240)
Change in net assets from fund share transactions	$(868,627,762)	$2,328,693,215
Total change in net assets	$(2,354,552,658)	$4,420,524,494

Net assets
At beginning of period	48,635,220,724	44,214,696,230
At end of period (b)	$46,280,668,066	$48,635,220,724

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income and from net realized gain were $793,759,240 and $1,378,787,000, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $127,744,500.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.82		$39.00	$35.93		$33.38	$34.70	$29.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.33		$0.59	$0.66	(c)	$0.54	$0.63	$0.69
Net realized and unrealized gain (loss)	(0.77)		3.04	3.65		3.81	(0.36)	5.41
Total from investment operations	$(0.44)		$3.63	$4.31		$4.35	$0.27	$6.10

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.60)	$(0.62)		$(0.56)	$(0.67)	$(0.63)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.88)		$(1.81)	$(1.24)		$(1.80)	$(1.59)	$(1.21)
Net asset value, end of period (x)	$39.50		$40.82	$39.00		$35.93	$33.38	$34.70
Total return (%) (r)(s)(t)(x)	(0.85	)(n)	9.42	12.24	(c)	13.55	0.68	20.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	0.86	(c)	0.90	0.90	0.90
Expenses after expense reductions (f)	0.81	(a)	0.81	0.84	(c)	0.86	0.86	0.88
Net investment income (loss)	1.70	(a)	1.46	1.77	(c)	1.60	1.80	2.10
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$6,375,876		$6,736,296	$6,344,965		$9,033,842	$8,478,761	$9,448,535

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.59		$38.76	$35.72		$33.19	$34.50	$29.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.28	$0.37	(c)	$0.28	$0.37	$0.44
Net realized and unrealized gain (loss)	(0.75)		3.04	3.64		3.79	(0.35)	5.38
Total from investment operations	$(0.57)		$3.32	$4.01		$4.07	$0.02	$5.82

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.28)	$(0.35)		$(0.30)	$(0.41)	$(0.38)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.72)		$(1.49)	$(0.97)		$(1.54)	$(1.33)	$(0.96)
Net asset value, end of period (x)	$39.30		$40.59	$38.76		$35.72	$33.19	$34.50
Total return (%) (r)(s)(t)(x)	(1.21	)(n)	8.62	11.40	(c)	12.68	(0.06)	19.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.57	1.61	(c)	1.65	1.65	1.65
Expenses after expense reductions (f)	1.56	(a)	1.56	1.59	(c)	1.61	1.61	1.63
Net investment income (loss)	0.94	(a)	0.71	0.99	(c)	0.85	1.05	1.35
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$95,178		$111,494	$137,361		$154,742	$154,205	$179,284

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.31		$38.52	$35.50		$33.00	$34.33	$29.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.28	$0.37	(c)	$0.28	$0.37	$0.44
Net realized and unrealized gain (loss)	(0.75)		3.01	3.62		3.77	(0.36)	5.36
Total from investment operations	$(0.57)		$3.29	$3.99		$4.05	$0.01	$5.80

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.29)	$(0.35)		$(0.31)	$(0.42)	$(0.39)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.72)		$(1.50)	$(0.97)		$(1.55)	$(1.34)	$(0.97)
Net asset value, end of period (x)	$39.02		$40.31	$38.52		$35.50	$33.00	$34.33
Total return (%) (r)(s)(t)(x)	(1.20	)(n)	8.58	11.43	(c)	12.69	(0.09)	19.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.57	1.61	(c)	1.65	1.65	1.65
Expenses after expense reductions (f)	1.57	(a)	1.56	1.59	(c)	1.61	1.61	1.63
Net investment income (loss)	0.94	(a)	0.71	0.99	(c)	0.85	1.06	1.35
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$937,451		$1,050,477	$1,389,685		$1,538,605	$1,335,968	$1,359,860

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$41.06		$39.22	$36.13		$33.56	$34.88	$29.96

Income (loss) from investment operations
Net investment income (loss) (d)	$0.38		$0.70	$0.74	(c)	$0.63	$0.72	$0.78
Net realized and unrealized gain (loss)	(0.77)		3.05	3.70		3.82	(0.36)	5.43
Total from investment operations	$(0.39)		$3.75	$4.44		$4.45	$0.36	$6.21

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.70)	$(0.73)		$(0.64)	$(0.76)	$(0.71)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.93)		$(1.91)	$(1.35)		$(1.88)	$(1.68)	$(1.29)
Net asset value, end of period (x)	$39.74		$41.06	$39.22		$36.13	$33.56	$34.88
Total return (%) (r)(s)(t)(x)	(0.71	)(n)	9.69	12.54	(c)	13.83	0.93	21.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.61	(c)	0.65	0.65	0.65
Expenses after expense reductions (f)	0.57	(a)	0.57	0.59	(c)	0.61	0.61	0.63
Net investment income (loss)	1.95	(a)	1.72	1.98	(c)	1.84	2.06	2.35
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$19,642,765		$20,727,676	$19,624,016		$17,134,836	$13,888,395	$13,905,910

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.01		$38.25	$35.27		$32.79	$34.11	$29.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.28	$0.36	(c)	$0.28	$0.36	$0.43
Net realized and unrealized gain (loss)	(0.75)		2.99	3.60		3.74	(0.34)	5.33
Total from investment operations	$(0.57)		$3.27	$3.96		$4.02	$0.02	$5.76

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.30)	$(0.36)		$(0.30)	$(0.42)	$(0.39)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.72)		$(1.51)	$(0.98)		$(1.54)	$(1.34)	$(0.97)
Net asset value, end of period (x)	$38.72		$40.01	$38.25		$35.27	$32.79	$34.11
Total return (%) (r)(s)(t)(x)	(1.21	)(n)	8.61	11.40	(c)	12.69	(0.07)	19.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.57	1.61	(c)	1.65	1.65	1.65
Expenses after expense reductions (f)	1.57	(a)	1.56	1.59	(c)	1.61	1.61	1.63
Net investment income (loss)	0.95	(a)	0.72	0.99	(c)	0.85	1.06	1.33
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$22,427		$24,791	$26,663		$27,096	$27,860	$33,390

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.39		$38.60	$35.59		$33.08	$34.40	$29.56

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.48	$0.55	(c)	$0.45	$0.54	$0.60
Net realized and unrealized gain (loss)	(0.75)		3.02	3.62		3.78	(0.35)	5.36
Total from investment operations	$(0.48)		$3.50	$4.17		$4.23	$0.19	$5.96

Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.50)	$(0.54)		$(0.48)	$(0.59)	$(0.54)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.82)		$(1.71)	$(1.16)		$(1.72)	$(1.51)	$(1.12)
Net asset value, end of period (x)	$39.09		$40.39	$38.60		$35.59	$33.08	$34.40
Total return (%) (r)(s)(t)(x)	(0.96	)(n)	9.15	11.95	(c)	13.27	0.43	20.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.11	(c)	1.15	1.15	1.15
Expenses after expense reductions (f)	1.06	(a)	1.07	1.09	(c)	1.11	1.11	1.13
Net investment income (loss)	1.44	(a)	1.21	1.49	(c)	1.35	1.54	1.84
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$474,374		$550,200	$614,044		$567,665	$521,592	$607,340

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.66		$38.85	$35.81		$33.28	$34.60	$29.73

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.59	$0.65	(c)	$0.54	$0.63	$0.69
Net realized and unrealized gain (loss)	(0.75)		3.03	3.64		3.79	(0.35)	5.39
Total from investment operations	$(0.43)		$3.62	$4.29		$4.33	$0.28	$6.08

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.60)	$(0.63)		$(0.56)	$(0.68)	$(0.63)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.88)		$(1.81)	$(1.25)		$(1.80)	$(1.60)	$(1.21)
Net asset value, end of period (x)	$39.35		$40.66	$38.85		$35.81	$33.28	$34.60
Total return (%) (r)(s)(t)(x)	(0.83	)(n)	9.43	12.23	(c)	13.54	0.69	20.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.86	(c)	0.90	0.90	0.90
Expenses after expense reductions (f)	0.82	(a)	0.82	0.84	(c)	0.86	0.86	0.87
Net investment income (loss)	1.70	(a)	1.47	1.74	(c)	1.60	1.80	2.11
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$2,125,228		$2,259,562	$2,030,023		$1,903,910	$1,571,281	$1,559,863

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.82		$39.00	$35.94		$33.40	$34.72	$29.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.37		$0.69	$0.74	(c)	$0.62	$0.72	$0.77
Net realized and unrealized gain (loss)	(0.76)		3.04	3.67		3.80	(0.36)	5.42
Total from investment operations	$(0.39)		$3.73	$4.41		$4.42	$0.36	$6.19

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.70)	$(0.73)		$(0.64)	$(0.76)	$(0.71)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.93)		$(1.91)	$(1.35)		$(1.88)	$(1.68)	$(1.29)
Net asset value, end of period (x)	$39.50		$40.82	$39.00		$35.94	$33.40	$34.72
Total return (%) (r)(s)(t)(x)	(0.72	)(n)	9.70	12.52	(c)	13.80	0.93	21.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.61	(c)	0.65	0.65	0.65
Expenses after expense reductions (f)	0.57	(a)	0.57	0.59	(c)	0.61	0.61	0.63
Net investment income (loss)	1.95	(a)	1.72	1.99	(c)	1.85	2.05	2.34
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$2,836,190		$3,201,331	$3,060,883		$3,233,421	$2,787,041	$3,283,133

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.83		$39.01	$35.94		$33.40	$34.72	$29.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.39		$0.73	$0.76	(c)	$0.66	$0.76	$0.82
Net realized and unrealized gain (loss)	(0.77)		3.04	3.69		3.80	(0.36)	5.40
Total from investment operations	$(0.38)		$3.77	$4.45		$4.46	$0.40	$6.22

Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.74)	$(0.76)		$(0.68)	$(0.80)	$(0.74)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.95)		$(1.95)	$(1.38)		$(1.92)	$(1.72)	$(1.32)
Net asset value, end of period (x)	$39.50		$40.83	$39.01		$35.94	$33.40	$34.72
Total return (%) (r)(s)(t)(x)	(0.68	)(n)	9.81	12.66	(c)	13.93	1.04	21.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.47	0.51	(c)	0.54	0.54	0.55
Expenses after expense reductions (f)	0.47	(a)	0.47	0.49	(c)	0.50	0.50	0.53
Net investment income (loss)	2.05	(a)	1.83	2.04	(c)	1.95	2.17	2.48
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$13,739,537		$13,941,823	$10,957,734		$6,218,954	$4,846,172	$3,996

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.48		$38.69	$35.67		$33.15	$34.48	$29.62

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.58	$0.63	(c)	$0.53	$0.63	$0.69
Net realized and unrealized gain (loss)	(0.76)		3.02	3.64		3.79	(0.36)	5.38
Total from investment operations	$(0.44)		$3.60	$4.27		$4.32	$0.27	$6.07

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.60)	$(0.63)		$(0.56)	$(0.68)	$(0.63)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.87)		$(1.81)	$(1.25)		$(1.80)	$(1.60)	$(1.21)
Net asset value, end of period (x)	$39.17		$40.48	$38.69		$35.67	$33.15	$34.48
Total return (%) (r)(s)(t)(x)	(0.84	)(n)	9.40	12.21	(c)	13.55	0.67	20.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.96	(c)	1.00	1.00	1.00
Expenses after expense reductions (f)	0.84	(a)	0.83	0.85	(c)	0.86	0.86	0.87
Net investment income (loss)	1.68	(a)	1.45	1.71	(c)	1.59	1.82	2.11
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$26,076		$25,416	$22,490		$18,625	$16,543	$14,547

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$40.05		$38.23	$35.27		$32.78	$34.08	$29.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.43	$0.47	(c)	$0.29	$0.47	$0.42
Net realized and unrealized gain (loss)	(0.75)		3.00	3.61		3.73	(0.34)	5.32
Total from investment operations	$(0.43)		$3.43	$4.08		$4.02	$0.13	$5.74

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.40)	$(0.50)		$(0.29)	$(0.51)	$(0.37)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.87)		$(1.61)	$(1.12)		$(1.53)	$(1.43)	$(0.95)
Net asset value, end of period (x)	$38.75		$40.05	$38.23		$35.27	$32.78	$34.08
Total return (%) (r)(s)(t)(x)	(0.83	)(n)	9.05	11.78	(c)	12.70	0.27	19.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	1.22	1.34	(c)	1.68	1.37	1.75
Expenses after expense reductions (f)	0.79	(a)	1.19	1.26	(c)	1.58	1.27	1.67
Net investment income (loss)	1.72	(a)	1.10	1.28	(c)	0.87	1.38	1.30
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$763		$835	$908		$941	$888	$1,026

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$39.81		$38.07	$35.11		$32.66	$34.00	$29.23

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.26	$0.34	(c)	$0.26	$0.35	$0.41
Net realized and unrealized gain (loss)	(0.75)		2.97	3.59		3.73	(0.36)	5.32
Total from investment operations	$(0.58)		$3.23	$3.93		$3.99	$(0.01)	$5.73

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.28)	$(0.35)		$(0.30)	$(0.41)	$(0.38)
From net realized gain	(0.54)		(1.21)	(0.62)		(1.24)	(0.92)	(0.58)
Total distributions declared to shareholders	$(0.71)		$(1.49)	$(0.97)		$(1.54)	$(1.33)	$(0.96)
Net asset value, end of period (x)	$38.52		$39.81	$38.07		$35.11	$32.66	$34.00
Total return (%) (r)(s)(t)(x)	(1.23	)(n)	8.54	11.38	(c)	12.64	(0.14)	19.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.71	(c)	1.75	1.75	1.75
Expenses after expense reductions (f)	1.61	(a)	1.61	1.63	(c)	1.65	1.66	1.67
Net investment income (loss)	0.90	(a)	0.67	0.93	(c)	0.80	1.03	1.28
Portfolio turnover	5	(n)	11	14		12	12	13
Net assets at end of period (000 omitted)	$4,803		$5,320	$5,924		$5,381	$4,434	$3,981

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

27

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

28

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$45,991,033,312	$—	$—	$45,991,033,312
Mutual Funds	211,052,122	—	—	211,052,122
Total	$46,202,085,434	$—	$—	$46,202,085,434

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$929,534,546
Long-term capital gains	1,243,011,694

Total distributions	$2,172,546,240

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$29,804,234,800
Gross appreciation	17,106,598,176

Gross depreciation	(708,747,542)
Net unrealized appreciation (depreciation)	$16,397,850,634

As of 8/31/18

Undistributed ordinary income	153,495,142
Undistributed long-term capital gain	588,463,265
Other temporary differences	140,192
Net unrealized appreciation (depreciation)	17,608,108,921

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$54,196,358	$96,760,816	$86,260,498	$186,688,046
Class B	454,211	885,026	1,376,715	3,950,558
Class C	4,492,802	9,179,928	13,384,014	41,974,501
Class I	191,307,322	356,095,252	262,695,181	602,257,349
Class R1	107,515	205,831	315,686	825,125
Class R2	3,623,407	7,432,906	6,747,943	18,360,568
Class R3	18,023,814	33,116,822	28,625,706	65,139,368
Class R4	29,430,223	57,058,987	40,361,046	99,811,881
Class R6	139,461,804	232,612,347	183,561,996	358,857,685
Class 529A	210,206	360,191	342,700	706,810
Class 529B	6,741	9,004	10,937	28,292
Class 529C	22,730	42,130	69,380	186,817
Total	$441,337,133	$793,759,240	$623,751,802	$1,378,787,000

31

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion	0.34%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $2,241,184, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $522,736 and $529,711 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,803,318
Class B	0.75%	0.25%	1.00%	1.00%	496,360
Class C	0.75%	0.25%	1.00%	1.00%	4,761,750
Class R1	0.75%	0.25%	1.00%	1.00%	112,279
Class R2	0.25%	0.25%	0.50%	0.50%	1,229,960
Class R3	—	0.25%	0.25%	0.25%	2,602,105
Class 529A	—	0.25%	0.25%	0.22%	30,500
Class 529B	0.75%	0.25%	1.00%	0.17%	694
Class 529C	0.75%	0.25%	1.00%	0.99%	24,385
Total Distribution and Service Fees					$17,061,351

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $37,129, $658, $1,152, $448, $734, $3,675, $27, and $128 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2019, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$46,657
Class B	50,084
Class C	37,399
Class 529B	—
Class 529C	88

During the six months ended February 28, 2019, to meet the requirements of FINRA Rule 2341, MFD returned $254 of the CDSC collected in the prior fiscal year for Class 529B which had the effect of further reducing the annual effective distribution fee rate for this class by 0.07%.

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through

33

Notes to Financial Statements (unaudited) – continued

which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2019, were as follows:

Fee
Class 529A	$6,100
Class 529B	192
Class 529C	1,220
Total Program Manager Fees	$7,512

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $673,357, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,982,987.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0012% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $342 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under

34

Notes to Financial Statements (unaudited) – continued

the DB plan amounted to $1,330 at February 28, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $40,224 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $4,590,524. The sales transactions resulted in net realized gains (losses) of $(12,325).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $307,154, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $2,334,771,714 and $3,536,889,029, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	12,203,536	$465,134,113	44,076,293	$1,757,559,480
Class B	74,450	2,846,000	176,038	7,050,932
Class C	1,557,005	58,707,978	3,349,289	133,548,102
Class I	55,086,034	2,110,797,554	127,402,197	5,159,868,065
Class R1	55,823	2,106,316	156,785	6,192,764
Class R2	780,079	29,428,073	2,355,417	93,706,489
Class R3	5,516,873	208,160,399	16,357,394	659,298,107
Class R4	4,565,112	174,850,771	22,870,513	926,126,695
Class R6	36,210,669	1,385,813,961	116,249,017	4,676,874,449
Class 529A	62,861	2,397,555	107,287	4,273,598
Class 529B	427	16,662	2,465	97,445
Class 529C	9,580	359,553	15,016	592,294
	116,122,449	$4,440,618,935	333,117,711	$13,425,188,420

Shares issued to shareholders in reinvestment of distributions
Class A	3,215,308	$114,675,143	6,053,234	$243,649,001
Class B	49,105	1,725,633	112,004	4,510,553
Class C	391,954	13,683,630	1,035,498	41,436,539
Class I	9,990,393	359,286,262	18,342,158	741,412,732
Class R1	12,216	423,191	25,985	1,030,956
Class R2	279,291	9,838,049	604,456	24,126,659
Class R3	1,312,960	46,649,419	2,450,848	98,255,320
Class R4	1,880,224	67,229,746	3,751,509	150,843,900
Class R6	8,206,098	293,540,487	13,711,952	550,598,803
Class 529A	15,643	552,799	26,729	1,066,973
Class 529B	506	17,678	943	37,287
Class 529C	2,673	92,110	5,793	228,919
	25,356,371	$907,714,147	46,121,109	$1,857,197,642

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(19,048,151)	$(735,481,661)	(47,805,299)	$(1,924,584,307)
Class B	(448,517)	(17,190,415)	(1,084,583)	(43,543,928)
Class C	(3,982,862)	(150,396,635)	(14,408,676)	(567,501,368)
Class I	(75,573,279)	(2,914,209,585)	(141,304,181)	(5,715,110,426)
Class R1	(108,445)	(4,092,579)	(260,226)	(10,260,995)
Class R2	(2,545,004)	(97,811,797)	(5,245,661)	(209,097,090)
Class R3	(8,388,393)	(322,122,035)	(15,484,603)	(621,317,976)
Class R4	(13,065,922)	(496,852,286)	(26,680,448)	(1,076,351,548)
Class R6	(38,083,025)	(1,476,361,156)	(69,399,253)	(2,780,507,602)
Class 529A	(40,585)	(1,580,972)	(87,482)	(3,498,874)
Class 529B	(2,109)	(78,487)	(6,300)	(247,228)
Class 529C	(21,184)	(783,236)	(42,795)	(1,671,505)
	(161,307,476)	$(6,216,960,844)	(321,809,507)	$(12,953,692,847)

Net change
Class A	(3,629,307)	$(155,672,405)	2,324,228	$76,624,174
Class B	(324,962)	(12,618,782)	(796,541)	(31,982,443)
Class C	(2,033,903)	(78,005,027)	(10,023,889)	(392,516,727)
Class I	(10,496,852)	(444,125,769)	4,440,174	186,170,371
Class R1	(40,406)	(1,563,072)	(77,456)	(3,037,275)
Class R2	(1,485,634)	(58,545,675)	(2,285,788)	(91,263,942)
Class R3	(1,558,560)	(67,312,217)	3,323,639	136,235,451
Class R4	(6,620,586)	(254,771,769)	(58,426)	619,047
Class R6	6,333,742	202,993,292	60,561,716	2,446,965,650
Class 529A	37,919	1,369,382	46,534	1,841,697
Class 529B	(1,176)	(44,147)	(2,892)	(112,496)
Class 529C	(8,931)	(331,573)	(21,986)	(850,292)
	(19,828,656)	$(868,627,762)	57,429,313	$2,328,693,215

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the

37

Notes to Financial Statements (unaudited) – continued

MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $140,185 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		372,957,411	2,495,606,194	(2,657,511,483)	211,052,122

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$11,062	$(24,169)	$—	$4,898,653	$211,052,122

(8) Redemptions In-Kind

On November 16, 2018, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $96,466,346. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $51,529,296 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.